     As filed with the Securities and Exchange Commission on August 31, 2004


                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                     ---
         Pre-Effective Amendment No.
                                      ----                           ---


         Post-Effective Amendment No.  67                             X
                                      ----                           ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                     ---


         Amendment No.  68
                       ----


                        (Check appropriate box or boxes.)

                              AIM INVESTMENT FUNDS
                              --------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
          ------------------------------------------------------------
              (Address of Principal Executive Offices)   (Zip Code)

       Registrant's Telephone Number, including Area Code:  (713) 626-1919
                                                          ------------------

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046
                              --------------------
                     (Name and Address of Agent of Service)

                                    Copy to:

Joel R. Messina                                   Martha J. Hays, Esq.
A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                1735 Market Street, 51st Floor
Houston, Texas 77046                     Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
  -----


         on (date) pursuant to paragraph (b)
  -----


         60 days after filing pursuant to paragraph (a)(1)
  -----


    X    on November 1, 2004, pursuant to paragraph (a)(1)
  -----


         75 days after filing pursuant to paragraph (a)(2)
  -----
         on (date) pursuant to paragraph (a)(2) of rule 485.
  -----

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
  -----

                                                                AIM TRIMARK FUND

                                                                     PROSPECTUS

                                      MARCH 1, 2004 AS REVISED NOVEMBER 1, 2004


AIM Trimark Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4

Advisor Compensation                                 4

Portfolio Managers                                   4

Prior Performance of the Subadvisor                  4

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective generally by investing, normally, at least 75% of its net assets in marketable equity securities of medium- and large-sized companies, including convertible securities, of domestic issuers and foreign issuers. The fund will normally invest in the securities of companies located in at least three countries, including the United States.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

    The fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents such as U.S. Government agency discount notes, or shares of affiliated money market funds.

    Under normal conditions, the top ten holdings may comprise up to 50% of the fund's total assets. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities, the portfolio managers seek to identify companies that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating companies, the portfolio managers emphasize several factors such as the quality of the company's management team, their commitment to securing a competitive advantage, and the company's sustainable growth potential. The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more compelling investment opportunity exists, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the company, or 4) there has been a fundamental negative change in competitive environment.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

securities could significantly affect the value of your investment in the fund.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A       CLASS B   CLASS C   CLASS R
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 5.50%         None      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                              None(1,2)     5.00%     1.00%    None(3)
Redemption/Exchange Fee
(as a percentage of
amount redeemed/
exchanged)                                      2.00%(4)      None      None       None
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
----------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A   CLASS B   CLASS C   CLASS R
----------------------------------------------------------------------------------------
Management Fees                                      0.85%     0.85%     0.85%     0.85%

Distribution and/or Service (12b-1) Fees             0.35      1.00      1.00      0.50

Other Expenses(6)                                    0.73      0.73      0.73      0.73

Total Annual Fund Operating Expenses                 1.93      2.58      2.58      2.08

----------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(5) There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Other Expenses are based on estimated amounts for the current fiscal year.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $735    $1,123
Class B                                      761     1,102
Class C                                      361       802
Class R                                      211       652
-----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Class A                                     $735    $1,123
Class B                                      261       802
Class C                                      261       802
Class R                                      211       652
-----------------------------------------------------------

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Funds Management Inc. (the subadvisor) is located at 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor manager since 1981. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.85% of the first $1 billion of the average daily net assets and 0.80% of the average daily net assets over $1 billion.

PORTFOLIO MANAGERS

The subadvisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are


- Tye Bousada (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1996 to 1999, he was an investment analyst and portfolio manager with Ontario Teachers' Pension Plan Board.



- Dana Love, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1998, he was a full-time student.


    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


PRIOR PERFORMANCE OF THE SUBADVISOR



In addition to acting as subadviser to the fund, the subadvisor manages other investment portfolios with investment objectives, policies, strategies and risks that are substantially similar to the fund. On the following page, you will find information about the prior performance of the AIM Trimark Composite (the Composite) and separately the Trimark Fund and the Trimark Select Growth Fund, two Canadian mutual fund trusts (the Canadian Funds) that make up the Composite.


PERFORMANCE INFORMATION


The performance information provided is organized into columns. The first column shows the United States Dollar Performance of the Composite which is the asset-weighted performance of the Canadian Funds that make up the Composite calculated in United States Dollars. The next two columns show the performance of each of the underlying Canadian Funds that make up the Composite calculated in United States Dollars. The United States Dollar Performance reflects the performance that a U.S. investor would have received based on conversion of currency (using exchange rates published by the Federal Reserve Bank of New
York) between the Canadian Dollar and the United States Dollar. The fourth column shows the performance of the MSCI World Index in United States Dollars which includes reinvestment of dividends and distributions. The MSCI World Index is a broad based securities market index representative of global developed equity markets.



    The fifth column shows the Canadian Dollar Performance of the Composite which is the asset-weighted performance of the Canadian Funds calculated in Canadian Dollars. The Canadian Dollar Performance reflects the actual performance achieved by the Canadian Funds that make up the Composite. The next two columns show the performance of each of the underlying Canadian Funds that make up the Composite calculated in Canadian Dollars. The last column shows the performance of the MSCI World Index in Canadian Dollars which includes reinvestment of dividends and distributions.


COMPOSITE AND CANADIAN FUNDS PERFORMANCE CALCULATION


The Composite consists of the Canadian Funds' performance combined on an asset weighted basis. The Composite and the Canadian Funds are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the U.S. Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the Canadian Funds and the Composite. The Composite and the Canadian Funds are also not subject to the same level of expenses to which the fund is subject. The Composite and the Canadian Funds are not available to U.S. investors.



    Calendar year Composite returns are calculated by time and asset weighting and reflect compounded monthly returns for all twelve months, using the beginning-of-month and end-of-month market prices either in United States Dollars (for the U.S. Dollar performance) or in Canadian Dollars (for the Canadian Dollar performance). The relevant net asset values are converted from Canadian Dollars to United States Dollars by applying the effective currency exchange rate (published by the Federal Reserve Bank of New York) at the beginning and the end of each month to the Canadian Dollar net asset values. Average annual total returns are computed by compounding calculated monthly returns for the respective time periods. An average annual total return reflects the compounded annual rate of return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to even out variations, investors should recognize that such returns are not the same as actual year-by-year results.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

OTHER IMPORTANT INFORMATION


The performance of the Composite and Canadian Funds do not represent the past performance of the fund and are not an indication of the future performance of the fund. The future performance of the fund may be better or worse than the future performance of the Composite and Canadian Funds due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows. Also, you may experience different investment results depending on different currency conversion rates in the future.



    The Composite and Canadian Funds performance data shown below includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses and is net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Composite does not include sales loads applicable to the Canadian Funds comprising the Composite.



CALENDAR YEAR ANNUAL TOTAL RETURNS (%)



                                                 TRIMARK                                                 TRIMARK
                                                  SELECT                                                  SELECT
                                      TRIMARK     GROWTH    MSCI WORLD                    TRIMARK         GROWTH       MSCI WORLD
                       COMPOSITE(1)   FUND(2)    FUND(3)     INDEX(4)    COMPOSITE(1)     FUND(2)        FUND(3)        INDEX(4)
YEAR (AS OF 12/31)       (U.S. $)     (U.S. $)   (U.S. $)    (U.S. $)    (CANADIAN $)   (CANADIAN $)   (CANADIAN $)   (CANADIAN $)
------------------     ------------   --------   --------   ----------   ------------   ------------   ------------   ------------
1994                        N/A         8.96%      7.59%        5.08%         N/A          14.93%         13.47%          11.32%
1995                        N/A        19.83%     17.29%       20.72%         N/A          16.66%         14.23%          17.38%
1996                      13.77%       14.24%     13.51%       13.48%       14.26%         14.71%         14.02%          14.04%
1997                       8.98%       11.08%      7.93%       15.76%       13.75%         16.00%         12.62%          20.86%
1998                      -1.78%       -0.99%     -2.16%       24.34%        5.60%          6.41%          5.21%          33.46%
1999                      23.15%       22.75%     23.33%       24.93%       15.84%         15.51%         15.99%          18.05%
2000                       7.25%        8.59%      6.69%      -13.18%       11.26%         12.63%         10.69%         -10.15%
2001                       3.65%        3.82%      3.57%      -16.82%        9.94%         10.12%          9.85%         -11.60%
2002                      -4.97%       -4.47%     -5.20%      -19.89%       -6.08%         -5.59%         -6.31%         -20.71%
2003                      30.63%       31.08%     30.41%       33.11%        7.32%          7.68%          7.13%           8.88%



The Composite year-to-date total return as of July 31, 2004 was -0.89% (U.S. $) and 1.90% (Canadian $).



Trimark Fund's Series SC year-to-date total return as of July 31, 2004 was -0.65% (U.S. $) and 2.14% (Canadian $).



Trimark Select Growth Fund's Series A year-to-date total return as of July 31, 2004 was -1.03% (U.S. $) and 1.75% (Canadian $).



(1) Does not reflect the sales loads applicable to the Canadian Funds (Trimark Fund, Series SC and Trimark Select Growth Fund, Series A) comprising the Composite.



(2) The information shown is for Series SC of Trimark Fund and does not reflect the sales loads applicable to such series. If it did, the annual total returns shown would be lower. Trimark Fund is not available to U.S. investors.



(3) The information shown is for Series A of Trimark Select Growth Fund and does not reflect the sales loads applicable to such series. If it did, the annual total returns shown would be lower. Trimark Select Growth Fund is not available to U.S. investors.


(4) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. This index does not incur fees, expenses or taxes and cannot be purchased directly by investors.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED
DECEMBER 31, 2003:



                                                 TRIMARK                                                 TRIMARK
                                                  SELECT                                                  SELECT
                                      TRIMARK     GROWTH    MSCI WORLD                    TRIMARK         GROWTH       MSCI WORLD
                       COMPOSITE(1)   FUND(2)    FUND(3)     INDEX(4)    COMPOSITE(1)     FUND(2)        FUND(3)        INDEX(4)
                         (U.S. $)     (U.S. $)   (U.S. $)    (U.S. $)    (CANADIAN $)   (CANADIAN $)   (CANADIAN $)   (CANADIAN $)
                       ------------   --------   --------   ----------   ------------   ------------   ------------   ------------
1 Year                    30.63%       24.53%     23.89%       33.11%        7.32%          2.30%          1.78%           8.88%
3 Years                    8.77%        7.29%      6.75%       -3.92%        3.48%          2.08%          1.56%          -8.62%
5 Years                   11.19%       10.48%      9.86%       -0.77%        7.39%          6.71%          6.10%          -4.14%
8 Years                    9.52%        9.51%      8.49%        5.81%        8.78%          8.77%          7.75%           5.10%
10 Years                    N/A        10.45%      9.24%        7.14%         N/A          10.14%          8.94%           6.88%



(1) Does not reflect the sales loads applicable to the Canadian Funds (Trimark Fund, Series SC and Trimark Select Growth Fund, Series A) comprising the Composite.



(2) The information shown is for Series SC of the Trimark Fund. The information reflects the maximum front-end sales load applicable to Series SC. The Trimark Fund is not available to US.



(3) The information shown is for Series A of the Trimark Select Growth Fund. The information reflects the maximum front-end sales load applicable to Series
    A. The Trimark Select Growth Fund is not available to US investors.



(4) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. This index does not incur fees, expenses or taxes and cannot be purchased directly by investors.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Trimark Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.



    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    The information, along with the fund's financial statements, is included in the fund's semi-annual report, which is available upon request.




                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                APRIL 30, 2004
                                                                ----------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.03)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.54
================================================================================
    Total from investment operations                                   0.51
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.51
________________________________________________________________________________
================================================================================
Total return(b)                                                        5.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,566
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.25%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       5.78%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.65)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $3,252,018.


(d) Not annualized for periods of less than one year.




                                                                  CLASS B
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                              APRIL 30, 2004
                                                              ----------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.55
==============================================================================
    Total from investment operations                                 0.48
==============================================================================
Redemption fees added to shares of beneficial interest               0.00
==============================================================================
Net asset value, end of period                                     $10.48
______________________________________________________________________________
==============================================================================
Total return(b)                                                      4.80%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,616
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.90%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     6.43%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.30)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             22%
______________________________________________________________________________
==============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $1,050,035.


(d) Not annualized for periods of less than one year.

                             ---------------------
                                AIM TRIMARK FUND
                             ---------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------




                                                                  CLASS C
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                              APRIL 30, 2004
                                                              ----------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.55
==============================================================================
    Total from investment operations                                 0.48
==============================================================================
Redemption fees added to shares of beneficial interest               0.00
==============================================================================
Net asset value, end of period                                     $10.48
______________________________________________________________________________
==============================================================================
Total return(b)                                                      4.80%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,220
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.90%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     6.43%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.30)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             22%
______________________________________________________________________________
==============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $904,143.


(d) Not annualized for periods of less than one year.




                                                                 CLASS R
                                                              -------------
                                                              APRIL 30,
                                                                2004
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              APRIL 30,
                                                                2004
                                                              -------------
Net asset value, beginning of period                             $10.51
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       --
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             --
===========================================================================
    Total from investment operations                                 --
===========================================================================
Net asset value, end of period                                   $10.51
___________________________________________________________________________
===========================================================================
Total return                                                         --
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        --
---------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     --
===========================================================================
Ratio of net investment income to average net assets                 --
___________________________________________________________________________
===========================================================================
Portfolio turnover rate(a)                                           22%
___________________________________________________________________________
===========================================================================



(a) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

   AIM Trimark Fund
   SEC 1940 Act file number: 811-05426

AIMinvestments.com     T-TRI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM INVESTMENT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   -----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                                   -----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2004, AS REVISED NOVEMBER 1, 2004, RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



              FUND                                      DATED
              ----                                      -----
   AIM DEVELOPING MARKETS FUND                     MARCH 1, 2004
   AIM GLOBAL HEALTH CARE FUND                     MARCH 1, 2004
         AIM LIBRA FUND                            MARCH 1, 2004
    AIM TRIMARK ENDEAVOR FUND         MARCH 1, 2004, AS REVISED APRIL 30, 2004
        AIM TRIMARK FUND             MARCH 1, 2004, AS REVISED NOVEMBER 1, 2004
AIM TRIMARK SMALL COMPANIES FUND      MARCH 1, 2004, AS REVISED APRIL 30, 2004

                              AIM INVESTMENT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                      PAGE
GENERAL INFORMATION ABOUT THE TRUST.............................................................................        1
         Fund History...........................................................................................        1
         Shares of Beneficial Interest..........................................................................        1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS........................................................        3
         Classification.........................................................................................        3
         Investment Strategies and Risks........................................................................        3
                  Equity Investments............................................................................        7
                  Foreign Investments...........................................................................        7
                  Debt Investments..............................................................................        9
                  Other Investments.............................................................................       10
                  Investment Techniques.........................................................................       12
                  Derivatives...................................................................................       16
                  Additional Securities or Investment Techniques................................................       22
         Fund Policies..........................................................................................       24
         Concentration of Investments...........................................................................       26
         Temporary Defensive Positions..........................................................................       27
         Portfolio Turnover.....................................................................................       27

MANAGEMENT OF THE TRUST.........................................................................................       27
         Board of Trustees......................................................................................       27
         Management Information.................................................................................       27
                  Trustee Ownership of Fund Shares..............................................................       28
                  Factors Considered in Approving the Investment Advisory Agreement and Sub-Advisory Agreement..       29
         Compensation...........................................................................................       29
                  Retirement Plan For Trustees..................................................................       30
                  Deferred Compensation Agreements..............................................................       30
                  Purchase of Class A Shares of the Funds at Net Asset Value....................................       30
         Codes of Ethics........................................................................................       31
         Proxy Voting Policies..................................................................................       31

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................       31

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................       31
         Investment Advisor.....................................................................................       31
         Investment Sub-Advisor.................................................................................       33
         Service Agreements.....................................................................................       34
         Other Service Providers................................................................................       34

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................       35
         Brokerage Transactions.................................................................................       35
         Commissions............................................................................................       35
         Brokerage Selection....................................................................................       36
         Directed Brokerage (Research Services).................................................................       37
         Regular Brokers or Dealers.............................................................................       37
         Allocation of Portfolio Transactions...................................................................       37
         Allocation of Initial Public Offering ("IPO") Transactions.............................................       37

PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................       38
         Purchase and Redemption of Shares......................................................................       38
         Offering Price.........................................................................................       55
         Redemption In Kind.....................................................................................       56
         Backup Withholding.....................................................................................       57

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................       57
         Dividends and Distributions............................................................................       57
         Tax Matters............................................................................................       58

DISTRIBUTION OF SECURITIES......................................................................................       65
         Distribution Plans.....................................................................................       65
         Distributor............................................................................................       67

CALCULATION OF PERFORMANCE DATA.................................................................................       68

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................       73

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................      A-1

TRUSTEES AND OFFICERS...........................................................................................      B-1

TRUSTEE COMPENSATION TABLE......................................................................................      C-1

PROXY VOTING POLICIES...........................................................................................      D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................      E-1

MANAGEMENT FEES.................................................................................................      F-1

ADMINISTRATIVE SERVICES FEES....................................................................................      G-1

BROKERAGE COMMISSIONS...........................................................................................      H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................      I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................      J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................      K-1

TOTAL SALES CHARGES.............................................................................................      L-1

PERFORMANCE DATA................................................................................................      M-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................      N-1

FINANCIAL STATEMENTS............................................................................................       FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on October 29, 1987 as a Maryland corporation. The Trust reorganized as a Delaware business trust on May 7, 1998. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998 relating to these Funds (or a class thereof), except for AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, is that of AIM Investment Funds, Inc. the Maryland corporation (or the corresponding class thereof). Each of AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund commenced operations as a series of the Trust.

         Effective shortly after AIM Trimark Small Companies Fund reaches $500 million in assets, the Fund will limit public sales of its shares to certain investors. The following types of investors may continue to invest in the Fund if they are invested in the fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering AIM Trimark Small Companies Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:

                                                                                                       INSTITUTIONAL
           FUND                                  CLASS A       CLASS B       CLASS C       CLASS R         CLASS
           ----                                  -------       -------       -------       -------     -------------
AIM Developing Markets Fund                         X             X             X
AIM Global Health Care Fund                         X             X             X
AIM Libra Fund                                      X             X             X
AIM Trimark Endeavor Fund                           X             X             X             X              X
AIM Trimark Fund                                    X             X             X             X              X
AIM Trimark Small Companies Fund                    X             X             X             X              X

         This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:

         - banks and trust companies acting in a fiduciary or similar capacity;

         -        bank and trust company common and collective trust funds;

         -        banks and trust companies investing for their own account;

         - entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies);

         -        retirement plans; and

         - platform sponsors with which AIM Distributors has entered into an agreement.


         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

SHARE CERTIFICATES Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Developing Markets Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds Registered Trademark. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's

Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM INVESTMENT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

   FUND
SECURITY/                        AIM        AIM GLOBAL                                                            AIM TRIMARK
INVESTMENT                   DEVELOPING     HEALTH CARE     AIM LIBRA         AIM TRIMARK        AIM TRIMARK    SMALL COMPANIES
TECHNIQUE                   MARKETS FUND       FUND            FUND          ENDEAVOR FUND          FUND             FUND
---------                   ------------    -----------     ---------        -------------       -----------    ---------------
                                                       EQUITY INVESTMENTS

Common Stock                      X              X              X                  X                  X                X
Preferred Stock                   X              X              X                  X                  X                X
Convertible Securities            X              X              X                  X                  X                X
Alternative Entity                X              X              X                  X                  X                X
Securities

                                                      FOREIGN INVESTMENTS

Foreign Securities                X              X              X                  X                  X                X
Foreign Government                X              X              X                  X                  X                X
Obligations
Foreign Exchange                  X              X              X                  X                  X                X
Transactions

                                                        DEBT INVESTMENTS

U.S. Government                   X              X              X                  X                  X                X
Obligations
Rule 2a-7 Requirements
Mortgage-Backed and
Asset-Backed Securities
Collateralized Mortgage
Obligations
Bank Instruments
Commercial Instruments
Participation Interests
Municipal Securities
Municipal Lease
Obligations
Investment Grade                  X              X              X                  X                  X                X
Corporate Debt Obligations
Junk Bonds                        X              X                                 X                  X                X
Liquid Assets                     X              X              X                  X                  X                X

                                                       OTHER INVESTMENTS

REITs                             X              X              X                  X                  X                X
Other Investment Companies        X              X              X                  X                  X                X
Defaulted Securities
Municipal Forward
Contracts
Variable or Floating Rate         X
Instruments
Indexed Securities                X
Zero-Coupon and                   X
Pay-in-Kind Securities
Synthetic Municipal
Instruments
                                                     INVESTMENT TECHNIQUES

Delayed Delivery                  X              X              X                  X                  X                X
Transactions
When-Issued Securities            X              X              X                  X                  X                X
Short Sales                       X              X              X                  X                  X                X

   FUND
SECURITY/                        AIM        AIM GLOBAL                                                            AIM TRIMARK
INVESTMENT                   DEVELOPING     HEALTH CARE     AIM LIBRA         AIM TRIMARK        AIM TRIMARK    SMALL COMPANIES
TECHNIQUE                   MARKETS FUND       FUND            FUND          ENDEAVOR FUND          FUND             FUND
---------                   ------------    -----------     ---------        -------------       -----------    ---------------
Margin Transactions
Swap Agreements                   X              X              X                  X                  X                X
Interfund Loans                   X              X              X                  X                  X                X
Borrowing                         X              X              X                  X                  X                X
Lending Portfolio
Securities                        X              X              X                  X                  X                X
Repurchase Agreements             X              X              X                  X                  X                X
Reverse Repurchase
Agreements                        X              X
Dollar Rolls                                     X
Illiquid Securities               X              X              X                  X                  X                X
Rule 144A Securities              X              X              X                  X                  X                X
Unseasoned Issuers                                              X                                                      X
Portfolio Transactions
Sale of Money Market
Securities
Standby Commitments
                                                          DERIVATIVES

Equity-Linked Derivatives         X              X              X                  X                  X                X
Put Options                       X              X              X                  X                  X                X
Call Options                      X              X              X                  X                  X                X
Straddles                         X              X              X                  X                  X                X
Warrants                          X              X              X                  X                  X                X
Futures Contracts and
Options on Futures
Contracts                         X              X              X                  X                  X                X
Forward Currency Contracts        X              X              X                  X                  X                X
Cover                             X              X              X                  X                  X                X

                                         ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Loan Participations and
Assignments                       X
Privatizations                    X              X                                 X                  X                X
Indexed Commercial Paper          X
Samurai and Yankee Bonds          X
Premium Securities                X
Structured Investments            X
Stripped Income Securities        X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 100% of its total assets in foreign securities, except that AIM Libra Fund, AIM Trimark Endeavor Fund and AIM Trimark Small Companies Fund may each invest up to 25% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. AIM Developing Markets Fund may invest all of its total assets in securities of companies located in developing countries. AIM Global Health Care Fund may invest up to 20%, AIM Trimark Endeavor Fund and AIM Trimark Fund may each invest up to 15% and AIM Libra Fund and AIM Trimark Small Companies Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. These securities involve the risk discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Each of the funds other than AIM Libra Fund may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities. AIM Global Health Care Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund may each invest up to 5% of total assets, and AIM Developing Markets Fund may invest up to 50% of total assets in junk bonds.

         Descriptions of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         VARIABLE OR FLOATING RATE INSTRUMENTS. AIM Developing Markets Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         INDEXED SECURITIES. AIM Developing Markets Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM Developing Markets Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         AIM Global Health Care Fund cannot invest more than 5% of total assets in joint ventures, cooperatives, partnerships and state enterprises which are illiquid.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         UNSEASONED ISSUERS. AIM Libra Fund and AIM Trimark Small Companies Fund may invest in equity securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security contract or foreign currency as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques


         PARTICIPATION INTERESTS. AIM Developing Markets Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lender or a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.


         PRIVATIZATIONS. Each of the funds other than AIM Libra Fund may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         INDEXED COMMERCIAL PAPER. AIM Developing Markets Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

         SAMURAI AND YANKEE BONDS. Subject to its fundamental investment restrictions, AIM Developing Markets Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

         PREMIUM SECURITIES. AIM Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

         STRUCTURED INVESTMENTS. AIM Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

         AIM Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, AIM Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Strategies and Risks - Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

         STRIPPED INCOME SECURITIES. AIM Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Developing Markets Fund is not subject to restriction (1) and AIM Global Health Care Fund is not subject to restriction
(4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) AIM Global Health Care Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the health care industry.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and the sub-advisor of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except that AIM Developing Markets Fund is not subject to restriction (1) and AIM Global Health Care is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33-1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Developing Markets Fund normally invests at least 80% of its assets in securities of companies that are in developing markets countries. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Global Health Care Fund normally invests at least 80% of its assets in securities of health care industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Trimark Small Companies Fund normally invests at least 80% of its assets in marketable equity securities of small capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS

         For purposes of AIM Global Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

         AIM Global Health Care Fund's portfolio turnover rate dropped from 153% in 2002 to 99% in 2003. This drop can be attributed to an increased investment in securities of pharmaceutical companies. Many of the Fund's holdings in pharmaceutical companies were purchased for value and have been held in anticipation of appreciation.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley, (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of each Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services that are provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended October 31, 2003, the Audit Committee held seven meetings.

         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2003, the Governance Committee held five meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2003, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn, Pennock and Soll (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended October 31, 2003, the Valuation Committee held one meeting.


         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement and Sub-Advisory Agreement


         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund by the Board at a meeting held on June 8-9, 2004. The sub-advisory agreement between AIM and AIM Funds Management Inc. - Canada ("the "Sub-Advisor") (collectively with AIM, the "Advisors") for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (the "Sub-Advisory Agreement") (collectively with the Advisory Agreement, the "Advisory Agreements"), was re-approved by the Board at a meeting held on June 8-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreements, the Board considered a variety of factors for each Fund, as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of the Advisors' services, including a review of each Fund's investment performance, if applicable, and the Advisors' investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisors' other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisors; the Advisors' profitability; the benefits received by the Advisors from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of the Advisors and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and the Advisors.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) Advisory Agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreements, as applicable, were in the best interests of each Fund and its shareholders and approved the Advisory Agreements.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares, of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust, AIM Distributors and AIM Funds Management Inc. (the sub-advisor to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund to the Fund's investment advisor, and with respect to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, to AIM Funds Management, Inc., the Sub-Advisor. The investment advisor and Sub-Advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.


         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor to the Funds are not exclusive and AIM and the Sub-Advisor(s) are free to render investment advisory services to others, including other investment companies.


         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


          FUND NAME                        NET ASSETS                 ANNUAL RATE
          ---------                        ----------                 -----------
AIM Developing Markets Fund            First $500 million                 0.975%
AIM Global Health Care Fund            Next $500 million                   0.95%
                                       Next $500 million                  0.925%
                                       On amounts thereafter               0.90%

AIM Libra Fund                         First $1 billion                    0.85%
AIM Trimark Fund                       On amounts thereafter               0.80%
AIM Trimark Small Companies Fund

AIM Trimark Endeavor Fund              First $1 billion                    0.80%
                                       On amounts thereafter               0.75%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board . See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


         AIM has contractually agreed through October 31, 2004, to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) on AIM Developing Markets Fund's

Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses on Class A shares to 2.00% (e.g., if AIM waives 0.10% of Class A expenses, AIM will also waive 0.10% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


INVESTMENT SUB-ADVISOR


         AIM has entered into a Sub-Advisory Agreement with the Sub-Advisor to provide investment sub-advisory services to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.


         The Sub-Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         The Sub-Advisor is located at 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7 and has provided investment management and/or administrative services to pension funds, insurance funds, unit trusts, offshore funds and a variety of institutional accounts since 1981.

         AIM and the Sub-Advisor are indirect wholly owned subsidiaries of AMVESCAP PLC (formerly, AMVESCO PLC and INVESCO PLC).


         For the services to be rendered by the Sub-Advisor under the Sub-Advisory Agreement, AIM will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of each Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 40% of AIM's compensation in respect of the sub-advised assets per year, for each of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.


         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.


          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS


         AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix H.

COMMISSIONS


         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.



         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, and providing custody services, as well as providing equipment used to communicate research information, and providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2003 are found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2003 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition,

Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.


         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

         On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an IPO for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Fund or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients.

         The requirement of pro-rata allocation is subject to limited exceptions
- such as when the Fund is subject to special investment objectives or size constraints on investment positions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund, AIM Money Market Fund and AIM Short Term Bond Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Allocation Fund
AIM Aggressive Growth Fund
AIM Asia Pacific Growth Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Emerging Growth Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Value Fund
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Moderate Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund

AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund


                                                                                    Dealer
                                                   Investor's Sales Charge        Concession
                                                   -----------------------        ----------
                                                     As a           As a             As a
                                                  Percentage     Percentage      Percentage
                                                 of the Public   of the Net      of the Public
    Amount of Investment in                        Offering        Amount          Offering
      Single Transaction(1)                          Price        Invested          Price
    -----------------------                      -------------   -----------     -------------
             Less than $   25,000                   5.50%           5.82%           4.75%
$ 25,000 but less than $   50,000                   5.25            5.54            4.50
$ 50,000 but less than $  100,000                   4.75            4.99            4.00
$100,000 but less than $  250,000                   3.75            3.90            3.00
$250,000 but less than $  500,000                   3.00            3.09            2.50
$500,000 but less than $1,000,000                   2.00            2.04            1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS


AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Equity Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund


                                                                                   Dealer
                                                Investor's Sales Charge          Concession
                                                -----------------------          ----------
                                                  As a           As a               As a
                                               Percentage     Percentage         Percentage
                                              of the Public   of the Net        of the Public
    Amount of Investment in                     Offering        Amount             Offering
      Single Transaction                          Price        Invested             Price
    -----------------------                   -------------   -----------       -------------
             Less than $   50,000                   4.75%        4.99%              4.00%
$ 50,000 but less than $  100,000                   4.00         4.17               3.25
$100,000 but less than $  250,000                   3.75         3.90               3.00
$250,000 but less than $  500,000                   2.50         2.56               2.00
$500,000 but less than $1,000,000                   2.00         2.04               1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                   Dealer
                                               Investor's Sales Charge           Concession
                                               -----------------------           ----------
                                                  As a           As a               As a
                                               Percentage     Percentage         Percentage
                                              of the Public   of the Net        of the Public
    Amount of Investment in                     Offering        Amount             Offering
      Single Transaction                          Price        Invested             Price
    -----------------------                   -------------   ----------        -------------
             Less than $  100,000                  1.00%         1.01%              0.75%
$100,000 but less than $  250,000                  0.75          0.76               0.50
$250,000 but less than $1,000,000                  0.50          0.50               0.40

AIM SHORT TERM BOND FUND

                                                                                    Dealer
                                                Investor's Sales Charge           Concession
                                                ------------------------          ----------
                                                  As a             As a              As a
                                               Percentage       Percentage        Percentage
                                              of the Public     of the Net       of the Public
      Amount of Investment in                   Offering          Amount           Offering
        Single Transaction                        Price          Invested           Price
      -----------------------                 -------------    ------------      -------------
             Less than $  100,000                 2.50             2.56             2.00
$100,000 but less than $  250,000                 2.00             2.04             1.50
$250,000 but less than $  500,000                 1.50             1.52             1.25
$500,000 but less than $1,000,000                 1.25             1.27             1.00

         Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.


         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Funds and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

                         1% of the first $2 million
                         plus 0.80% of the next $1 million
                         plus 0.50% of the next $17 million
                         plus 0.25% of amounts in excess of $20
                         million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.


         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A Shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A Shares of a Category III Fund.



         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.


         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                         0.50% of the first $20 million
                         plus 0.25% of amounts in excess of $20
                         million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         - an individual (including his or her spouse or domestic partner, and children);

         - any trust established exclusively for the benefit of an individual;

         - a retirement plan established exclusively for the benefit of an individual, specifically including but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax sheltered 403(b)(7) custodial account; and

         - a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         - a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP, and SIMPLE IRA plans) or 457 of the Code, if:

              a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

              b. each transmittal is accompanied by a single check or wire transfer; and

              c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         - A trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

              a. the organization has been in existence for at least six months; and

              b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1.00% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.


         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     -   AIM Management and its affiliates, or their clients;

     - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds, Registered Trademark and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     - Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     -   Purchases through approved fee-based programs;

     - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

              a.  a plan's initial investment is at least $1 million;

              b.  the employer or plan sponsor signs a $1 million LOI;

              c. there are at least 100 employees eligible to participate in the plan;

              d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

              e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

              f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     -   Shareholders of Investor Class shares of an AIM Fund;

     -   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code;

     - Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

     - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     -   the reinvestment of dividends and distributions from a Fund;

     -   exchanges of shares of certain Funds;

     -   use of the reinstatement privilege; or

     -   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the dealer firm during the applicable period. Such cash payments also may be calculated on the average daily net assets of the applicable AIM Fund(s) attributable to that particular dealer ("Asset-Based Payments'), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other amounts as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. To the extent dealer firms sell more shares of the Funds or cause clients to retain their investment in the Funds, AIM benefits from management and other fees it is paid with respect to those assets. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSD. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $100 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         -        Redemptions from private foundations or endowment funds;

         - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         - Redemptions of shares of Category I, II or III Funds, or AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;


         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;


         - Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2;

         - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


         - Additional purchases of Class C shares of INVESCO International Core Equity Fund (formerly INVESCO International Blue Chip Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


         -        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         -        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         - Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

         -        Investment account(s) of AIM and its affiliates.

         CDSCs will not apply to the following redemptions of Class C shares:

         - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.


         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.


         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that he maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2003, AIM Global Health Care Fund - Class A shares had a net asset value per share of $24.09. The offering price, assuming an initial sales charge of 4.75%, therefore was $25.29.

Calculation of Net Asset Value


         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ

National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; generally option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income tax.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the

Internal Revenue Service determines that a Fund is using an improper method of allocation and has under-distributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders. See "Fund Distributions" below.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases a fund may make an election to treat such gain or loss as capital.


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).


         Some of the options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts."
Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.


         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other non-corporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a non-corporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.




         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on August 23, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and Class R shares, if applicable, (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

             FUND                       CLASS A       CLASS B      CLASS C     CLASS R
             ----                       -------       -------      -------     -------
AIM Developing Markets Fund               0.50%         1.00%        1.00%      N/A
AIM Global Health Care Fund               0.50          1.00         1.00       N/A
AIM Libra Fund                            0.35          1.00         1.00       N/A
AIM Trimark Endeavor Fund                 0.35          1.00         1.00       0.50
AIM Trimark Fund                          0.35          1.00         1.00       0.50
AIM Trimark Small Companies Fund          0.35          1.00         1.00       0.50

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C and Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.


         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2003.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.


         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.


         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix L.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where     P     =   a hypothetical initial payment of $1,000;

          T     =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

          n     =   number of years; and

          ERV   =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are found in Appendix M.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge, at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where     P     =   a hypothetical initial payment of $1,000;

          U     =   average annual total return assuming payment of only a
                    stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

          n     =   number of years; and

          ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where     P     =   a hypothetical initial payment of $1,000;

          V     =   cumulative total return assuming payment of all of, a stated
                    portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

          ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are found in Appendix M.


Calculation of Certain Performance Data


         AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

         A restated or blended performance calculation may be used to derive (i) each Funds' standardized average annual total returns over a stated period and
(ii) each Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:
                                        n
                                  P(1+T)  = ATV
                                               D

Where     P     =   a hypothetical initial payment of $1,000;

          T     =   average annual total return (after taxes on distributions);

          N     =   number of years; and

          ATV   =   ending value of a hypothetical $1,000 payment made at the
             D      beginning of the one, five, or ten year periods (or since
                    inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are found in Appendix M.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:
                                       n
                                 P(1+T) = ATV
                                             DR

Where     P     =   a hypothetical initial payment of $1,000;

          T     =   average annual total return (after taxes on distributions
                    and redemption);

          N     =   number of years; and

          ATV   =   ending value of a hypothetical $1,000 payment made at the
             DR     beginning of the one, five, or ten year periods (or since
                    inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period .

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are found in Appendix M.


Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age             Financial World             New York Times
Barron's                    Forbes                      Pension World
Best's Review               Fortune                     Pensions & Investments
Bloomberg                   Hartford Courant Inc.       Personal Investor
Broker World                Institutional Investor      Philadelphia Inquirer
Business Week               Insurance Forum             The Bond Buyer
Changing Times              Insurance Week              USA Today
Christian Science Monitor   Investor's Business Daily   U.S. News & World Report
Consumer Reports            Journal of the American     Wall Street Journal
Economist                      Society of CLU & ChFC    Washington Post
FACS of the Week            Kiplinger Letter            CNN
Financial Planning          Money                       CNBC
Financial Product News      Mutual Fund Forecaster      PBS
Financial Services Week     Nation's Business

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor        Morningstar, Inc.
         Bloomberg                Standard & Poor's
         Factset Data Systems     Strategic Insight
                                  Thompson Financial

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Emerging Markets Fund Index          MSCI Europe, Australasia, and Far East Index
Lipper Natural Resources Fund Index         MSCI World Health Care Sector Index
Lipper Financial Services Fund Index        MSCI World Index
Lipper Multi-Cap Growth Fund Index          Pacific Stock Exchange Technology 100 Index
Lipper Health/Biotech Fund Index            Russell 2000 Index
Lipper Science and Technology Fund Index    Russell Midcap Growth Index
MSCI All Country World Free Index           Standard & Poor's 500 Energy Index
MSCI All Country World Free Energy Index    Standard & Poor's 500 Stock Index
MSCI All Country World Sector Index         NYSE Finance Index
MSCI Emerging Markets Free Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquires and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.



         As described in the prospectuses for the AIM and INVESCO Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds and an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds.



         In addition, as described more fully below, IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above.

         As described more fully below, civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees.



         Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and regulatory inquiries. Also, this statement of additional information will be supplemented periodically to disclose developments with respect to the three regulatory actions concerning market timing activity in the INVESCO Funds that are described in the AIM and INVESCO Funds' prospectuses.



Regulatory Inquiries Concerning IFG



         IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds.



Regulatory Inquiries Concerning AIM



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of New York ("NYAG"), the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the

Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-1.



         The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-2.



Private Civil Actions Alleging Excessive Advisory and Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-3.



Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM and/or AIM Distributors) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-4.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix N-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.


         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.


         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                               As of May 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.



                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                              OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                       TRUSTEESHIPS HELD
           TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------------    -------   ------------------------------------------------    -----------------
INTERESTED PERSONS

Robert H. Graham (1) -- 1946        1998     Director and Chairman, A I M Management Group       None
Trustee, Chairman and President              Inc. (financial services holding company);
                                             Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - Managed Products

Mark H. Williamson (2) -- 1951      2003     Director, President and Chief Executive Officer,    None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer) and INVESCO Distributors, Inc.
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM Division (parent of
                                             AIM and a global investment management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products;
                                             Chairman and Chief Executive Officer of
                                             NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.


------------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                              OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                       TRUSTEESHIPS HELD
           TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------------    -------   ------------------------------------------------    -----------------
INDEPENDENT TRUSTEES

Bob R . Baker - 1936                 2003    Retired                                             None
Trustee
                                             Formerly: President and Chief Executive Officer,
                                             AMC Cancer Research Center; and Chairman and
                                             Chief Executive Officer, First Columbia
                                             Financial Corporation

Frank S. Bayley -- 1939             1987     Retired                                             Badgley Funds,Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie    (registered
                                                                                                 investment
                                                                                                 company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch    None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Bruce L. Crockett -- 1944           2001     Chairman, Crockett Technology Associates            ACE Limited
Trustee                                      (technology consulting company)                     (insurance
                                                                                                 company); and
                                                                                                 Captaris, Inc.
                                                                                                 (unified
                                                                                                 messaging
                                                                                                 provider)

Albert R. Dowden --  1941           2001     Director of a number of public and private          Cortland Trust,
Trustee                                      business corporations, including the Boss Group,    Inc. (Chairman)
                                             Ltd. (private investment and management) and        (registered investment
                                             Magellan Insurance Company                          company); Annuity and
                                             Formerly: Director, President and Chief             Life Re (Holdings), Ltd.
                                             Executive Officer, Volvo Group North                (insurance company)
                                             America, Senior Vice President, AB Volvo;
                                             and director of various affiliated Volvo
                                             companies


Edward K. Dunn, Jr. -- 1935         2001     Retired                                             None
Trustee
                                             Formerly:  Chairman, Mercantile Mortgage Corp.;
                                             President and  Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              2001     Chief Executive Officer, Twenty First Century       Administaff ;
Trustee                                      Group, Inc. (government affairs company) and        and Discovery
                                             Texana Timber LP (sustainable forestry company)     Global Education
                                                                                                 Fund (non-profit)

Carl Frischling -- 1937             2001     Partner, law firm of Kramer Levin Naftalis and      Cortland Trust,
Trustee                                      Frankel LLP                                         Inc. (registered
                                                                                                 investment
                                                                                                 company)

                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                              OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                       TRUSTEESHIPS HELD
           TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------------    -------   ------------------------------------------------    -----------------
Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San          General Chemical
Trustee                                      Diego, California)                                  Group, Inc.,

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          2001     Formerly:  Chief Executive Officer, YWCA of the     None
Trustee                                      USA

Lewis F. Pennock -- 1942            2001     Partner, law firm of Pennock & Cooper               None
Trustee

Ruth H. Quigley -- 1935             1987     Retired                                             None
Trustee

Louis S. Sklar -- 1939              2001     Executive Vice President, Development and           None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll -  1942                  2003     Retired                                             None
Trustee

OTHER OFFICERS

Kevin M. Carome - 1956              2003     Director, Senior Vice President, Secretary and      N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                  (financial services holding company) and A I M
                                             Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President, A I
                                             M Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services, Inc.; and
                                             Director, Vice President and General Counsel,
                                             Fund Management Company
                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market      N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1998     Vice President and Chief Compliance Officer, A I    N/A
Vice President                               M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, AIM Investment
                                             Services, Inc.

Sidney M. Dilgren - 1961            2004     Vice President and Fund Treasurer, A I M            N/A
Vice President and                           Advisors, Inc.
Treasurer
                                             Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc.; and Vice President, A I M
                                             Distributors, Inc.

                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                              OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                       TRUSTEESHIPS HELD
           TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------------    -------   ------------------------------------------------    -----------------
Karen Dunn Kelley - 1960            2004     Director of Cash Management, Managing Director      N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

Edgar M. Larsen --  1940            2002     Director and Executive Vice President, A I M        N/A
Vice President                               Management Group Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003

                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                          INVESTMENT COMPANIES OVERSEEN BY
                             DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
 NAME OF TRUSTEE                       PER FUND                              FUNDS REGISTERED TRADEMARK
-------------------    ---------------------------------------------      --------------------------------
Robert H. Graham       AIM Developing Markets Fund       1 - $10,000                   Over $100,000

                       AIM Libra Fund                   $1 - $10,000

Mark H. Williamson     AIM Libra Fund              $10,001 - $50,000                   Over $100,000

Bob R. Baker                                -0-                                        Over $100,000

Frank S. Bayley        AIM Developing Markets Fund      $1 - $10,000              $50,001 - $100,000

James T. Bunch                              -0-                                        Over $100,000

Bruce L. Crockett                           -0-                                    $10,001 - $50,000

Albert R. Dowden                            -0-                                        Over $100,000

                                            -0-

Edward K. Dunn, Jr.                                                                    Over $100,000(3)

Jack M. Fields                              -0-                                        Over $100,000(3)

Carl Frischling                             -0-                                        Over $100,000(3)

Gerald J. Lewis                             -0-                                   $50,001 - $100,000

Prema Mathai-Davis                          -0-                                         $1 - $10,000(3)

Lewis F. Pennock                            -0-                                   $50,001 - $100,000

Ruth H. Quigley        AIM Developing Markets Fund     $1 - $10,000                     $1 - $10,000

Louis S. Sklar                              -0-                                        Over $100,000(3)

Larry Soll                                  -0-                                        Over $100,000

----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

                                                             ESTIMATED
                                                         ANNUAL  BENEFITS
                                          RETIREMENT      UPON RETIREMENT
                          AGGREGATE        BENEFITS        FROM ALL AIM          TOTAL
                        COMPENSATION       ACCRUED         FUNDS AND          COMPENSATION
                          FROM THE          BY ALL          INVESCO           FROM ALL AIM
    TRUSTEE               TRUST(1)       AIM FUNDS(2)       FUNDS(3)            FUNDS(4)
-------------------     ------------     ------------    ----------------     ------------
Bob R. Baker(5)          $       0         $ 32,635         $114,131            $154,554
Frank S. Bayley              6,967          131,228           90,000             159,000
James T. Bunch(5)                0           20,436           90,000             138,679
Bruce L. Crockett            7,013           46,000           90,000             160,000
Albert R. Dowden             6,967           57,716           90,000             159,000
Edward K. Dunn, Jr.          7,013           94,860           90,000             160,000
Jack M. Fields               6,971           28,036           90,000             159,000
Carl Frischling(6)           7,013           40,447           90,000             160,000
Gerald J. Lewis(5)               0           20,436           90,000             142,054
Prema Mathai-Davis           7,013           33,142           90,000             160,000
Lewis F. Pennock             7,013           49,610           90,000             160,000
Ruth H. Quigley              7,013          126,050           90,000             160,000
Louis S. Sklar               7,013           72,786           90,000             160,000
Larry Soll(5)                    0           48,830          108,090             140,429

(1) Amounts shown are based on the fiscal year ended October 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings was $23,499.

(2) During the fiscal year ended October 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $21,910.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.

(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected trustee of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2003.

(6) During the fiscal year ended October 31, 2003, the Trust paid 14,812 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

Reviewed by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003 as revised effective January 8, 2004.

A.       PROXY POLICIES

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.       BOARDS OF DIRECTORS

         A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

         There are some actions by directors that should result in votes being withheld. These instances include directors who:

         - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

         - Attend less than 75 percent of the board and committee meetings without a valid excuse;

         - Implement or renew a dead-hand or modified dead-hand poison pill;

         -        Sit on the boards of an excessive number of companies;

         - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

         - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

         - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

         Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

         - Long-term financial performance of the target company relative to its industry;

         -        Management's track record;

         -        Portfolio manager's assessment;

         -        Qualifications of director nominees (both slates);

         - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

         -        Background to the proxy contest.

II.      INDEPENDENT AUDITORS

         A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

         - It is not clear that the auditors will be able to fulfill their function;

         - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

         - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.     COMPENSATION PROGRAMS

         Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

         - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

         - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

         - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

         - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

         - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV.      CORPORATE MATTERS

         We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

         - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

         - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

         - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

         - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.       SHAREHOLDER PROPOSALS

         Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

         - We will generally abstain from shareholder social and environmental proposals.

         - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

         - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

         - We will generally vote for proposals to lower barriers to shareholder action.

         - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.      OTHER

         - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

         - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

         - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

         AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:

                  1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

                  2. AIM will not publicly announce its voting intentions and the reasons therefore.

                  3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

                  4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                             AIM TRIMARK INVESTMENTS
                             PROXY VOTING GUIDELINES


                                DECEMBER 1, 2003



PURPOSE AND BACKGROUND



In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.



APPLICATION



AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by Aim Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.



The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.



When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.



AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.



RECORDS MANAGEMENT



The Investment Department will endeavor to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds



         -        A record of all proxies received;



         -        a record of votes cast;



         -        a copy of the reasons for voting against management; and



for the US Funds



         -        the documents mentioned above; and



         - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.



If AIM Trimark relies on a third party to vote proxies, the third party shall retain on behalf of AIM Trimark



         -        a copy of the proxy statements; and



         -        a record of the vote cast



and the third party shall undertake to provide AIM Trimark with a copy of the proxy statements and the record promptly upon request.



All documents must be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any another location. If proxy voting has been delegated to a third party, the proxy statements and record of the vote cast must be available to Aim Trimark for a period of 6 years.

REPORTING



The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all Funds managed in Canada except the US Funds. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.



Compliance will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS



                             PROXY VOTING GUIDELINES



PURPOSE



The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.



INTRODUCTION



AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.



As a general rule, AIM Trimark shall vote against any actions that would:



         -        reduce the rights or options of shareholders,



         - reduce shareholder influence over the board of directors and management,



         - reduce the alignment of interests between management and shareholders, or



         -        reduce the value of shareholders' investments.



At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.



While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.



These guidelines may be amended from time to time.



CONFLICTS OF INTEREST



When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue.

BOARDS OF DIRECTORS



We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:



         -        Long-term company performance relative to a market index,



         -        Composition of the board and key board committees,



         -        Nominee's attendance at board meetings,



         -        Nominee's investments in the company,



         -        Whether the chairman is also serving as CEO, and



         -        Whether a retired CEO sits on the board.



         -



VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:



         - Long-term financial performance of the target company relative to its industry,



         -        Management's track record,



         -        Background to the proxy contest,



         -        Qualifications of director nominees (both slates),



         - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and



         -        Stock ownership positions.



REIMBURSEMENT OF PROXY SOLICITATION EXPENSES



Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.



SEPARATING CHAIRMAN AND CEO



Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.



While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:



         - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;



         -        Majority of independent directors;



         -        All-independent key committees;



         -        Committee chairpersons nominated by the independent directors;

         - CEO performance is reviewed annually by a committee of outside directors; and



         -        Established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS



While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.



We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.



STOCK OWNERSHIP REQUIREMENTS



We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.



We generally vote for proposals that require a certain percentage of a director's compensation to be in the form of common stock.



SIZE OF BOARDS OF DIRECTORS



We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.



While we will we prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.



CLASSIFIED OR STAGGERED BOARDS



In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.



We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.



DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION



We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.



We generally vote for proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

AUDITORS



A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.



RATIFICATION OF AUDITORS



We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.



We generally vote for the reappointment of the company's auditors unless:



It is not clear that the auditors will be able to fulfill their function;



There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



The auditors have a significant professional or personal relationship with the issuer that compromises their independence.



DISCLOSURE OF AUDIT VS. NON-AUDIT FEES



Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.



There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.



COMPENSATION PROGRAMS



Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.



The following are specific guidelines dealing with some of the more common features of compensation programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):



CASH COMPENSATION AND SEVERANCE PACKAGES



We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



EQUITY BASED PLANS - DILUTION



We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

EMPLOYEE STOCK PURCHASE PLANS



We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.



LOANS TO EMPLOYEES



We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options.



STOCK OPTION PLANS - BOARD DISCRETION



We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.



STOCK OPTION PLANS - INAPPROPRIATE FEATURES



We will generally vote against plans that have any of the following structural features:



         - ability to re-price "underwater" options without shareholder approval,



         - ability to issue options with an exercise price below the stock's current market price,



         -        ability to issue "reload" options, or



         -        automatic share replenishment ("evergreen") features.



STOCK OPTION PLANS - DIRECTOR ELIGIBILITY



We will generally support stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.



STOCK OPTION PLANS - REPRICING



We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.



STOCK OPTION PLANS - VESTING



We will vote against stock option plans that are 100% vested when granted.



STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS



We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.



STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS



We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.



STOCK OPTION PLANS - EXPENSING



We will consider proposals that deal with the expensing of the costs associated with stock option plans on a case-by-case basis.

CORPORATE MATTERS



We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



COMMON STOCK AUTHORIZATION



We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.



DUAL CLASS SHARE STRUCTURES



Dual class share structures involve the creation of a second class of common stock with either superior or inferior voting rights to those of the existing class of stock. Such share structures violates the principle of "one share, one vote", leading to the possibility that the company may take actions or fail to take actions without the support of a true majority of shareholders.



We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.



STOCK SPLITS



We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



REVERSE STOCK SPLITS



We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.



SHARE REPURCHASE PROGRAMS



We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.



REINCORPORATION



Reincorporation involves re-establishing the company in a different legal jurisdiction.



We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors' liability.



MERGERS & Acquisitions



We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:



         -        will result in financial and operating benefits,

         -        have a fair offer price,



         -        have favourable prospects for the combined companies, and



         - will not have a negative impact on corporate governance or shareholder rights.



SHAREHOLDER PROPOSALS



We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, creditors and the general community as well. Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence.



Shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:



         - the proposal's impact on the company's short-term and long-term share value,



         -        its effect on the company's reputation,



         -        the economic effect of the proposal,



         -        industry and regional norms applicable to the company,



         -        the company's overall corporate governance provisions, and



         -        the reasonableness of the request.



We will generally not support proposals that place arbitrary or artificial constraints on the board, management or the company.



ORDINARY BUSINESS PRACTICES



We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



PROTECTION OF SHAREHOLDER RIGHTS



We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



BARRIERS TO SHAREHOLDER ACTION



We will generally vote for proposals to lower barriers to shareholder action.



SHAREHOLDER RIGHTS PLANS



We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.



OTHER



We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of August 2, 2004.


AIM DEVELOPING MARKETS FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                --------------------------------------------------------------------
                                                PERCENTAGE OWNED          PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                    OF                        OF                        OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Account
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street
NY, NY  10001-2402                                   12.99%                     5.01%                     6.56%

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor                    6.17%                     5.65%                    21.70%
Jacksonville, FL   32246-6484

Morgan Stanley DW
Attn:  Mutual Fund Operations
3 Harborside Pl, Floor 6

Jersey City, NJ   07311-3907                            --                      6.02%                       --


AIM GLOBAL HEALTH CARE FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                --------------------------------------------------------------------
                                                PERCENTAGE OWNED          PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                    OF                        OF                        OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Account
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY  10001-2402                              7.44%                     6.84%                       --

                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                --------------------------------------------------------------------
                                                PERCENTAGE OWNED          PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                    OF                        OF                        OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor                    7.61%                     5.79%                    11.89%
Jacksonville, FL   32246-6484


AIM LIBRA FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                --------------------------------------------------------------------
                                                PERCENTAGE OWNED          PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                    OF                        OF                        OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
--------------------------------------------------------------------------------------------------------------------
Charles T. Bauer
c/o AIM Management Group Inc.
11 Greenway Plaza, Suite 100
Houston, TX  77046-1113                              15.72%(1)                    --                        --

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                           21.16%                    18.63%                    51.62%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246-6484

Jonathan C. Schoolar Sep.Prop.
6640 Dogwood Creek
Austin, TX   78746-1318                               6.04%(1)                    --                        --


AIM TRIMARK FUND


                                                                                                                 INSTITUTIONAL
                                                 CLASS A         CLASS B           CLASS C         CLASS R           CLASS
                                                 SHARES          SHARES            SHARES          SHARES           SHARES
                                               -------------------------------------------------------------------------------
                                               PERCENTAGE      PERCENTAGE        PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF        OWNED OF          OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                                 RECORD          RECORD            RECORD          RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX   77046-1103                           --             8.34%             8.47%          100.00%          100.00%

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                         --             8.29%             6.62%              --               --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL   32246-6484

Morgan Stanley DW
Attn Mutual Fund Operations
3 Harborside Pl, Floor 6
Jersey City, NJ   07311-3907                       --               --              7.35%



(1)      Owned of record and beneficially.

AIM TRIMARK ENDEAVOR FUND


                                                                                                                 INSTITUTIONAL
                                                 CLASS A         CLASS B           CLASS C         CLASS R           CLASS
                                                 SHARES          SHARES            SHARES          SHARES           SHARES
                                               -------------------------------------------------------------------------------
                                               PERCENTAGE      PERCENTAGE        PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF        OWNED OF          OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                                 RECORD          RECORD            RECORD          RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX   77046-1103                             --           7.75%              9.07%         100.00%              --

AIM Conservative Asset Allocation Fund
Omnibus Account
c/o AIM Advisors                                     --             --                 --              --            98.09%
11 E. Greenway Plz, Suite 100
Houston, TX   77046-1113

Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East
2nd Floor                                         36.09%            --              51.17%             --               --
Jacksonville, FL   32246-6484


AIM TRIMARK SMALL COMPANIES FUND


                                                                                                                 INSTITUTIONAL
                                                 CLASS A         CLASS B           CLASS C         CLASS R           CLASS
                                                 SHARES          SHARES            SHARES          SHARES           SHARES
                                               -------------------------------------------------------------------------------
                                               PERCENTAGE      PERCENTAGE        PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF        OWNED OF          OWNED OF        OWNED OF         OWNED OF
PRINCIPAL HOLDER                                 RECORD          RECORD            RECORD          RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX   77046-1103                            --            8.80%             13.90%             --               --

Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East                            6.14%             --              18.55%             --               --
2nd Floor
Jacksonville, FL   32246-6484

AIM Moderate Asset Allocation Fund
Omnibus Account
c/o AIM Advisors                                    --              --                 --              --            99.51%
11 E. Greenway Plz, Suite 100
Houston, TX   77046-1113

Bird Dog Trading
Derek D. Wilson
110 Gray Street
Houston, TX   77002-8500                            --              --                 --           39.30%              --

(1)      Owned of record and beneficially.




MANAGEMENT OWNERSHIP


         As of August 2, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

    FUND NAME                                    2003                                            2002
    ---------               ---------------------------------------------    -------------------------------------------
                                                                 NET                                             NET
                            MANAGEMENT     MANAGEMENT         MANAGEMENT     MANAGEMENT        MANAGEMENT     MANAGEMENT
                            FEE PAYABLE    FEE WAIVERS        FEE PAYABLE    FEE PAYABLE       FEE WAIVERS   FEE PAYABLE
                            -----------    -----------        -----------    -----------       -----------   -----------
AIM Developing Markets
Fund                        $1,755,280      $598,343          $1,156,937     $1,984,365        $1,032,501     $ 951,864

AIM Global Health Care
Fund                         7,101,823         7,033           7,094,790      8,509,208             5,611     8,503,597

AIM Libra Fund (1)              95,890        95,890             -0-             N/A               N/A           N/A

AIM Trimark Endeavor
Fund (2)                        N/A            N/A               N/A             N/A               N/A           N/A

AIM Trimark Fund (2)            N/A            N/A               N/A             N/A               N/A           N/A

AIM Trimark Small
Companies Fund (2)              N/A            N/A               N/A             N/A               N/A           N/A

    FUND NAME                                     2001
    ---------               -------------------------------------------------

                            MANAGEMENT         MANAGEMENT      NET MANAGEMENT
                            FEE PAYABLE        FEE WAIVERS      FEE PAYABLE
                            -----------        -----------      -----------
AIM Developing Markets
Fund                        $1,720,644          $880,540         $ 840,104

AIM Global Health Care
Fund                         7,123,437             1,495         7,122,942

AIM Libra Fund (1)              N/A                N/A              N/A

AIM Trimark Endeavor
Fund (2)                        N/A                N/A              N/A

AIM Trimark Fund (2)            N/A                N/A              N/A

AIM Trimark Small
Companies Fund (2)              N/A                N/A              N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

         FUND NAME                             2003                2002               2001
         ---------                             ----                ----               ----
AIM Developing Markets Fund                  $ 50,000            $ 50,000           $ 50,000

AIM Global Health Care Fund                   185,138             168,501            134,681

AIM Libra Fund(1)                              50,000               N/A                N/A

AIM Trimark Endeavor Fund(2)                    N/A                 N/A                N/A

AIM Trimark Fund(2)                             N/A                 N/A                N/A

AIM Trimark Small Companies Fund(2)             N/A                 N/A                N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended October 31 were as follows:

             FUND                                             2003               2002             2001
             ----                                             ----               ----             ----
AIM Developing Markets Fund                                $  858,656         $  770,314       $  847,173
AIM Global Health Care Fund (2)                             2,353,702          4,231,045        2,571,259
AIM Libra Fund (3)                                            164,599             N/A              N/A
AIM Trimark Endeavor Fund (4)                                  N/A                N/A              N/A
AIM Trimark Fund (4)                                           N/A                N/A              N/A
AIM Trimark Small Companies Fund (4)                           N/A                N/A              N/A

(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commission paid by the fund for the fiscal year ended October 31, 2003, as compared to the fiscal year ended October 31, 2002, was due to a decrease in cash inflows and portfolio turnover. The variation in brokerage commissions paid by the Fund for the fiscal year ended October 31, 2002, as compared to the fiscal year ended October 31, 2001, was due to a significant increase in international trading. International trades tend to have considerably higher commissions than domestic trades.

(3)      Commenced operations on November 1, 2002.

(4)      Commenced operations on November 4, 2003.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended October 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                      RELATED
              FUND                                   TRANSACTIONS               BROKERAGE COMMISSIONS
              ----                                   ------------               ---------------------
AIM Developing Markets Fund                          $    717,968                    $    1,870
AIM Global Health Care Fund                           198,968,837                       294,770
AIM Libra Fund (1)                                      1,041,945                         3,543
AIM Trimark Endeavor Fund (2)                             N/A                            N/A
AIM Trimark Fund (2)                                      N/A                            N/A
AIM Trimark Small Companies Fund (2)                      N/A                            N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

         During the last fiscal year ended October 31, 2003, the following Fund held securities issued by the following companies, which are "regular" brokers or dealers of the Funds identified below:

           FUND                                       SECURITY                          MARKET VALUE
           ----                                       --------                          ------------
AIM Libra Fund
   Ameritrade Holding Corp.                         Common Stock                         $ 391,468
   E*TRADE Financial Corp.                          Common Stock                           220,420
   Knight Trading Group, Inc.                       Common Stock                           390,288

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2003 follows:

                                               CLASS A          CLASS B          CLASS C            CLASS R
             FUND                              SHARES           SHARES           SHARES            SHARES (3)
             ----                              ------           ------           ------            ----------
AIM Developing Markets Fund                  $   713,072      $   279,469       $  34,355             N/A
AIM Global Health Care Fund                    2,582,635        1,745,344         433,411             N/A
AIM Libra Fund (1)                                30,946           14,276          10,119             N/A
AIM Trimark Endeavor Fund (2)                        N/A              N/A             N/A             N/A
AIM Trimark Fund (2)                                 N/A              N/A             N/A             N/A
AIM Trimark Small Companies Fund (2)                 N/A              N/A             N/A             N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

(3) Class R shares commenced operations on April 30, 2004 therefore no amounts were paid.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the year ended October 31, 2003, follows:

                                                     PRINTING &                    UNDERWRITERS      DEALERS
                                      ADVERTISING     MAILING     SEMINARS         COMPENSATION    COMPENSATION
                                      -----------     -------     --------         ------------    ------------
AIM Developing Markets Fund             $126,899      $18,640      $61,574            $    0        $  505,959
AIM Global Health Care Fund              164,750       23,644       74,321                 0         2,319,920
AIM Libra Fund (1)                                                                                      21,593
AIM Trimark Endeavor Fund (2)                N/A          N/A          N/A               N/A               N/A
AIM Trimark Fund (2)                         N/A          N/A          N/A               N/A               N/A
AIM Trimark Small Companies Fund (2)         N/A          N/A          N/A               N/A               N/A

         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the year ended October 31, 2003, follows:

                                                     PRINTING &                    UNDERWRITERS      DEALERS
                                      ADVERTISING     MAILING     SEMINARS         COMPENSATION    COMPENSATION
                                      -----------     -------     --------         ------------    ------------
AIM Developing Markets Fund             $    518      $     0      $ 1,037          $  209,602      $   68,312
AIM Global Health Care Fund               30,886        4,496       13,528           1,309,008         387,426
AIM Libra Fund (1)                           438           62          250               6,650           1,466
AIM Trimark Endeavor Fund (2)                N/A          N/A          N/A                 N/A             N/A
AIM Trimark Fund (2)                         N/A          N/A          N/A                 N/A             N/A
AIM Trimark Small Companies Fund (2)         N/A          N/A          N/A                 N/A             N/A

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2003, follows:

                                                     PRINTING &                    UNDERWRITERS      DEALERS
                                      ADVERTISING     MAILING     SEMINARS         COMPENSATION    COMPENSATION
                                      -----------     -------     --------         ------------    ------------
AIM Developing Markets Fund             $      0      $     0      $     0            $ 6,361       $   27,994
AIM Global Health Care Fund               10,609        1,530        3,642             87,403          330,227
AIM Libra Fund (1)                         1,218          268            0              4,915              815
AIM Trimark Endeavor Fund (2)                N/A          N/A          N/A                N/A              N/A
AIM Trimark Fund (2)                         N/A          N/A          N/A                N/A              N/A
AIM Trimark Small Companies Fund (2)         N/A          N/A          N/A                N/A              N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

         Class R shares of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund commenced operations on April 30, 2004 therefore no information regarding the allocation of fees paid by Class R shares has been provided.

                                   APPENDIX L

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending October 31:

                                                2003                    2002                     2001
                                         ------------------     --------------------      --------------------
                                          SALES     AMOUNT       SALES       AMOUNT        SALES       AMOUNT
                                         CHARGES   RETAINED     CHARGES     RETAINED      CHARGES     RETAINED
                                         -------   --------     -------     --------      -------     --------
AIM Developing Markets Fund            $   68,195  $ 12,641   $   124,830  $  22,655    $   70,148   $  12,631
AIM Global Health Care Fund               709,375   128,248     1,703,543    300,015     1,789,730     303,612
AIM Libra Fund (1)                        164,685    23,736         N/A        N/A          N/A         N/A
AIM Trimark Endeavor Fund (2)               N/A       N/A           N/A        N/A          N/A         N/A
AIM Trimark Fund (2)                        N/A       N/A           N/A        N/A          N/A         N/A
AIM Trimark Small Companies Fund (2)        N/A       N/A           N/A        N/A          N/A         N/A

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R, if any, shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:

                                                            2003                2002              2001
                                                            ----                ----              ----
AIM Developing Markets Fund                               $ 20,360            $ 2,677           $ 10,586
AIM Global Health Care Fund                                 10,199             30,996             25,075
AIM Libra Fund (1)                                             368              N/A                N/A
AIM Trimark Endeavor Fund (2, 3)                             N/A                N/A                N/A
AIM Trimark Fund (2, 3)                                      N/A                N/A                N/A
AIM Trimark Small Companies Fund (2, 3)                      N/A                N/A                N/A

(1)      Commenced operations on November 1, 2002

(2)      Commenced operations on November 4, 2003

(3) Class R shares commenced operations on April 30, 2004 therefore no contingent deferred sales charges for Class R shares have been reflected in the chart.

                                   APPENDIX M

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS


         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS A SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    45.71%         2.95%           0.68%            N/A          01/11/94
AIM Global Health Care Fund                    20.20%         7.48%          13.26%            N/A          08/07/89
AIM Libra Fund                                 18.05%          N/A             N/A           11.75%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            2.84% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.66% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A           -0.19% (2)     11/04/03



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS B SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    47.47%         3.02%            N/A           -1.44%         11/03/97
AIM Global Health Care Fund                    20.53%         7.69%          13.37%            N/A          04/01/93
AIM Libra Fund                                 19.09%          N/A             N/A           12.73%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            3.60% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.20% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A            0.30% (2)     11/04/03



(1)      Commenced operations on November 4, 2003


(2)      Returns are cumulative

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS C SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    51.40%         3.34%           N/A             8.11%         03/01/99
AIM Global Health Care Fund                    24.51%         7.99%           N/A             9.10%         03/01/99
AIM Libra Fund                                 23.19%          N/A            N/A            15.30%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A            N/A             7.60% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A            N/A             3.80% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A            N/A             4.40% (2)     11/04/03



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS R SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Trimark Endeavor Fund (3)                    N/A           N/A             N/A            8.72%         11/04/03
AIM Trimark Fund (3)                             N/A           N/A             N/A            5.02%         11/04/03
AIM Trimark Small Companies Fund (3)             N/A           N/A             N/A            5.52%         11/04/03



CUMULATIVE TOTAL RETURNS



         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS A SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    45.71%         15.65%           7.02%           N/A          01/11/94
AIM Global Health Care Fund                    20.20%         43.40%         247.29%           N/A          08/07/89
AIM Libra Fund                                 18.05%           N/A             N/A          18.05%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A            N/A             N/A           2.84%         11/04/03
AIM Trimark Fund (1)                             N/A            N/A             N/A          -0.66%         11/04/03
AIM Trimark Small Companies Fund (1)             N/A            N/A             N/A          -0.19%         11/04/03



(1)      Commenced operations on November 4, 2003



(2)      Returns are cumulative.



(3) Class R shares were first offered on April 30, 2004. Prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. The inception date listed is that of the Class A shares.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS B SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    47.47%         16.05%            N/A          -8.99%         11/03/97
AIM Global Health Care Fund                    20.53%         44.84%         250.67%           N/A          04/01/93
AIM Libra Fund                                 19.09%           N/A             N/A          19.59%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A            N/A             N/A           3.60%         11/04/03
AIM Trimark Fund (1)                             N/A            N/A             N/A          -0.20%         11/04/03
AIM Trimark Small Companies Fund (1)             N/A            N/A             N/A           0.30%         11/04/03



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS C SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    51.40%         17.84%          N/A            49.55%         03/01/99
AIM Global Health Care Fund                    24.51%         46.89%          N/A            56.81%         03/01/99
AIM Libra Fund                                 23.19%           N/A           N/A            23.69%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A            N/A           N/A             7.60%         11/04/03
AIM Trimark Fund (1)                             N/A            N/A           N/A             3.80%         11/04/03
AIM Trimark Small Companies Fund (1)             N/A            N/A           N/A             4.40%         11/04/03



         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS R SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Trimark Endeavor Fund (2)                   N/A            N/A             N/A            8.72%         11/04/03
AIM Trimark Fund (2)                            N/A            N/A             N/A            5.02%         11/04/03
AIM Trimark Small Companies Fund (2)            N/A            N/A             N/A            5.52%         11/04/03



(1)      Commenced operations on November 4, 2003



(2) Class R shares were first offered on April 30, 2004. Prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. The inception date listed is that of the Class A shares.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS A SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    45.67%         2.78%          -0.13%            N/A          01/11/94
AIM Global Health Care Fund                    20.20%         5.69%          10.30%            N/A          08/07/89
AIM Libra Fund                                 18.02%          N/A             N/A           11.74%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            2.84% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.66% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A           -0.19% (2)     11/04/03



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS B SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    47.47%         2.98%            N/A           -1.77%         11/03/97
AIM Global Health Care Fund                    20.53%         5.77%          10.31%            N/A          04/01/93
AIM Libra Fund                                 19.06%          N/A             N/A           12.71%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            3.60% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.20% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A            0.30% (2)     11/04/03



(1)      Commenced operations on November 4, 2003



(2)      Returns are cumulative

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS C SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    51.40%         3.29%           N/A             8.06%         03/01/99
AIM Global Health Care Fund                    24.51%         6.09%           N/A             7.24%         03/01/99
AIM Libra Fund                                 23.16%          N/A            N/A            15.29%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A            N/A             7.60% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A            N/A             3.80% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A            N/A             4.40% (2)     11/04/03



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)



         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS A SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    29.76%         2.42%           0.08%            N/A          01/11/94
AIM Global Health Care Fund                    13.13%         5.64%           9.95%            N/A          08/07/89
AIM Libra Fund                                 11.74%          N/A             N/A           10.02%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            1.84% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.43% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A           -0.12% (2)     11/04/03



(1)      Commenced operations on November 4, 2003



(2)      Returns are cumulative

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS B SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    30.85%         2.56%            N/A           -1.40%         11/03/97
AIM Global Health Care Fund                    13.34%         5.78%          10.00%            N/A          04/01/93
AIM Libra Fund                                 12.42%          N/A             N/A           10.86%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A             N/A            2.34% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A             N/A           -0.13% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A             N/A            0.19% (2)     11/04/03



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                                        PERIODS ENDED
                                                                        APRIL 30, 2004
                                               ---------------------------------------------------------------------
                                                                                             SINCE         INCEPTION
         CLASS C SHARES:                       1 YEAR        5 YEARS        10 YEARS       INCEPTION          DATE
         ---------------                       ------        -------        --------       ---------          ----
AIM Developing Markets Fund                    33.41%         2.83%           N/A             7.01%         03/01/99
AIM Global Health Care Fund                    15.93%         6.06%           N/A             7.06%         03/01/99
AIM Libra Fund                                 15.08%          N/A            N/A            13.07%         11/01/02
AIM Trimark Endeavor Fund (1)                    N/A           N/A            N/A             4.94% (2)     11/04/03
AIM Trimark Fund (1)                             N/A           N/A            N/A             2.47% (2)     11/04/03
AIM Trimark Small Companies Fund (1)             N/A           N/A            N/A             2.86% (2)     11/04/03



(1)      Commenced operations on November 4, 2003



(2)      Returns are cumulative

                                   APPENDIX N



                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX N-1
                   PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG, AIM, AIM Management, AMVESCAP and/or certain related entities and individuals and are related to the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the Attorney General of the State of New York and the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been conditionally or finally transferred to the United States District Court for the District of Maryland in accordance with the directive of the Judicial Panel on Multidistrict Litigation (Case No. 04-MD-15864; In Re AIM, Artisan, INVESCO, Strong and T. Rowe Price Mutual Fund Litigation). The plaintiffs in one of these lawsuits (Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) continue to seek remand to state court.



         RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated,
         v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, On Behalf of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

         RAJ SANYAL, Derivatively On Behalf of NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, Derivatively On Behalf Of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS

         METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, Individually and On Behalf of all Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND

         CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY and On behalf Of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH and GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS

         FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (Collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (Collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated,
         v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS

         INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

                                  APPENDIX N-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF All Others Similarly Situated, v.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX N-3



      PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX N-4



             PENDING LITIGATION ALLEGING IMPROPER DISTRIBUTION FEES
                            CHARGED TO CLOSED FUNDS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM and/or AIM Distributors and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         LAWRENCE ZUCKER, On Behalf Of AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM Distributors. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX N-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM and INVESCO Funds and allege that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         JOY D. BEASLEY AND SHEILA McDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS


         Pursuant to Rule 3-03(d) of Regulation S-X, unaudited financial statements for the period ended April 30, 2004, for Registrant's portfolios have been included in addition to the portfolios' audited financial statements for the period ended October 31, 2003. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Developing Markets Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-94.77%

ARGENTINA-0.00%

Banco Hipotecario S.A.-Wts., expiring
  02/02/04 (Diversified Banks) (Acquired
  01/28/99; Cost $30,850)(a)(b)(c)(d)                 617   $          0
========================================================================

BRAZIL-6.13%

Brasil Telecom Participacoes S.A.-Pfd.
  (Integrated Telecommunication Services)      238,771,000     1,745,073
------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR
  (Brewers)                                        81,000      1,717,200
------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)    45,276,000      1,863,479
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                          147,600      3,211,776
------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
  S.A.-ADR (Wireless Telecommunication
  Services)                                       143,400      1,247,580
------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)         169,334      2,399,463
------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Wireless Telecommunication Services)             1,000              2
------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                             124,216      2,746,416
========================================================================
                                                              14,930,989
========================================================================

CAYMAN ISLANDS-1.26%

Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                               4,468,000      2,272,664
------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(e)      1,500,000        806,441
========================================================================
                                                               3,079,105
========================================================================

CHINA-3.90%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                        746,000        850,173
------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                7,366,000      2,442,496
------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)                                      1,418,000        931,261
------------------------------------------------------------------------
Lianhua Supermarket Holdings Ltd.-Class H
  (Food Retail)(e)                              1,045,000      1,022,716
------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.
  (Pharmaceuticals)                               531,000      1,018,840
------------------------------------------------------------------------
Travelsky Technology Ltd.-Class H (Data
  Processing & Outsourced Services)               914,000        859,200
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
CHINA-(CONTINUED)

Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03-10/02/03; Cost
  $2,437,383)(a)(e)                             2,020,200   $  2,367,341
========================================================================
                                                               9,492,027
========================================================================

CZECH REPUBLIC-0.71%

Komercni Banka A.S.-GDR (Diversified Banks)        57,700      1,722,345
========================================================================

EGYPT-0.63%

Orascom Construction Industries (Construction
  & Engineering)                                  139,106      1,545,622
========================================================================

GREECE-0.44%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)                                          55,000      1,061,488
========================================================================

HONG KONG-4.52%

Cathay Pacific Airways Ltd. (Airlines)            930,000      1,778,420
------------------------------------------------------------------------
China Merchants Holdings International Co.
  Ltd. (Industrial Conglomerates)               1,844,000      2,493,304
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                     796,000      1,501,674
------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods &
  Meats)                                        3,356,000      2,074,379
------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)   1,570,000      1,293,912
------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Metal &
  Glass Containers) (Acquired
  09/22/03-09/26/03; Cost $1,383,654)(a)(e)     2,528,500      1,872,215
========================================================================
                                                              11,013,904
========================================================================

HUNGARY-3.10%

Gedeon Richter Rt. (Pharmaceuticals)               24,400      2,495,886
------------------------------------------------------------------------
Magyar Tavkozlesi Rt (Integrated
  Telecommunication Services)                     269,600        965,212
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                  146,500      1,785,235
------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)(e)       94,300      2,316,253
------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(b)(c)(e)            1,400              0
========================================================================
                                                               7,562,586
========================================================================

INDIA-5.34%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                37,400        997,084
------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)             81,761      2,116,792
------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                      47,500      4,018,975
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals) (Acquired 10/22/03; Cost
  $1,258,200)(a)(b)(c)                             54,000      1,239,300
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INDIA-(CONTINUED)

Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                48,000   $  1,101,600
------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers) (Acquired 10/22/03; Cost
  $662,580)(a)(b)(c)                               81,000        680,400
------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers)                                  339,000      2,847,600
========================================================================
                                                              13,001,751
========================================================================

INDONESIA-1.47%

PT Astra Agro Lestari TBK (Agricultural
  Products)                                     4,632,500        940,512
------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)                   3,734,500      2,637,204
========================================================================
                                                               3,577,716
========================================================================

ISRAEL-2.82%

NICE Systems Ltd.-ADR (Communications
  Equipment)(e)                                    59,100      1,329,750
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(e)                             18,500      1,188,625
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                76,600      4,357,774
========================================================================
                                                               6,876,149
========================================================================

LUXEMBOURG-0.64%

Tenaris S.A. (Oil & Gas Equipment & Services)           5             13
------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        57,368      1,560,410
========================================================================
                                                               1,560,423
========================================================================

MALAYSIA-2.79%

Genting Berhad (Casinos & Gaming)                 944,000      4,595,790
------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)        1,098,000      2,196,000
========================================================================
                                                               6,791,790
========================================================================

MEXICO-5.32%

Alfa, S.A.-Class A (Industrial Conglomerates)     802,000      2,288,933
------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           155,800      3,708,040
------------------------------------------------------------------------
Cemex S.A. de CV-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $7,704)(a)(b)(d)                  22,000         10,182
------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(e)     473,300      1,294,547
------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Other Diversified Financial
  Services)(e)                                          1              0
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                             492,000      1,607,332
------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Diversified Banks)(e)                1,784,290      1,520,440
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              31,628      1,225,585
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
MEXICO-(CONTINUED)

Wal-Mart de Mexico S.A. de C.V.-Series C
  (Hypermarkets & Super Centers)                  500,000   $  1,306,774
========================================================================
                                                              12,961,833
========================================================================

PHILIPPINES-1.41%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(e)      174,000      2,402,708
------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
  Development)                                  7,974,000      1,036,332
========================================================================
                                                               3,439,040
========================================================================

RUSSIA-6.40%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(e)                                     44,400      2,890,440
------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)                  66,058      5,337,486
------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)                      71,700      5,556,033
------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                   39,936      1,805,107
========================================================================
                                                              15,589,066
========================================================================

SOUTH AFRICA-3.79%

Barloworld Ltd. (Industrial Conglomerates)        121,900      1,058,215
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                    430,400      1,102,773
------------------------------------------------------------------------
Gold Fields Ltd. (Gold)                           115,700      1,654,561
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                               23,201      2,133,646
------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)      677,900      3,287,844
========================================================================
                                                               9,237,039
========================================================================

SOUTH KOREA-18.51%

Cheil Communications Inc. (Advertising)            11,500      1,408,957
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                  50,600      2,526,793
------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)(e)                                      257,100      3,454,068
------------------------------------------------------------------------
Hana Bank (Diversified Banks)                     344,400      5,994,626
------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)            452,400      3,123,032
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                             103,000      2,606,548
------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automobile
  Manufacturers)                                   32,000      1,066,667
------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                  106,492      1,979,572
------------------------------------------------------------------------
Kookmin Bank-ADR (Diversified Banks)              115,583      4,247,675
------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 21,800        874,947
------------------------------------------------------------------------
POSCO-ADR (Steel)                                 113,200      3,280,536
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 07/25/01-07/26/01; Cost
  $715,479)(a)(b)                                  24,200   $  2,400,640
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(a)(b)                                32,023      6,404,600
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)             11,300      2,243,769
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)             7,800      1,565,273
------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      98,492      1,930,443
========================================================================
                                                              45,108,146
========================================================================

TAIWAN-17.88%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)                                    513,000      1,406,101
------------------------------------------------------------------------
Asia Optical Co., Inc. (Photographic
  Products)                                       533,000      3,518,774
------------------------------------------------------------------------
AU Optronics Corp.-ADR (Electronic Equipment
  Manufacturers)                                  184,000      2,498,720
------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)                           2,673,000      2,780,928
------------------------------------------------------------------------
Compal Electronics Inc. (Computer Hardware)       702,600      1,066,428
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)            170,400        763,360
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $2,215,134)(a)(b)                               246,126      2,215,134
------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)(e)                                 904,000      1,651,872
------------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                        95,000      1,016,357
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                    112,000      1,155,320
------------------------------------------------------------------------
MediaTek Inc.-Equity Participation Ctfs.,
  expiring 01/17/06 (Salomon Smith Barney
  Holdings Inc.) (Semiconductors) (Acquired
  03/10/03; Cost $718,332)(a)(e)                  125,636      1,295,935
------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)                        556,000        901,267
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                                605,650      1,909,948
------------------------------------------------------------------------
Oriental Union Chemical Corp. (Commodity
  Chemicals)                                    2,008,000      2,603,949
------------------------------------------------------------------------
Quanta Computer Inc. (Computer Hardware)          266,000        725,169
------------------------------------------------------------------------
Quanta Computer Inc.-Equity Participation
  Ctfs., expiring 01/08/04 (UBS A.G.)
  (Computer Hardware) (Acquired
  01/02/03-03/10/03; Cost $2,440,254)(a)        1,437,590      3,903,057
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
TAIWAN-(CONTINUED)

Taiwan Semiconductor Manufacturing Co. Ltd.-
  Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-03/10/03; Cost
  $6,485,393)(a)(e)                             5,437,862   $ 10,722,104
------------------------------------------------------------------------
Wan Hai Lines Ltd. (Marine)                     2,380,000      2,328,795
------------------------------------------------------------------------
Yang Ming Marine Transport (Marine)             1,112,000      1,114,294
========================================================================
                                                              43,577,512
========================================================================

THAILAND-3.32%

Bangkok Bank PCL-NVDR (Diversified
  Banks)(c)(e)                                  1,239,000      2,667,184
------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(e)         1,286,000      1,432,466
------------------------------------------------------------------------
Land & Houses PCL (Homebuilding)                3,708,000      1,253,016
------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)                                      272,000      1,538,723
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(e)                                     1,172,000      1,210,138
========================================================================
                                                               8,101,527
========================================================================

TURKEY-1.39%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                    481,759,257     2,012,741
------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector Holdings)(e)    99,958,800      1,380,832
========================================================================
                                                               3,393,573
========================================================================

UNITED KINGDOM-3.00%

Anglo American PLC (Diversified Metals &
  Mining)                                         359,300      7,320,465
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $165,128,894)                          230,944,096
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bond
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Acquired 01/22/99; Cost
  $0)(a)(b)(c)(f)(g)    BRL                           276              0
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.85%

STIC Liquid Assets Portfolio(h)                 2,260,107      2,260,107
------------------------------------------------------------------------
STIC Prime Portfolio(h)                         2,260,107      2,260,107
========================================================================
    Total Money Market Funds (Cost
      $4,520,214)                                              4,520,214
========================================================================
TOTAL INVESTMENTS-96.62% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $169,649,108)                235,464,310
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.48%

STIC Liquid Assets Portfolio(h)(i)              6,672,818   $  6,672,818
------------------------------------------------------------------------
STIC Prime Portfolio(h)(i)                      6,672,817      6,672,817
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,345,635)                                      13,345,635
========================================================================
TOTAL INVESTMENTS-102.10% (Cost $182,994,743)                248,809,945
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.10%)                         (5,116,867)
========================================================================
NET ASSETS-100.00%                                          $243,693,078
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-voting Depository Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 10/31/03 was $33,110,908, which represented 13.59% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 10/31/03 was $12,950,256 which represented 5.31% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) Non-income producing security.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Zero coupon bond issued at a discount and acquired through a corporate action.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $165,128,894)*                             $ 230,944,096
----------------------------------------------------------
Investments in affiliated money market
  funds (cost $17,865,849)                      17,865,849
----------------------------------------------------------
Foreign currencies, at value (cost
  $9,188,106)                                    9,200,549
----------------------------------------------------------
Receivables for:
  Investments sold                               1,752,363
----------------------------------------------------------
  Fund shares sold                                 245,213
----------------------------------------------------------
  Dividends                                        510,015
----------------------------------------------------------
  Amount due from advisor                            2,756
----------------------------------------------------------
Investment for deferred compensation plan            7,242
----------------------------------------------------------
Other assets                                        24,243
==========================================================
     Total assets                              260,552,326
__________________________________________________________
==========================================================


LIABILITIES:

Payables for:
  Investments purchased                            858,860
----------------------------------------------------------
  Fund shares reacquired                         1,809,655
----------------------------------------------------------
  Deferred compensation plan                         7,242
----------------------------------------------------------
  Collateral upon return of securities
     loaned                                     13,345,635
----------------------------------------------------------
Accrued distribution fees                          159,172
----------------------------------------------------------
Accrued trustees' fees                               3,836
----------------------------------------------------------
Accrued transfer agent fees                        125,099
----------------------------------------------------------
Accrued operating expenses                         549,748
==========================================================
     Total liabilities                          16,859,248
==========================================================
Net assets applicable to shares outstanding  $ 243,693,078
__________________________________________________________
==========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 441,173,374
----------------------------------------------------------
Undistributed net investment income                375,049
----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (263,656,393)
----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             65,801,048
==========================================================
                                             $ 243,693,078
__________________________________________________________
==========================================================


NET ASSETS:

Class A                                      $ 209,220,849
__________________________________________________________
==========================================================
Class B                                      $  30,111,054
__________________________________________________________
==========================================================
Class C                                      $   4,361,175
__________________________________________________________
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                         19,891,151
__________________________________________________________
==========================================================
Class B                                          2,906,739
__________________________________________________________
==========================================================
Class C                                            421,584
__________________________________________________________
==========================================================
Class A:
  Net asset value per share                  $       10.52
----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.52 divided
       by 95.25%)                            $       11.04
__________________________________________________________
==========================================================
Class B:
  Net asset value and offering price per
     share                                   $       10.36
__________________________________________________________
==========================================================
Class C:
  Net asset value and offering price per
     share                                   $       10.34
__________________________________________________________
==========================================================

* At October 31, 2003, securities with an aggregate market value of $12,879,313 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $444,317)        $ 4,013,000
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       47,762
-------------------------------------------------------------------------
Interest                                                          249,908
-------------------------------------------------------------------------
Securities lending                                                 85,752
=========================================================================
     Total investment income                                    4,396,422
=========================================================================


EXPENSES:

Advisory fees                                                   1,755,280
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                    136,448
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         713,072
-------------------------------------------------------------------------
  Class B                                                         279,469
-------------------------------------------------------------------------
  Class C                                                          34,355
-------------------------------------------------------------------------
Transfer agent fees                                             1,138,890
-------------------------------------------------------------------------
Trustees' fees                                                     11,955
-------------------------------------------------------------------------
Other                                                             247,553
=========================================================================
     Total expenses                                             4,367,022
=========================================================================
Less: Fees waived and expense offset arrangements                (602,551)
=========================================================================
     Net expenses                                               3,764,471
=========================================================================
Net investment income                                             631,951
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on sale of foreign
     investments of $267,771 -- Note 1E)                        5,641,624
-------------------------------------------------------------------------
  Foreign currencies                                               15,008
=========================================================================
                                                                5,656,632
=========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of change in estimated tax on
     foreign investments held of $271,285 -- Note 1E)          73,570,129
-------------------------------------------------------------------------
  Foreign currencies                                                1,822
=========================================================================
                                                               73,571,951
=========================================================================
Net gain from investment securities and foreign currencies     79,228,583
=========================================================================
Net increase in net assets resulting from operations          $79,860,534
_________________________________________________________________________
=========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    631,951    $   (433,539)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           5,656,632      (3,181,583)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           73,571,951      24,983,345
==========================================================================================
    Net increase in net assets resulting from operations        79,860,534      21,368,223
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (1,561,040)
------------------------------------------------------------------------------------------
  Class B                                                               --        (329,075)
------------------------------------------------------------------------------------------
  Class C                                                               --         (12,188)
==========================================================================================
Decrease in net assets resulting from distributions                     --      (1,902,303)
==========================================================================================
Share transactions-net:
  Class A                                                       18,123,053       2,526,300
------------------------------------------------------------------------------------------
  Class B                                                      (12,324,655)    (28,318,242)
------------------------------------------------------------------------------------------
  Class C                                                          200,503         681,781
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          5,998,901     (25,110,161)
==========================================================================================
    Net increase (decrease) in net assets                       85,859,435      (5,644,241)
==========================================================================================

NET ASSETS:

  Beginning of year                                            157,833,643     163,477,884
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $375,049 and $(4,138) for 2003 and 2002,
    respectively)                                             $243,693,078    $157,833,643
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital and its secondary objective is income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. For the period November 1, 2002 through May 23, 2003, INVESCO Asset Management Limited was the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $598,343.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $641,676 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $713,072, $279,469 and $34,355 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $12,641 in front-end sales commissions from the sale of Class A shares and $16,501 $266, and $3,593 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,753 and reductions in custodian fees of $455 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,208.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,398 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $12,879,313 were on loan to brokers. The loans were secured by cash collateral of $13,345,635 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $85,752 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                         2003       2002
-----------------------------------------------------------
Distributions paid from ordinary income  $--     $1,902,303
___________________________________________________________
===========================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $     385,384
------------------------------------------------------------
Unrealized appreciation -- investments            64,960,410
------------------------------------------------------------
Temporary book/tax differences                       (10,334)
------------------------------------------------------------
Capital loss carryforward                       (262,815,756)
------------------------------------------------------------
Shares of beneficial interest                    441,173,374
============================================================
Total net assets                               $ 243,693,078
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(14,154).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                  CAPITAL LOSS
EXPIRATION                        CARRYFORWARD
----------------------------------------------
October 31, 2005                  $ 95,190,215
----------------------------------------------
October 31, 2006                    76,692,697
----------------------------------------------
October 31, 2007                     9,273,499
----------------------------------------------
October 31, 2008                    15,085,807
----------------------------------------------
October 31, 2009                    59,191,538
----------------------------------------------
October 31, 2010                     7,382,000
==============================================
Total capital loss carryforward   $262,815,756
______________________________________________
==============================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $171,081,726 and $172,940,156, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $68,939,251
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,964,687)
===========================================================
Net unrealized appreciation of investment
  securities                                    $64,974,564
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $183,835,381.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, foreign capital gain tax and capital loss carryforwards on October 31, 2003, undistributed net investment income was decreased by $252,764, undistributed net realized gains decreased by $2,745,537 and shares of beneficial interest increased by $2,998,301. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                          2003                           2002
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,378,062    $ 175,888,823     16,547,680   $ 131,599,244
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         687,629        5,832,379      1,757,089      14,693,888
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,620,023       28,027,976      4,399,753      35,723,849
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        154,286       1,189,539
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         36,032         276,365
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --          1,387          10,628
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,240,782        9,667,175      2,436,361      20,184,741
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,256,198)      (9,667,175)    (2,460,236)    (20,184,741)
=========================================================================================================================
Reacquired:
  Class A                                                     (20,514,740)    (167,432,945)   (18,869,366)   (150,447,224)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,090,836)      (8,489,859)    (2,926,977)    (23,103,754)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,569,799)     (27,827,473)    (4,299,081)    (35,052,696)
=========================================================================================================================
                                                                  494,923    $   5,998,901     (3,223,072)  $ (25,110,161)
_________________________________________________________________________________________________________________________
=========================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.96       $   6.32    $   8.89    $   9.86    $   7.53
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04(a)       (0.01)(a)     0.15(a)     0.01(a)     0.06(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.52           0.74       (2.67)      (0.95)       2.36
=========================================================================================================================
    Total from investment operations                              3.56           0.73       (2.52)      (0.94)       2.42
=========================================================================================================================
Redemptions fees retained                                           --             --          --        0.01        0.03
=========================================================================================================================
Less dividends from net investment income                           --          (0.09)      (0.05)      (0.04)      (0.12)
=========================================================================================================================
Net asset value, end of period                                $  10.52       $   6.96    $   6.32    $   8.89    $   9.86
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  51.15%         11.37%     (28.51)%     (9.52)%     33.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $209,221       $123,812    $110,756    $136,160    $157,198
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)       1.84%       1.76%       1.87%       1.91%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.33%(c)       2.35%       2.26%       1.95%       2.38%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.44%(c)      (0.07)%      1.95%       0.05%       0.68%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            100%           109%        144%        192%        125%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $148,646,306.


                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2003          2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.89       $  6.25    $  8.79    $  9.79     $  7.49
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)     (0.05)(a)    0.11(a)   (0.06)(a)     0.01(a)P
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.48          0.73      (2.65)     (0.94)       2.37
======================================================================================================================
    Total from investment operations                              3.47          0.68      (2.54)     (1.00)       2.38
======================================================================================================================
Less dividends from net investment income                           --         (0.04)        --         --       (0.08)
======================================================================================================================
Net asset value, end of period                                $  10.36       $  6.89    $  6.25    $  8.79     $  9.79
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  50.36%        10.85%    (28.90)%   (10.21)%     32.14%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 30,111       $31,465    $51,040    $79,754     $49,723
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.53%(c)      2.38%      2.35%      2.47%       2.51%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.86%(c)      2.89%      2.85%      2.55%       2.98%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.08)%(c)    (0.61)%     1.36%     (0.56)%      0.08%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            100%          109%       144%       192%        125%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $27,946,920.


                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                                             MARCH 1, 1999
                                                                                                             (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              -------------------------------------------    OCTOBER 31,
                                                               2003          2002       2001       2000         1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.88       $  6.25    $  8.79    $  9.79       $  7.47
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)     (0.05)(a)    0.10(a)   (0.06)(a)         --(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.47          0.72      (2.64)     (0.94)         2.32
==========================================================================================================================
    Total from investment operations                             3.46          0.67      (2.54)     (1.00)         2.32
==========================================================================================================================
Less dividends from net investment income                          --         (0.04)        --         --            --
==========================================================================================================================
Net asset value, end of period                                $ 10.34       $  6.88    $  6.25    $  8.79       $  9.79
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 50.29%        10.69%    (28.90)%   (10.21)%       31.06%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 4,361       $ 2,557    $ 1,682    $ 1,618       $   412
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.53%(c)      2.38%      2.35%      2.47%         2.51%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.86%(c)      2.89%      2.85%      2.55%         2.98%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.08)%(c)    (0.61)%     1.36%     (0.56)%        0.08%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                        100%          109%       144%       192%          125%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles in the United States of America, does not include sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $3,435,528.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Health Care Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Health Care Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-57.37%

BIOTECHNOLOGY-10.42%

Amgen Inc.(a)                                      700,000   $ 43,232,000
-------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)                    250,000      1,750,000
-------------------------------------------------------------------------
Caliper Technologies Corp.(a)                       20,000        112,200
-------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      500,000     17,565,000
-------------------------------------------------------------------------
InterMune Inc.(a)                                   20,000        400,000
-------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                    2,170,000     14,430,500
-------------------------------------------------------------------------
Kosan Biosciences, Inc.(a)                          20,000        183,400
-------------------------------------------------------------------------
Myogen, Inc.(a)                                     77,200      1,235,200
-------------------------------------------------------------------------
Repligen Corp.(a)                                   60,000        303,600
=========================================================================
                                                               79,211,900
=========================================================================

HEALTH CARE DISTRIBUTORS-3.98%

McKesson Corp.                                   1,000,000     30,270,000
=========================================================================

HEALTH CARE EQUIPMENT-7.56%

ATS Medical, Inc.(a)(b)                          1,610,000      6,214,600
-------------------------------------------------------------------------
Becton, Dickinson & Co.                            350,000     12,796,000
-------------------------------------------------------------------------
Guidant Corp.                                      750,000     38,257,500
-------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                     35,000        178,150
=========================================================================
                                                               57,446,250
=========================================================================

HEALTH CARE FACILITIES-3.63%

Community Health Systems Inc.(a)                   590,000     14,171,800
-------------------------------------------------------------------------
HCA Inc.                                           350,000     13,387,500
=========================================================================
                                                               27,559,300
=========================================================================

HEALTH CARE SERVICES-0.68%

HMS Holdings Corp.(a)(b)                         1,750,000      5,127,500
=========================================================================

MANAGED HEALTH CARE-8.29%

PacifiCare Health Systems, Inc.(a)                 730,000     43,435,000
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            383,600     19,517,568
=========================================================================
                                                               62,952,568
=========================================================================

PHARMACEUTICALS-22.81%

Abbott Laboratories                                400,000     17,048,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Bristol-Myers Squibb Co.                           900,000   $ 22,833,000
-------------------------------------------------------------------------
Pfizer Inc.                                      3,176,200    100,367,920
-------------------------------------------------------------------------
Wyeth                                              750,000     33,105,000
=========================================================================
                                                              173,353,920
=========================================================================
    Total Domestic Common Stocks (Cost
      $396,603,248)                                           435,921,438
=========================================================================
FOREIGN STOCKS-32.06%

DENMARK-0.09%

Novo Nordisk A.S.-Class B (Pharmaceuticals)         20,000        716,868
=========================================================================

FRANCE-9.81%

Aventis S.A. (Pharmaceuticals)                     700,000     36,937,178
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           610,000     37,629,352
=========================================================================
                                                               74,566,530
=========================================================================

GERMANY-0.23%

Altana A.G. (Pharmaceuticals)                       20,000      1,255,992
-------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                  20,000        478,903
=========================================================================
                                                                1,734,895
=========================================================================

JAPAN-21.78%

Eisai Co., Ltd. (Pharmaceuticals)                1,560,000     36,629,050
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  07/09/03; Cost $9,496,563)(c)                    525,000     10,845,923
-------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(d)                           1,966,000     29,611,667
-------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)               1,000,000     16,017,474
-------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                              1,040,000     36,818,347
-------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                              1,415,800     35,562,505
=========================================================================
                                                              165,484,966
=========================================================================

NETHERLANDS-0.15%

Akzo Nobel N.V. (Diversified Chemicals)             35,000      1,102,844
=========================================================================
    Total Foreign Stocks (Cost $232,302,214)                  243,606,103
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-6.72%

STIC Liquid Assets Portfolio(e)                 25,532,691   $ 25,532,691
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                         25,532,691     25,532,691
=========================================================================
    Total Money Market Funds (Cost
      $51,065,382)                                             51,065,382
=========================================================================
TOTAL INVESTMENTS-96.15% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $679,970,844)                 730,592,923
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.42%

STIC Liquid Assets Portfolio(e)(f)              54,777,891     54,777,891
-------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                      54,777,890     54,777,890
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $109,555,781)                                     109,555,781
=========================================================================
TOTAL INVESTMENTS-110.57% (Cost $789,526,625)                 840,148,704
=========================================================================
OTHER ASSETS LESS LIABILITIES-(10.57%)                        (80,274,888)
=========================================================================
NET ASSETS-100.00%                                           $759,873,816
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/03 was $11,342,100 which represented 1.49% of the Fund's net assets. The following is a summary of the transactions with affiliates for the year ended October 31, 2003.

                                                                    CHANGE IN
                        MARKET VALUE   PURCHASES     SALES AT      UNREALIZED     MARKET VALUE   DIVIDEND    REALIZED
                         10/31/2002     AT COST        COST       APPR./(DEPR.)    10/31/2003     INCOME    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------
ATS Medical Inc.         $1,223,220    $      --    $(1,482,549)   $6,473,929     $ 6,214,600     $  --     $   517,788
Corvas International
  Inc.                    2,405,850           --     (5,459,185)    3,053,335              --        --      (1,482,109)
HMS Holdings Corp.        2,479,000    3,232,267             --      (583,767)      5,127,500        --              --
=======================================================================================================================
                         $6,108,070                                               $11,342,100     $  --     $  (964,321)
=======================================================================================================================

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 10/31/03 was $10,845,923, which represented 1.43% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The market value of this security represented 3.90% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $628,905,462)*                               $679,527,541
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $160,621,163)                           160,621,163
-----------------------------------------------------------
Foreign currencies, at value (cost
  $4,623,585)                                     4,584,716
-----------------------------------------------------------
Receivables for:
  Investments sold                               25,405,827
-----------------------------------------------------------
  Fund shares sold                                  524,330
-----------------------------------------------------------
  Dividends                                       1,767,590
-----------------------------------------------------------
Investment for deferred compensation plan             9,850
-----------------------------------------------------------
Other assets                                         36,154
===========================================================
  Total assets                                  872,477,171
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,080,800
-----------------------------------------------------------
  Fund shares reacquired                          1,054,503
-----------------------------------------------------------
  Deferred compensation plan                          9,850
-----------------------------------------------------------
  Collateral upon return of securities loaned   109,555,781
-----------------------------------------------------------
Accrued distribution fees                           426,065
-----------------------------------------------------------
Accrued trustees' fees                               16,052
-----------------------------------------------------------
Accrued transfer agent fees                         285,834
-----------------------------------------------------------
Accrued operating expenses                          174,470
===========================================================
  Total liabilities                             112,603,355
===========================================================
Net assets applicable to shares outstanding    $759,873,816
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $711,751,254
-----------------------------------------------------------
Undistributed net investment income (loss)          (21,786)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                           (2,374,353)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              50,518,701
===========================================================
                                               $759,873,816
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $536,745,615
___________________________________________________________
===========================================================
Class B                                        $179,645,902
___________________________________________________________
===========================================================
Class C                                        $ 43,482,299
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                          22,285,420
___________________________________________________________
===========================================================
Class B                                           8,131,116
___________________________________________________________
===========================================================
Class C                                           1,966,788
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      24.09
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.09 divided by
      95.25%)                                  $      25.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      22.09
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      22.11
___________________________________________________________
===========================================================

* At October 31, 2003, securities with an aggregate market value of $107,245,441 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $528,165)        $ 9,548,813
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      439,588
-------------------------------------------------------------------------
Interest                                                            2,347
-------------------------------------------------------------------------
Securities lending                                                180,024
=========================================================================
    Total investment income                                    10,170,772
=========================================================================

EXPENSES:

Advisory fees                                                   7,101,823
-------------------------------------------------------------------------
Administrative services fees                                      185,138
-------------------------------------------------------------------------
Custodian fees                                                    258,643
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       2,582,635
-------------------------------------------------------------------------
  Class B                                                       1,745,344
-------------------------------------------------------------------------
  Class C                                                         433,411
-------------------------------------------------------------------------
Transfer agent fees                                             2,543,343
-------------------------------------------------------------------------
Trustees' fees                                                     22,522
-------------------------------------------------------------------------
Other                                                             439,022
=========================================================================
    Total expenses                                             15,311,881
=========================================================================
Less: Fees waived and expense offset arrangements                 (19,857)
=========================================================================
    Net expenses                                               15,292,024
=========================================================================
Net investment income (loss)                                   (5,121,252)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        21,456,627
-------------------------------------------------------------------------
  Foreign currencies                                            1,049,195
-------------------------------------------------------------------------
  Option contracts written                                        220,493
=========================================================================
                                                               22,726,315
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        33,444,312
-------------------------------------------------------------------------
  Foreign currencies                                              (77,204)
=========================================================================
                                                               33,367,108
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             56,093,423
=========================================================================
Net increase in net assets resulting from operations          $50,972,171
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (5,121,252)   $ (11,104,319)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     22,726,315      (20,872,962)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   33,367,108     (101,166,775)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 50,972,171     (133,144,056)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (81,059,596)
-------------------------------------------------------------------------------------------
  Class B                                                               --      (33,690,875)
-------------------------------------------------------------------------------------------
  Class C                                                               --       (6,133,328)
===========================================================================================
  Decrease in net assets resulting from distributions                   --     (120,883,799)
===========================================================================================
Share transactions-net:
  Class A                                                      (34,088,071)     115,829,342
-------------------------------------------------------------------------------------------
  Class B                                                      (18,872,586)      37,085,336
-------------------------------------------------------------------------------------------
  Class C                                                       (5,906,404)      25,381,473
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (58,867,061)     178,296,151
===========================================================================================
    Net increase (decrease) in net assets                       (7,894,890)     (75,731,704)
===========================================================================================

NET ASSETS:

  Beginning of year                                            767,768,706      843,500,410
===========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(21,786) and $(7,349) for 2003 and 2002,
    respectively)                                             $759,873,816    $ 767,768,706
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $7,033.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $185,138 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $1,405,408 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $2,582,635, $1,745,344 and $433,411, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $128,248 in front-end sales commissions from the sale of Class A shares and $688, $258 and $9,253 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $12,198 and reductions in custodian fees of $626 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,824.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $3,453 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $107,245,441 were on loan to brokers. The loans were secured by cash collateral of $109,555,781 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003 the Fund received fees of $180,024 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                         CALL OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of year                                             --      $      --
-------------------------------------------------------------------------------
Written                                                    1,600        342,187
-------------------------------------------------------------------------------
Closed                                                      (100)       (16,199)
-------------------------------------------------------------------------------
Exercised                                                   (500)      (113,495)
-------------------------------------------------------------------------------
Expired                                                   (1,000)      (212,493)
===============================================================================
End of year                                                   --      $      --
_______________________________________________________________________________
===============================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                                           2003        2002
-------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                            $ 0     $ 46,090,015
-------------------------------------------------------------------------------
Long-term capital gain                                       0       74,793,784
===============================================================================
Total distributions                                        $ 0     $120,883,799
_______________________________________________________________________________
===============================================================================


Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                                       $  49,517,810
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (21,786)
------------------------------------------------------------------------------------------
Capital loss carryforward                                                       (1,373,462)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  711,751,254
==========================================================================================
Total net assets                                                             $ 759,873,816
__________________________________________________________________________________________
==========================================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(103,378).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2010                                                     $1,373,462
--------------------------------------------------------------------------------
Total capital loss carryforward                                      $1,373,462
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $684,276,149 and $757,561,090, respectively.

             UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT
                           SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 75,575,494
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (25,954,306)
===============================================================================
Net unrealized appreciation of investment securities               $ 49,621,188
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $790,527,516.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $5,106,815, undistributed net realized gain (loss) was decreased by $1,049,195 and shares of beneficial interest decreased by $4,057,620. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,926,329    $  86,888,575     6,517,505    $ 172,255,113
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,509,164       30,779,326     4,072,845      101,210,611
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        408,103        8,332,961     1,519,053       37,639,046
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --     2,814,476       75,259,155
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --     1,272,073       31,496,539
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --       231,214        5,727,184
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        572,274       12,498,133       950,595       24,572,842
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (622,092)     (12,498,133)   (1,029,485)     (24,572,842)
========================================================================================================================
Reacquired:
  Class A                                                     (6,006,816)    (133,474,779)   (6,136,679)    (156,257,768)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,845,284)     (37,153,779)   (3,042,509)     (71,048,972)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (703,065)     (14,239,365)     (785,681)     (17,984,757)
========================================================================================================================
                                                              (2,761,387)   $ (58,867,061)    6,383,407    $ 178,296,151
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CLASS A
                                        --------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------------------------
                                          2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  22.41       $  29.93       $  30.12       $  24.00       $  20.15
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.13)         (0.29)(a)      (0.39)(a)      (0.22)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.81          (3.17)          3.44           8.62           4.04
============================================================================================================
    Total from investment operations        1.68          (3.46)          3.05           8.40           3.85
============================================================================================================
Less distributions from net realized
  gains                                       --          (4.06)         (3.24)         (2.28)            --
============================================================================================================
Net asset value, end of period          $  24.09       $  22.41       $  29.93       $  30.12       $  24.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                             7.50%        (13.76)%        10.85%         38.49%         19.11%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $536,746       $533,216       $588,072       $460,445       $357,747
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                    1.94%(c)       1.86%          1.75%          1.73%          1.82%
============================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.56)%(c)     (1.10)%        (1.28)%        (0.85)%        (0.81)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                       99%           153%           207%           242%           123%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $516,526,927.

                                                                      CLASS B
                                        --------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------------------------
                                          2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  20.66       $  28.03       $  28.53       $  22.96       $  19.37
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.23)         (0.38)(a)      (0.51)(a)      (0.34)(a)      (0.30)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          1.66          (2.93)          3.25           8.19           3.89
============================================================================================================
    Total from investment operations        1.43          (3.31)          2.74           7.85           3.59
============================================================================================================
Less distributions from net realized
  gains                                       --          (4.06)         (3.24)         (2.28)            --
============================================================================================================
Net asset value, end of period          $  22.09       $  20.66       $  28.03       $  28.53       $  22.96
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                             6.92%        (14.21)%        10.32%         37.78%         18.53%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $179,646       $187,793       $219,036       $144,861       $102,916
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                    2.44%(c)       2.36%          2.25%          2.23%          2.33%
============================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.06)%(c)     (1.60)%        (1.78)%        (1.35)%        (1.32)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                       99%           153%           207%           242%           123%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $174,534,434.

                                                                       CLASS C
                                        ----------------------------------------------------------------------
                                                                                                MARCH 1, 1999
                                                                                                 (DATE SALES
                                                     YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                        -------------------------------------------------        OCTOBER 31,
                                         2003          2002          2001          2000              1999
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 20.67       $ 28.03       $ 28.53       $ 22.96           $22.50
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.23)        (0.38)(a)     (0.51)(a)     (0.34)(a)        (0.21)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.67         (2.92)         3.25          8.19             0.67
==============================================================================================================
    Total from investment operations       1.44         (3.30)         2.74          7.85             0.46
==============================================================================================================
Less distributions from net realized
  gains                                      --         (4.06)        (3.24)        (2.28)              --
==============================================================================================================
Net asset value, end of period          $ 22.11       $ 20.67       $ 28.03       $ 28.53           $22.96
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                            6.97%       (14.18)%       10.32%        37.77%            2.04%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $43,482       $46,759       $36,366       $12,339           $1,278
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net
  assets                                   2.44%(c)      2.36%         2.25%         2.23%            2.33%(d)
==============================================================================================================
Ratio of net investment income (loss)
  to average net assets                   (1.06)%(c)    (1.60)%       (1.78)%       (1.35)%          (1.32)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                   99%          153%          207%          242%             123%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $43,341,102.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Libra Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Libra Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.68%

AEROSPACE & DEFENSE-0.94%

Engineered Support Systems, Inc.                   5,900   $   398,899
======================================================================

AIR FREIGHT & LOGISTICS-1.82%

Forward Air Corp.(a)                              13,300       386,764
----------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.(a)           15,200       385,776
======================================================================
                                                               772,540
======================================================================

AIRLINES-1.87%

AirTran Holdings, Inc.(a)                         15,000       243,150
----------------------------------------------------------------------
ExpressJet Holdings, Inc.(a)                      23,600       361,080
----------------------------------------------------------------------
Mesa Air Group, Inc.(a)                           17,600       189,552
======================================================================
                                                               793,782
======================================================================

APPAREL RETAIL-10.08%

Aeropostale, Inc.(a)                              12,500       385,625
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          7,700       275,660
----------------------------------------------------------------------
bebe stores, inc.(a)                              12,600       351,540
----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              10,100       379,154
----------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)     12,900       388,290
----------------------------------------------------------------------
Christopher & Banks Corp.                         11,400       332,880
----------------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)                12,800       391,936
----------------------------------------------------------------------
Hot Topic, Inc.(a)                                12,200       350,262
----------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                    8,800       381,656
----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    10,900       321,114
----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            13,900       320,951
----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         12,000       400,320
======================================================================
                                                             4,279,388
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.93%

Coach, Inc.(a)                                    11,100       393,717
======================================================================

APPLICATION SOFTWARE-0.48%

RSA Security Inc.(a)                              15,600       202,332
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.92%

Legg Mason, Inc.                                   4,700       391,275
======================================================================

AUTO PARTS & EQUIPMENT-1.01%

Autoliv, Inc.                                     13,000       430,560
======================================================================

BIOTECHNOLOGY-3.28%

Celgene Corp.(a)                                   5,600       233,464
----------------------------------------------------------------------
Genentech, Inc.(a)                                 3,200       262,304
----------------------------------------------------------------------
Genzyme Corp.(a)                                   3,400       156,060
----------------------------------------------------------------------
Invitrogen Corp.(a)                                6,100       387,899
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

QLT Inc. (Canada)(a)                              22,700   $   350,715
======================================================================
                                                             1,390,442
======================================================================

CASINOS & GAMING-1.52%

Station Casinos, Inc.                              8,200       243,950
----------------------------------------------------------------------
WMS Industries Inc.(a)                            17,300       400,149
======================================================================
                                                               644,099
======================================================================

COMMUNICATIONS EQUIPMENT-6.54%

ADTRAN, Inc.                                       5,400       367,362
----------------------------------------------------------------------
Avaya Inc.(a)                                     29,500       381,730
----------------------------------------------------------------------
Corning Inc.(a)                                   36,100       396,378
----------------------------------------------------------------------
Foundry Networks, Inc.(a)                         11,600       269,816
----------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                8,800       388,256
----------------------------------------------------------------------
SeaChange International, Inc.(a)                  25,000       385,000
----------------------------------------------------------------------
Sonus Networks, Inc.(a)                           47,500       389,975
----------------------------------------------------------------------
UTStarcom, Inc.(a)                                 6,200       195,300
======================================================================
                                                             2,773,817
======================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                                 5,500       320,705
======================================================================

COMPUTER HARDWARE-0.63%

Stratasys, Inc.(a)                                 5,600       266,560
======================================================================

COMPUTER STORAGE & PERIPHERALS-2.82%

Avid Technology, Inc.(a)                           7,600       393,224
----------------------------------------------------------------------
Network Appliance, Inc.(a)                        16,600       409,688
----------------------------------------------------------------------
SanDisk Corp.(a)                                   4,900       394,940
======================================================================
                                                             1,197,852
======================================================================

CONSUMER ELECTRONICS-0.97%

Harman International Industries, Inc.              3,200       410,240
======================================================================

CONSUMER FINANCE-1.66%

Capital One Financial Corp.                        5,600       340,480
----------------------------------------------------------------------
CompuCredit Corp.(a)                              18,400       363,768
======================================================================
                                                               704,248
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.37%

Apollo Group, Inc.-Class A(a)                      3,700       235,061
----------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(a)          8,700       373,752
----------------------------------------------------------------------
Career Education Corp.(a)                          7,300       390,915
----------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                       6,200       383,904
----------------------------------------------------------------------
DiamondCluster International, Inc.(a)             43,900       390,710
----------------------------------------------------------------------
Education Management Corp.(a)                      6,100       385,398
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Exult Inc.(a)                                      7,100   $    56,303
----------------------------------------------------------------------
ITT Educational Services, Inc.(a)                  5,200       258,960
----------------------------------------------------------------------
University of Phoenix Online(a)                    3,300       226,908
======================================================================
                                                             2,701,911
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.02%

Lexar Media, Inc.(a)                              18,900       432,999
======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.21%

Trimble Navigation Ltd.(a)                         3,500        96,775
----------------------------------------------------------------------
TTM Technologies, Inc.(a)                         25,800       415,380
======================================================================
                                                               512,155
======================================================================

EMPLOYMENT SERVICES-0.30%

Administaff, Inc.(a)                              10,900       126,222
======================================================================

FOOTWEAR-0.89%

K-Swiss Inc.-Class A                               8,600       377,884
======================================================================

GENERAL MERCHANDISE STORES-1.31%

Dollar General Corp.                              12,300       276,381
----------------------------------------------------------------------
Fred's, Inc.                                       7,400       278,832
======================================================================
                                                               555,213
======================================================================

HEALTH CARE DISTRIBUTORS-1.58%

Omnicare, Inc.                                     7,100       272,214
----------------------------------------------------------------------
Patterson Dental Co.(a)                            6,200       396,676
======================================================================
                                                               668,890
======================================================================

HEALTH CARE EQUIPMENT-4.10%

Advanced Neuromodulation Systems, Inc.(a)          8,900       364,900
----------------------------------------------------------------------
ALARIS Medical Systems, Inc.(a)                   21,091       327,121
----------------------------------------------------------------------
Boston Scientific Corp.(a)                         4,000       270,880
----------------------------------------------------------------------
INAMED Corp.(a)                                    3,500       302,295
----------------------------------------------------------------------
Thoratec Corp.(a)                                  9,800       150,822
----------------------------------------------------------------------
VISX, Inc.(a)                                     13,400       325,084
======================================================================
                                                             1,741,102
======================================================================

HEALTH CARE FACILITIES-1.83%

Odyssey Healthcare, Inc.(a)                       12,200       338,428
----------------------------------------------------------------------
Select Medical Corp.(a)                           13,000       436,410
======================================================================
                                                               774,838
======================================================================

HEALTH CARE SERVICES-2.48%

American Healthways, Inc.(a)                       8,900       368,905
----------------------------------------------------------------------
eResearch Technology, Inc.(a)                      7,300       335,727
----------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                      25,700       349,520
======================================================================
                                                             1,054,152
======================================================================

HOME ENTERTAINMENT SOFTWARE-0.89%

Electronic Arts Inc.(a)                            3,800       376,352
======================================================================

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

HOMEBUILDING-2.35%

Centex Corp.                                       3,800   $   370,500
----------------------------------------------------------------------
D.R. Horton, Inc.                                  8,800       350,240
----------------------------------------------------------------------
Ryland Group, Inc. (The)                           3,100       275,590
======================================================================
                                                               996,330
======================================================================

INTERNET RETAIL-1.30%

Netflix Inc.(a)                                    5,900       338,070
----------------------------------------------------------------------
Priceline.com Inc.(a)                              7,600       213,256
======================================================================
                                                               551,326
======================================================================

INTERNET SOFTWARE & SERVICES-3.93%

Ask Jeeves, Inc.(a)                               15,100       289,316
----------------------------------------------------------------------
Digital Insight Corp.(a)                           2,400        50,352
----------------------------------------------------------------------
Digital River, Inc.(a)                            13,800       378,120
----------------------------------------------------------------------
RADWARE Ltd. (Israel)(a)                          13,600       314,840
----------------------------------------------------------------------
SupportSoft, Inc.(a)                              21,000       251,790
----------------------------------------------------------------------
United Online, Inc.(a)                            13,300       382,907
======================================================================
                                                             1,667,325
======================================================================

INVESTMENT BANKING & BROKERAGE-2.36%

Ameritrade Holding Corp.(a)                       28,700       391,468
----------------------------------------------------------------------
E*TRADE Financial Corp.(a)                        21,400       220,420
----------------------------------------------------------------------
Knight Trading Group, Inc.(a)                     28,200       390,288
======================================================================
                                                             1,002,176
======================================================================

IT CONSULTING & OTHER SERVICES-0.80%

Cognizant Technology Solutions Corp.(a)            7,500       340,425
======================================================================

LEISURE PRODUCTS-0.95%

Marvel Enterprises, Inc.(a)                       13,700       403,465
======================================================================

LIFE & HEALTH INSURANCE-0.90%

American Medical Security Group, Inc.(a)          16,700       381,094
======================================================================

MANAGED HEALTH CARE-2.89%

Coventry Health Care, Inc.(a)                      6,300       344,925
----------------------------------------------------------------------
Humana Inc.(a)                                    16,100       326,669
----------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             5,600       327,040
----------------------------------------------------------------------
Sierra Health Services, Inc.(a)                    9,800       228,242
======================================================================
                                                             1,226,876
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.99%

Nuevo Energy Co.(a)                               21,300       419,184
======================================================================

PACKAGED FOODS & MEATS-1.08%

Stake Technology Ltd. (Canada)(a)                 48,000       460,320
======================================================================

PHARMACEUTICALS-3.42%

Bradley Pharmaceuticals, Inc.(a)                  12,900       346,623
----------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                      10,400       412,984
----------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                  3,700       267,436
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      4,400   $   282,700
----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         2,500       142,225
======================================================================
                                                             1,451,968
======================================================================

REINSURANCE-0.64%

Everest Re Group, Ltd. (Bermuda)                   3,300       273,735
======================================================================

RESTAURANTS-0.42%

Starbucks Corp.(a)                                 5,700       180,120
======================================================================

SEMICONDUCTOR EQUIPMENT-1.69%

Amkor Technology, Inc.(a)                         17,300       326,105
----------------------------------------------------------------------
Ultratech, Inc.(a)                                12,500       390,125
======================================================================
                                                               716,230
======================================================================

SEMICONDUCTORS-7.50%

ATI Technologies Inc. (Canada)(a)                 17,000       243,270
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                         26,300       153,329
----------------------------------------------------------------------
Cypress Semiconductor Corp.(a)                    14,000       300,440
----------------------------------------------------------------------
Intel Corp.                                       12,000       396,600
----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         6,700       293,929
----------------------------------------------------------------------
National Semiconductor Corp.(a)                   11,100       450,993
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   5,800       329,440
----------------------------------------------------------------------
PMC-Sierra, Inc.(a)                               18,900       343,413
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                            40,300       445,718
----------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                    32,000       225,280
======================================================================
                                                             3,182,412
======================================================================

SPECIALTY STORES-3.61%

Advance Auto Parts, Inc.(a)                        3,500       273,770
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Guitar Center, Inc.(a)                             4,800   $   156,240
----------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                     7,900       262,122
----------------------------------------------------------------------
PETsMART, Inc.                                    11,000       281,710
----------------------------------------------------------------------
Sharper Image Corp.(a)                            10,100       290,880
----------------------------------------------------------------------
Staples, Inc.(a)                                  10,000       268,200
======================================================================
                                                             1,532,922
======================================================================

SYSTEMS SOFTWARE-1.87%

Symantec Corp.(a)                                  6,300       419,895
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         10,300       372,345
======================================================================
                                                               792,240
======================================================================

THRIFTS & MORTGAGE FINANCE-1.32%

Doral Financial Corp. (Puerto Rico)                3,900       196,950
----------------------------------------------------------------------
New York Community Bancorp, Inc.                  10,100       365,620
======================================================================
                                                               562,570
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.45%

Western Wireless Corp.-Class A(a)                  9,800       190,120
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $36,194,134)                          41,023,012
======================================================================

MONEY MARKET FUNDS-7.88%

STIC Liquid Assets Portfolio(b)                1,671,878     1,671,878
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,671,878     1,671,878
======================================================================
    Total Money Market Funds (Cost
      $3,343,756)                                            3,343,756
======================================================================
TOTAL INVESTMENTS-104.56% (Cost $39,537,890)                44,366,768
======================================================================
OTHER ASSETS LESS LIABILITIES-(4.56%)                       (1,933,614)
======================================================================
NET ASSETS-100.00%                                         $42,433,154
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $36,194,134)                                  $41,023,012
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,343,756)                               3,343,756
-----------------------------------------------------------
Receivables for:
  Investments sold                                  525,225
-----------------------------------------------------------
  Fund shares sold                                  841,259
-----------------------------------------------------------
  Dividends                                           3,695
-----------------------------------------------------------
Investment for deferred compensation plan             2,612
-----------------------------------------------------------
Other assets                                         32,373
===========================================================
    Total assets                                 45,771,932
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,258,478
-----------------------------------------------------------
  Fund shares reacquired                             12,749
-----------------------------------------------------------
  Deferred compensation plan                          2,612
-----------------------------------------------------------
Accrued distribution fees                            15,719
-----------------------------------------------------------
Accrued trustees' fees                                  563
-----------------------------------------------------------
Accrued transfer agent fees                           3,679
-----------------------------------------------------------
Accrued operating expenses                           44,978
===========================================================
    Total liabilities                             3,338,778
===========================================================
Net assets applicable to shares outstanding     $42,433,154
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $37,731,933
-----------------------------------------------------------
Undistributed net investment income (loss)           (2,859)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (124,798)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      4,828,878
===========================================================
                                                $42,433,154
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,398,306
___________________________________________________________
===========================================================
Class B                                         $ 6,514,860
___________________________________________________________
===========================================================
Class C                                         $ 3,519,988
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,384,810
___________________________________________________________
===========================================================
Class B                                             483,135
___________________________________________________________
===========================================================
Class C                                             260,772
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     13.59
-----------------------------------------------------------
  Offering price per share:
  Net asset value of $13.59 divided by 94.50%)  $     14.38
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     13.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     13.50
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $139)            $   16,416
------------------------------------------------------------------------
Dividends from affiliated money market funds                       6,882
------------------------------------------------------------------------
Interest                                                           6,071
========================================================================
    Total investment income                                       29,369
========================================================================

EXPENSES:

Advisory fees                                                     95,890
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    17,589
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         30,946
------------------------------------------------------------------------
  Class B                                                         14,276
------------------------------------------------------------------------
  Class C                                                         10,119
------------------------------------------------------------------------
Transfer agent fees                                               24,754
------------------------------------------------------------------------
Trustees' fees                                                     9,136
------------------------------------------------------------------------
Registration and filing fees                                      59,424
------------------------------------------------------------------------
Printing and postage fees                                         20,412
------------------------------------------------------------------------
Professional fees                                                 44,135
------------------------------------------------------------------------
Other                                                              4,318
========================================================================
    Total expenses                                               380,999
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (162,101)
========================================================================
    Net expenses                                                 218,898
========================================================================
Net investment income (loss)                                    (189,529)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          130,084
------------------------------------------------------------------------
  Futures contracts                                              (76,395)
========================================================================
                                                                  53,689
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   4,828,878
------------------------------------------------------------------------
Net gain from investment securities and future contracts       4,882,567
========================================================================
Net increase in net assets resulting from operations          $4,693,038
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2003

                                                                   2003
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (189,529)
---------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        53,689
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    4,828,878
===========================================================================
    Net increase in net assets resulting from operations          4,693,038
===========================================================================
Share transactions-net:
  Class A                                                        28,645,977
---------------------------------------------------------------------------
  Class B                                                         5,959,059
---------------------------------------------------------------------------
  Class C                                                         3,135,080
===========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          37,740,116
===========================================================================
    Net increase in net assets                                   42,433,154
===========================================================================

NET ASSETS:

  Beginning of year                                             $        --
===========================================================================
  End of year (including undistributed net investment income
    (loss) of ($2,859))                                         $42,433,154
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.80%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $95,890 and reimbursed expenses of $65,780.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $16,450 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $30,946, $14,276 and $10,119, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $23,736 in front-end sales commissions from the sale of Class A shares and $350, $0, and $18 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $104 and reductions in custodian fees of $327 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $431.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $1,396 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $    37,084
-----------------------------------------------------------
Unrealized appreciation -- investments            4,666,996
-----------------------------------------------------------
Temporary book/tax differences                       (2,859)
-----------------------------------------------------------
Shares of beneficial interest                    37,731,933
===========================================================
Total net assets                                $42,433,154
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.


NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $72,361,931 and $36,297,881, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $4,966,715
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (299,719)
===========================================================
Net unrealized appreciation of investment
  securities                                     $4,666,996
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $39,699,772.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of nondeductible stock issuance costs and net operating losses, on October 31, 2003, undistributed net investment income was increased by $186,670, undistributed net realized gains decreased by $178,487 and shares of beneficial interest decreased by $8,183. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. The Fund commenced operations November 1, 2002.

                                                                    YEAR ENDED
                                                                    OCTOBER 31,
                                                              ------------------------
                            CHANGES IN SHARES OUTSTANDING               2003
--------------------------------------------------------------------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,569,911    $30,729,918
--------------------------------------------------------------------------------------
  Class B                                                       541,811      6,655,534
--------------------------------------------------------------------------------------
  Class C                                                       302,832      3,644,450
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         4,523         57,488
--------------------------------------------------------------------------------------
  Class B                                                        (4,552)       (57,488)
======================================================================================
Reacquired:
  Class A                                                      (189,624)    (2,141,429)
--------------------------------------------------------------------------------------
  Class B                                                       (54,124)      (638,987)
--------------------------------------------------------------------------------------
  Class C                                                       (42,060)      (509,370)
======================================================================================
                                                              3,128,717    $37,740,116
______________________________________________________________________________________
======================================================================================


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the year ended October 31, 2003.


                                                                  CLASS A
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.18)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             3.77
===========================================================================
    Total from investment operations                                 3.59
===========================================================================
Net asset value, end of period                                    $ 13.59
___________________________________________________________________________
===========================================================================
Total return(b)                                                     35.90%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $32,398
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.80%(c)
---------------------------------------------------------------------------
  Without fee waivers                                                3.24%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets         (1.54)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $8,841,751.


                                                                  CLASS B
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.26)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            3.74
===========================================================================
    Total from investment operations                                3.48
===========================================================================
Net asset value, end of period                                    $13.48
___________________________________________________________________________
===========================================================================
Total return(b)                                                    34.80%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $6,515
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.45%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               3.89%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (2.19)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,427,570.


                                                                  CLASS C
                                                                -----------
                                                                YEAR ENDED
                                                                OCTOBER 31,
                                                                   2003
---------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.26)(a)
---------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            3.76
===========================================================================
    Total from investment operations                                3.50
===========================================================================
Net asset value, end of period                                    $13.50
___________________________________________________________________________
===========================================================================
Total return(b)                                                    35.00%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,520
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.45%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               3.89%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (2.19)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              325%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,011,869.

NOTE 11--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.62%

BRAZIL-4.72%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                         81,600   $  1,530,817
-------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)         28,976      1,382,609
-------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Diversified
  Metals & Mining)                                  21,000        820,890
-------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                           132,200      3,298,390
-------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)(a)       165,934      1,964,659
-------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR
  (Diversified Banks)                              123,416      2,418,956
=========================================================================
                                                               11,416,321
=========================================================================

CAYMAN ISLANDS-0.96%

Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                                1,548,000      1,131,260
-------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.-
  Wts., expiring 05/31/07
  (Biotechnology)(b)(c)                            193,500             --
-------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care
  Equipment)                                     1,704,000        710,019
-------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(b)       1,083,700        468,922
=========================================================================
                                                                2,310,201
=========================================================================

CHILE-0.49%

Corpbanca-ADR (Regional Banks) (Acquired
  11/19/03; Cost $1,079,889)(d)                     49,400      1,191,123
=========================================================================

CHINA-2.98%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                         446,000        474,602
-------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                 4,252,000      1,471,884
-------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)(b)                                    1,418,000        818,098
-------------------------------------------------------------------------
PICC Property & Casualty Co. Ltd.-Class H
  (Property & Casualty Insurance)(b)             5,602,000      1,957,159
-------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H
  (Pharmaceuticals)                                597,000      1,209,339
-------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03-04/14/04; Cost
  $1,217,429)(d)                                   982,200      1,271,856
=========================================================================
                                                                7,202,938
=========================================================================

CZECH REPUBLIC-0.44%

Komercni Banka A.S.-GDR (Diversified
  Banks)(c)                                         29,700      1,066,996
=========================================================================

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

EGYPT-0.89%

Orascom Construction Industries (Construction
  & Engineering)                                   139,106   $  2,154,716
=========================================================================

GREECE-0.60%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)(c)                                        55,000      1,451,957
=========================================================================

HONG KONG-2.58%

Cathay Pacific Airways Ltd. (Airlines)             930,000      1,687,159
-------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                    4,815,000      1,743,939
-------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods &
  Meats)                                         1,452,000        614,323
-------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)    1,852,000        884,471
-------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)     2,262,000      1,297,783
=========================================================================
                                                                6,227,675
=========================================================================

HUNGARY-2.71%

Gedeon Richter Rt. (Pharmaceuticals)(c)             19,500      1,969,749
-------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(b)(c)             146,500      2,707,175
-------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified
  Banks) (Acquired 01/14/03-04/15/03; Cost
  $1,017,884)(b)(c)(d)                              49,100      1,875,620
-------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(b)(c)(d)(e)             1,400             --
=========================================================================
                                                                6,552,544
=========================================================================

INDIA-5.45%

HDFC Bank Ltd.-ADR (Diversified Banks)(b)           91,761      2,661,069
-------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)(a)                                    52,600      4,259,022
-------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals) (Acquired 10/22/03; Cost
  $1,258,200)(c)(d)(e)                              54,000      1,309,500
-------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                 48,000      1,164,000
-------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers) (Acquired 10/22/03-01/27/04;
  Cost $1,246,879)(c)(d)(e)                        134,000      1,386,900
-------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers)(a)                                232,000      2,401,200
=========================================================================
                                                               13,181,691
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INDONESIA-1.65%

PT Astra Agro Lestari TBK (Agricultural
  Products)                                      6,074,500   $  1,590,726
-------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)                    2,605,500      2,388,054
=========================================================================
                                                                3,978,780
=========================================================================

ISRAEL-2.52%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)                              45,800      1,980,850
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 66,800      4,112,208
=========================================================================
                                                                6,093,058
=========================================================================

LUXEMBOURG-1.50%

Quilmes Industrial S.A.-ADR (Brewers)(b)           110,000      2,006,400
-------------------------------------------------------------------------
Tenaris S.A. (Oil & Gas Equipment & Services)            5             14
-------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                         53,968      1,618,500
=========================================================================
                                                                3,624,914
=========================================================================

MALAYSIA-3.52%

Genting Berhad (Casinos & Gaming)                  462,000      2,006,053
-------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)         1,098,000      2,614,974
-------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
  Telecommunications Services)                   1,228,000      2,811,474
-------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)           1,186,000      1,067,400
=========================================================================
                                                                8,499,901
=========================================================================

MEXICO-7.19%

Alfa, S.A.-Class A (Industrial Conglomerates)      908,000      2,976,958
-------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            139,900      4,728,620
-------------------------------------------------------------------------
Cemex S.A. de C.V.-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $528)(d)(e)(f)                      1,508          1,453
-------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(b)      473,300      1,285,184
-------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(b)                                203,000      1,161,118
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                              346,300      1,228,498
-------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               66,128      2,882,520
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                 1,077,100      3,132,284
=========================================================================
                                                               17,396,635
=========================================================================

PHILIPPINES-2.19%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(b)       222,000      4,279,900
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
PHILIPPINES-(CONTINUED)

SM Prime Holdings (Real Estate Management &
  Development)                                   9,095,000   $  1,006,587
=========================================================================
                                                                5,286,487
=========================================================================

RUSSIA-6.76%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(b)                                      39,200      3,518,592
-------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)                   61,158      6,661,329
-------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)(a)                    42,700      4,609,892
-------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                    34,936      1,565,133
=========================================================================
                                                               16,354,946
=========================================================================

SOUTH AFRICA-7.42%

Barloworld Ltd. (Industrial Conglomerates)(c)      121,900      1,213,934
-------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(c)                  658,400      1,869,224
-------------------------------------------------------------------------
Gold Fields Ltd. (Gold)(c)                          59,100        595,759
-------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(c)                             14,101        951,279
-------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)(c)         210,000      1,230,726
-------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)                                         488,000      2,155,680
-------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(c)                                           387,000      2,589,661
-------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(a)                                        781,900      4,485,661
-------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(c)                   264,400      2,850,237
=========================================================================
                                                               17,942,161
=========================================================================

SOUTH KOREA-16.82%

Baiksan OPC Co., Ltd. (Electronic Equipment
  Manufacturers)                                    85,537        984,147
-------------------------------------------------------------------------
Cheil Communications Inc. (Advertising)             11,500      1,607,364
-------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                   63,200      3,748,856
-------------------------------------------------------------------------
Hana Bank (Diversified Banks)                      334,200      7,220,326
-------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)             174,700      1,417,432
-------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                               83,000      2,242,383
-------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automobile
  Manufacturers)                                    34,900      1,331,039
-------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                    30,796        477,681
-------------------------------------------------------------------------
POSCO-ADR (Steel)                                  113,200      3,480,900
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 07/25/01-07/26/01; Cost
  $715,479)(d)(e)                                   24,200      3,363,800
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(c)(d)(e)                              32,023   $  7,472,147
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)              11,300      3,120,297
-------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)              7,800      1,761,623
-------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecomunication Services)                         2,700        460,221
-------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(a)                    98,492      1,989,538
=========================================================================
                                                               40,677,754
=========================================================================

TAIWAN-15.78%

Asia Optical Co., Inc. (Photographic
  Products)                                        225,000      1,577,906
-------------------------------------------------------------------------
AU Optronics Corp.-ADR (Electronic Equipment
  Manufacturers)(a)                                 87,100      1,870,908
-------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)                           373,000      1,553,841
-------------------------------------------------------------------------
Chi Mei Optoelectronics Corp. (Electronic
  Equipment Manufacturers)(b)                      950,000      2,035,694
-------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)                            3,196,000      3,419,462
-------------------------------------------------------------------------
CyberLink Corp. (Application Software)             310,000      1,254,233
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)             170,400        668,996
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $1,511,234)(a)(d)(e)                             246,126      2,261,898
-------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)(b)                                  596,000      1,500,405
-------------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                        131,000      1,460,485
-------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)                     268,000      2,546,108
-------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)                                   1,170,000      2,857,764
-------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)                                 529,650      2,079,424
-------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)        1,369,000      2,420,685
-------------------------------------------------------------------------
Siliconware Precision Industries Co.
  (Semiconductors)(b)                            2,315,000      2,025,894
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-03/10/03; Cost
  $4,388,216)(d)                                 3,837,862      6,632,977
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
TAIWAN-(CONTINUED)

Waffer Technology Co., Ltd. (Industrial
  Machinery)                                       386,000   $  1,035,364
-------------------------------------------------------------------------
Ya Hsin Industrial Co., Ltd. (Electronic
  Equipment Manufacturers)                         770,000        962,298
=========================================================================
                                                               38,164,342
=========================================================================

THAILAND-4.11%

Bangkok Bank PCL-NVDR (Diversified
  Banks)(b)(c)                                   1,126,000      2,656,854
-------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(b)          2,016,000      2,441,348
-------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)                                       174,000        938,427
-------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)     2,450,000      2,829,276
-------------------------------------------------------------------------
Sino Thai Engineering & Construction PCL
  (Construction & Engineering)(c)                2,940,000      1,071,760
=========================================================================
                                                                9,937,665
=========================================================================

TURKEY-1.32%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(c)                                 481,759,257      1,560,059
-------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.-Bonus Shares
  (Multi-Sector Holdings)                       96,351,851        301,764
-------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector
  Holdings)(b)(c)                              287,319,455      1,317,293
=========================================================================
                                                                3,179,116
=========================================================================

UNITED KINGDOM-3.02%

Anglo American PLC (Diversified Metals &
  Mining)(c)                                       369,600      7,298,866
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $167,142,553)                           231,190,787
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bond
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Acquired 01/22/99; Cost $0) (Cost
  $0)(c)(d)(e)(g)(h)                  BRL              276              0
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-3.77%

Liquid Assets Portfolio-Institutional
  Class(i)                                       4,561,857      4,561,857
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)      4,561,857      4,561,857
=========================================================================
    Total Money Market Funds (Cost
      $9,123,714)                                               9,123,714
=========================================================================
TOTAL INVESTMENTS-99.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $176,266,267)                 240,314,501
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                    6,989,446   $  6,989,446
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                    6,989,446      6,989,446
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,978,892)                                       13,978,892
=========================================================================
TOTAL INVESTMENTS-105.17% (Cost $190,245,159)                 254,293,393
=========================================================================
OTHER ASSETS LESS LIABILITIES-(5.17%)                         (12,497,890)
=========================================================================
NET ASSETS-100.00%                                           $241,795,503
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-Voting Depositary Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(b) Non-income producing security.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $44,445,696 which represented 17.48% of the Fund's total investments. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/04 was $26,767,274, which represented 11.07% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 04/30/04 was $15,795,698 which represented 6.53% of the Fund's net assets.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $167,142,553)*                               $ 231,190,787
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $23,102,606)                              23,102,606
============================================================
    Total investments (cost $190,245,159)        254,293,393
============================================================
Foreign currencies, at value (cost
  $6,674,005)                                      6,677,487
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,508,415
------------------------------------------------------------
  Fund shares sold                                   308,125
------------------------------------------------------------
  Dividends                                          853,046
------------------------------------------------------------
  Amount due from advisor                             39,977
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    12,169
------------------------------------------------------------
Other assets                                          42,682
============================================================
    Total assets                                 265,735,294
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,767,431
------------------------------------------------------------
  Fund shares reacquired                           6,234,679
------------------------------------------------------------
  Deferred compensation and retirement plans          15,011
------------------------------------------------------------
  Collateral upon return of securities loaned     13,978,892
------------------------------------------------------------
Accrued distribution fees                            172,796
------------------------------------------------------------
Accrued trustees' fees                                 1,142
------------------------------------------------------------
Accrued transfer agent fees                          199,236
------------------------------------------------------------
Accrued operating expenses                           570,604
============================================================
    Total liabilities                             23,939,791
============================================================
Net assets applicable to shares outstanding    $ 241,795,503
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 422,156,487
------------------------------------------------------------
Undistributed net investment income (loss)          (217,421)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (244,177,802)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               64,034,239
============================================================
                                               $ 241,795,503
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 205,120,538
____________________________________________________________
============================================================
Class B                                        $  29,632,425
____________________________________________________________
============================================================
Class C                                        $   7,042,540
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,144,829
____________________________________________________________
============================================================
Class B                                            2,663,299
____________________________________________________________
============================================================
Class C                                              633,707
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       11.30
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.30 divided
      by 95.25%)                               $       11.86
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       11.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       11.11
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $13,357,188 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $255,337)        $ 2,347,414
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                      67,936
-------------------------------------------------------------------------
Interest                                                            5,785
=========================================================================
    Total investment income                                     2,421,135
=========================================================================

EXPENSES:

Advisory fees                                                   1,232,084
-------------------------------------------------------------------------
Administrative services fees                                       38,996
-------------------------------------------------------------------------
Custodian fees                                                    104,541
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         519,174
-------------------------------------------------------------------------
  Class B                                                         159,503
-------------------------------------------------------------------------
  Class C                                                          31,534
-------------------------------------------------------------------------
Transfer agent fees                                               556,332
-------------------------------------------------------------------------
Trustees' fees                                                      7,732
-------------------------------------------------------------------------
Other                                                             130,609
=========================================================================
    Total expenses                                              2,780,505
=========================================================================
Less: Fees waived and expense offset arrangements                (154,295)
=========================================================================
    Net expenses                                                2,626,210
=========================================================================
Net investment income (loss)                                     (205,075)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (net of tax on sale of foreign
    investments of $111,051 -- Note 1F)                        19,546,524
-------------------------------------------------------------------------
  Foreign currencies                                              (67,933)
=========================================================================
                                                               19,478,591
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investments held of $28,631 -- Note 1F)            (1,766,968)
-------------------------------------------------------------------------
  Foreign currencies                                                  159
=========================================================================
                                                               (1,766,809)
=========================================================================
Net gain from investment securities and foreign currencies     17,711,782
=========================================================================
Net increase in net assets resulting from operations          $17,506,707
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (205,075)   $    631,951
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  19,478,591       5,656,632
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (1,766,809)     73,571,951
==========================================================================================
    Net increase in net assets resulting from operations        17,506,707      79,860,534
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (387,395)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (18,704,075)     18,123,053
------------------------------------------------------------------------------------------
  Class B                                                       (2,768,378)    (12,324,655)
------------------------------------------------------------------------------------------
  Class C                                                        2,455,566         200,503
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (19,016,887)      5,998,901
==========================================================================================
    Net increase (decrease) in net assets                       (1,897,575)     85,859,435
==========================================================================================

NET ASSETS:

  Beginning of period                                          243,693,078     157,833,643
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(217,421) and $375,049 for 2004 and
    2003, respectively)                                       $241,795,503    $243,693,078
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended April 30, 2004, AIM waived fees of $151,823.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $38,996 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $232,919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $519,174, $159,503 and $31,534 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $17,700 in front-end sales commissions from the sale of Class A shares and $119,702 $384, and $349 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                            MARKET VALUE    PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03       AT COST        FROM SALES     (DEPRECIATION)     04/30/04      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $ 2,260,107    $ 26,439,778    $(24,138,028)       $   --       $ 4,561,857    $16,627      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class         2,260,107      26,439,778     (24,138,028)           --         4,561,857     16,203          --
=================================================================================================================================
  Subtotal                  $ 4,520,214    $ 52,879,556    $(48,276,056)       $   --       $ 9,123,714    $32,830      $   --
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED
                            MARKET VALUE    PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03       AT COST        FROM SALES     (DEPRECIATION)     04/30/04     INCOME*    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $ 6,672,818    $ 23,875,562    $(23,558,934)       $   --       $ 6,989,446    $17,761      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class         6,672,817      23,875,562     (23,558,933)           --         6,989,446     17,345          --
=================================================================================================================================
  Subtotal                  $13,345,635    $ 47,751,124    $(47,117,867)       $   --       $13,978,892    $35,106      $   --
=================================================================================================================================
  Total                     $17,865,849    $100,630,680    $(95,393,923)       $   --       $23,102,606    $67,936      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $22,289.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,906 and reductions in custodian fees of $566 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $2,472.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,641 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.



    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $13,357,188 were on loan to brokers. The loans were secured by cash collateral of $13,978,892 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $35,106 for securities lending transactions.
NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2005                            $ 95,190,215
---------------------------------------------------------
October 31, 2006                              76,692,697
---------------------------------------------------------
October 31, 2007                               9,273,499
---------------------------------------------------------
October 31, 2008                              15,085,807
---------------------------------------------------------
October 31, 2009                              59,191,538
---------------------------------------------------------
October 31, 2010                               7,382,000
=========================================================
Total capital loss carryforward             $262,815,756
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $71,484,567 and $89,157,114, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $69,466,051
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (6,089,396)
===========================================================
Net unrealized appreciation of investment
  securities                                    $63,376,655
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $190,916,738.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                                     APRIL 30, 2004                OCTOBER 31, 2003
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,538,124    $   29,964,841     21,378,062    $175,888,823
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        483,067         5,591,636        687,629       5,832,379
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        677,460         7,732,743      3,620,023      28,027,976
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         29,075           314,212             --              --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        359,495         4,197,903      1,240,782       9,667,175
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (364,973)       (4,197,903)    (1,256,198)     (9,667,175)
=========================================================================================================================
Reacquired:*
  Class A                                                     (4,673,016)      (53,181,031)   (20,514,740)   (167,432,945)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (361,534)       (4,162,111)    (1,090,836)     (8,489,859)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (465,337)       (5,277,177)    (3,569,799)    (27,827,473)
=========================================================================================================================
                                                              (1,777,639)   $  (19,016,887)       494,923    $  5,998,901
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Amount is net of redemption fees of $16,431, $2,373 and $564 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2004            2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  10.52        $   6.96       $   6.32       $   8.89       $   9.86       $   7.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.01)(a)        0.04(a)       (0.01)(a)       0.15(a)        0.01(a)        0.06(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.81            3.52           0.74          (2.67)         (0.95)          2.36
=================================================================================================================================
    Total from investment operations             0.80            3.56           0.73          (2.52)         (0.94)          2.42
=================================================================================================================================
Less distributions from net investment
  income                                        (0.02)             --          (0.09)         (0.05)         (0.04)         (0.12)
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00              --             --             --           0.01           0.03
=================================================================================================================================
Net asset value, end of period               $  11.30        $  10.52       $   6.96       $   6.32       $   8.89       $   9.86
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  7.62%          51.15%         11.37%        (28.51)%        (9.52)%        33.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $205,121        $209,221       $123,812       $110,756       $136,160       $157,198
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               2.00%(c)        2.00%          1.84%          1.76%          1.87%          1.91%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            2.12%(c)        2.33%          2.35%          2.26%          1.95%          2.38%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.08)%(c)       0.44%         (0.07)%         1.95%          0.05%          0.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         30%            100%           109%           144%           192%           125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $215,706,403.
(d)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ---------------------------------------------------------------
                                                    2004           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.36         $  6.89       $  6.25       $  8.79       $  9.79       $  7.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)       (0.01)(a)     (0.05)(a)      0.11(a)      (0.06)(a)      0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.80            3.48          0.73         (2.65)        (0.94)         2.37
=================================================================================================================================
    Total from investment operations                 0.77            3.47          0.68         (2.54)        (1.00)         2.38
=================================================================================================================================
Less distributions from net investment income          --              --         (0.04)           --            --         (0.08)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                           0.00              --            --            --            --            --
=================================================================================================================================
Net asset value, end of period                    $ 11.13         $ 10.36       $  6.89       $  6.25       $  8.79       $  9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.43%          50.36%        10.85%       (28.90)%      (10.21)%       32.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $29,632         $30,111       $31,465       $51,040       $79,754       $49,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.52%(c)        2.53%         2.38%         2.35%         2.47%         2.51%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                2.64%(c)        2.86%         2.89%         2.85%         2.55%         2.98%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.60)%(c)      (0.08)%       (0.61)%        1.36%        (0.56)%        0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             30%            100%          109%          144%          192%          125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,075,985.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                                                                                     (DATE SALES
                                        SIX MONTHS                                                                   COMMENCED)
                                          ENDED                         YEAR ENDED OCTOBER 31,                           TO
                                        APRIL 30,        ----------------------------------------------------        OCTOBER 31,
                                           2004             2003            2002         2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $10.34           $ 6.88          $ 6.25       $  8.79       $  9.79          $ 7.47
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.03)(a)        (0.01)(a)       (0.05)(a)      0.10(a)      (0.06)(a)          --(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.80             3.47            0.72         (2.64)        (0.94)           2.32
=================================================================================================================================
    Total from investment operations        0.77             3.46            0.67         (2.54)        (1.00)           2.32
=================================================================================================================================
Less distributions from net investment
  income                                      --               --           (0.04)           --            --              --
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                       0.00               --              --            --            --              --
=================================================================================================================================
Net asset value, end of period            $11.11           $10.34          $ 6.88       $  6.25       $  8.79          $ 9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             7.45%           50.29%          10.69%       (28.90)%      (10.21)%         31.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $7,043           $4,361          $2,557       $ 1,682       $ 1,618          $  412
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          2.52%(c)         2.53%           2.38%         2.35%         2.47%           2.51%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       2.64%(c)         2.86%           2.89%         2.85%         2.55%           2.98%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.60)%(c)       (0.08)%         (0.61)%        1.36%        (0.56)%          0.08%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    30%             100%            109%          144%          192%            125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,341,370.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $23,940 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the

District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-62.09%

BIOTECHNOLOGY-8.79%

Alexion Pharmaceuticals, Inc.(a)                   50,000   $   1,126,000
-------------------------------------------------------------------------
Amgen Inc.(a)                                     700,000      39,389,000
-------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)(b)                 40,000         276,800
-------------------------------------------------------------------------
Caliper Life Sciences, Inc.(a)                     20,000         134,400
-------------------------------------------------------------------------
Corgentech Inc.(a)(b)                             100,000       1,849,000
-------------------------------------------------------------------------
Cytokinetics, Inc.(a)                              45,700         743,082
-------------------------------------------------------------------------
Eyetech Pharmaceutical Inc.(a)                     50,000       1,787,500
-------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                     80,000         976,000
-------------------------------------------------------------------------
Immunicon Corp.(a)                                116,100         870,750
-------------------------------------------------------------------------
InterMune Inc.(a)(b)                              425,000       6,268,750
-------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)(b)                1,900,000      13,813,000
-------------------------------------------------------------------------
Kosan Biosciences, Inc.(a)                        103,000       1,423,460
-------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)                50,000         749,500
-------------------------------------------------------------------------
Nabi Biopharmaceuticals(a)                         10,000         163,500
-------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                       60,000       1,468,800
-------------------------------------------------------------------------
Renovis, Inc.(a)                                   15,000         164,400
-------------------------------------------------------------------------
Telik, Inc.(a)                                     20,000         469,400
=========================================================================
                                                               71,673,342
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.10%

Varian Inc.(a)                                     20,000         820,800
=========================================================================

HEALTH CARE DISTRIBUTORS-4.84%

McKesson Corp.(b)                               1,200,000      39,432,000
=========================================================================

HEALTH CARE EQUIPMENT-5.94%

Apogent Technologies Inc.(a)                       35,000       1,134,700
-------------------------------------------------------------------------
ATS Medical, Inc.(a)(c)                         1,500,000       7,650,000
-------------------------------------------------------------------------
Beckman Coulter, Inc.                              40,000       2,233,600
-------------------------------------------------------------------------
Becton, Dickinson & Co.                           650,000      32,857,500
-------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                    35,000         241,850
-------------------------------------------------------------------------
SonoSite, Inc.(a)                                 200,000       4,304,000
=========================================================================
                                                               48,421,650
=========================================================================

HEALTH CARE FACILITIES-11.40%

Community Health Systems Inc.(a)(b)             1,000,000      25,790,000
-------------------------------------------------------------------------
HCA Inc.                                        1,000,000      40,630,000
-------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(b)   1,100,000      25,443,000
-------------------------------------------------------------------------
Symbion, Inc.(a)(b)                                63,400       1,033,420
=========================================================================
                                                               92,896,420
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES         VALUE

HEALTH CARE SERVICES-1.26%

HMS Holdings Corp.(a)(c)                        1,750,000   $  10,237,500
=========================================================================

HEALTH CARE SUPPLIES-1.77%

Edwards Lifesciences Corp.(a)                     150,000       5,169,000
-------------------------------------------------------------------------
Sola International Inc.(a)(b)                     450,000       9,234,000
=========================================================================
                                                               14,403,000
=========================================================================

MANAGED HEALTH CARE-2.19%

PacifiCare Health Systems, Inc.(a)                500,000      17,880,000
=========================================================================

PHARMACEUTICALS-25.80%

Abbott Laboratories                               750,000      33,015,000
-------------------------------------------------------------------------
Antigenics Inc.(a)(b)                             154,600       1,474,884
-------------------------------------------------------------------------
Barrier Therapeutics Inc.(a)                       54,800         767,200
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          800,000      20,080,000
-------------------------------------------------------------------------
Pfizer Inc.(b)                                  3,176,200     113,580,912
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    30,000       1,068,300
-------------------------------------------------------------------------
Wyeth                                           1,059,000      40,316,130
=========================================================================
                                                              210,302,426
=========================================================================
    Total Domestic Common Stocks (Cost
      $447,070,071)                                           506,067,138
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-35.36%

CANADA-0.10%

Angiotech Pharmaceuticals, Inc.
  (Biotechnology)(a)                               35,000         729,750
-------------------------------------------------------------------------
Inex Pharmaceuticals Corp.
  (Pharmaceuticals)(a)                             20,000          98,137
=========================================================================
                                                                  827,887
=========================================================================

DENMARK-0.12%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(d)                             20,000         952,674
=========================================================================

FRANCE-7.08%

Aventis S.A. (Pharmaceuticals)(b)(d)              630,000      47,692,246
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A.
  (Pharmaceuticals)(a)(b)(d)                      160,000       9,984,613
=========================================================================
                                                               57,676,859
=========================================================================

GERMANY-0.25%

Altana A.G. (Pharmaceuticals)(b)(d)                20,000       1,265,664
-------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)(a)(b)(d)        20,000         537,384
-------------------------------------------------------------------------
Schwarz Pharma A.G.
  (Pharmaceuticals)(a)(b)(d)                       10,000         281,605
=========================================================================
                                                                2,084,653
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INDIA-0.06%

Lupin Ltd. (Pharmaceuticals)(a)                    10,000   $     181,538
-------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                   45,000         324,168
=========================================================================
                                                                  505,706
=========================================================================

JAPAN-23.29%

Eisai Co., Ltd. (Pharmaceuticals)               1,504,000      38,382,625
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(b)                          1,960,000      45,496,833
-------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(b)(e)                       1,307,000      18,144,235
-------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                50,000         784,163
-------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               970,000      39,063,349
-------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                             1,440,000      47,956,561
=========================================================================
                                                              189,827,766
=========================================================================

NETHERLANDS-0.16%

Akzo Nobel N.V. (Diversified Chemicals)(b)(d)      35,000       1,269,945
=========================================================================

SWITZERLAND-1.21%

Novartis A.G. (Pharmaceuticals)(d)                 20,000         893,400
-------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               200,000       8,960,000
=========================================================================
                                                                9,853,400
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES         VALUE

UNITED KINGDOM-3.09%

GlaxoSmithKline PLC-ADR
  (Pharmaceuticals)(a)(b)                         600,000   $  25,200,000
-------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests (Cost $241,770,729)                           288,198,890
=========================================================================

MONEY MARKET FUNDS-2.66%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,860,823      10,860,823
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,860,823      10,860,823
=========================================================================
    Total Money Market Funds (Cost
      $21,721,646)                                             21,721,646
=========================================================================
TOTAL INVESTMENTS-100.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $710,562,446)                 815,987,674
=========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.97%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  61,018,976      61,018,976
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  61,018,976      61,018,976
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $122,037,952)                                     122,037,952
=========================================================================
TOTAL INVESTMENTS-115.08% (Cost $832,600,398)                 938,025,626
=========================================================================
OTHER ASSETS LESS LIABILITIES-(15.08%)                       (122,922,469)
=========================================================================
NET ASSETS-100.00%                                          $ 815,103,157
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 4/30/04 was $17,887,500, which represented 2.19% of the Fund's net assets. See Note 3.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $62,877,531 which represented 6.70% of the Fund's total investments. See Note 1A.
(e) Security considered to be illiquid. The market value of this security considered illiquid at 04/30/04 represented 2.23% of the Fund's net assets.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $680,793,315)*                               $776,378,528
-----------------------------------------------------------
Investments in affiliates ($151,807,083)        161,647,098
===========================================================
    Total investments (cost $832,600,398)       938,025,626
===========================================================
Foreign currencies, at value (cost $574,109)        562,346
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  933,537
-----------------------------------------------------------
  Dividends                                       1,661,354
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   23,825
-----------------------------------------------------------
Other assets                                         53,107
===========================================================
    Total assets                                941,259,795
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,416,100
-----------------------------------------------------------
  Fund shares reacquired                          1,599,926
-----------------------------------------------------------
  Deferred compensation and retirement plans         36,261
-----------------------------------------------------------
  Collateral upon return of securities loaned   122,037,952
-----------------------------------------------------------
Accrued distribution fees                           437,492
-----------------------------------------------------------
Accrued trustees' fees                                1,143
-----------------------------------------------------------
Accrued transfer agent fees                         486,733
-----------------------------------------------------------
Accrued operating expenses                          141,031
===========================================================
    Total liabilities                           126,156,638
===========================================================
Net assets applicable to shares outstanding    $815,103,157
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $688,793,853
-----------------------------------------------------------
Undistributed net investment income (loss)       (4,067,842)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                           25,000,001
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             105,377,145
===========================================================
                                               $815,103,157
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $581,615,827
___________________________________________________________
===========================================================
Class B                                        $187,159,388
___________________________________________________________
===========================================================
Class C                                        $ 46,327,942
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          21,867,065
___________________________________________________________
===========================================================
Class B                                           7,690,048
___________________________________________________________
===========================================================
Class C                                           1,902,239
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      26.60
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.60 divided by
      95.25%)                                  $      27.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      24.34
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      24.35
___________________________________________________________
===========================================================

* At April 30, 2004, securities with an aggregate market value of $86,694,543 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $92,342)         $ 3,754,252
-------------------------------------------------------------------------
Dividends and interest from affiliates*                           564,873
=========================================================================
    Total investment income                                     4,319,125
=========================================================================

EXPENSES:

Advisory fees                                                   3,922,598
-------------------------------------------------------------------------
Administrative services fees                                      103,409
-------------------------------------------------------------------------
Custodian fees                                                    147,575
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,440,095
-------------------------------------------------------------------------
  Class B                                                         952,187
-------------------------------------------------------------------------
  Class C                                                         231,245
-------------------------------------------------------------------------
Transfer agent fees                                             1,314,181
-------------------------------------------------------------------------
Trustees' fees                                                     10,698
-------------------------------------------------------------------------
Other                                                             258,177
=========================================================================
    Total expenses                                              8,380,165
=========================================================================
Less: Fees waived and expense offset arrangements                 (14,984)
=========================================================================
    Net expenses                                                8,365,181
=========================================================================
Net investment income (loss)                                   (4,046,056)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        29,764,168
-------------------------------------------------------------------------
  Foreign currencies                                              563,514
-------------------------------------------------------------------------
  Option contracts written                                     (2,953,328)
=========================================================================
                                                               27,374,354
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        54,803,149
-------------------------------------------------------------------------
  Foreign currencies                                               55,295
=========================================================================
                                                               54,858,444
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             82,232,798
=========================================================================
Net increase in net assets resulting from operations          $78,186,742
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (4,046,056)   $ (5,121,252)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             27,374,354      22,726,315
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and foreign currencies                          54,858,444      33,367,108
==========================================================================================
    Net increase in net assets resulting from operations        78,186,742      50,972,171
==========================================================================================
Share transactions-net:
  Class A                                                      (10,697,034)    (34,088,071)
------------------------------------------------------------------------------------------
  Class B                                                      (10,739,587)    (18,872,586)
------------------------------------------------------------------------------------------
  Class C                                                       (1,520,780)     (5,906,404)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,957,401)    (58,867,061)
==========================================================================================
    Net increase (decrease) in net assets                       55,229,341      (7,894,890)
==========================================================================================

NET ASSETS:

  Beginning of period                                          759,873,816     767,768,706
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,067,842) and $(21,786) for 2004 and
    2003, respectively)                                       $815,103,157    $759,873,816
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2004, AIM waived fees of $9,062.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $103,409 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $528,628 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $1,440,095, $952,187 and $231,245, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $82,629 in front-end sales commissions from the sale of Class A shares and $2,619, $2,973 and $2,008 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

INVESTMENTS IN AFFILIATED MONEY MARKET FUNDS:

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                  MARKET VALUE        PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                10/31/03           AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 25,532,691       $ 97,520,477      $(112,192,345)     $        --      $ 10,860,823     $243,330      $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             25,532,691         97,520,477       (112,192,345)              --        10,860,823      239,733            --
====================================================================================================================================
  Subtotal        $ 51,065,382       $195,040,954      $(224,384,690)     $        --      $ 21,721,646     $483,063      $     --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                  MARKET VALUE        PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                10/31/03           AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 54,777,891       $117,834,158      $(111,593,073)     $        --      $ 61,018,976     $ 40,905      $     --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             54,777,890        117,834,159       (111,593,073)              --        61,018,976       40,905            --
====================================================================================================================================
  Subtotal        $109,555,781       $235,668,317      $(223,186,146)     $        --      $122,037,952     $ 81,810      $     --
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $354,642.

INVESTMENTS IN OTHER AFFILIATES:

  The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended April 30, 2004.

                                                                           UNREALIZED
                  MARKET VALUE         PURCHASE          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
                   10/31/2003          AT COST          FROM SALES       (DEPRECIATION)      04/30/04        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ATS Medical
  Inc.            $  1,223,220       $         --      $    (694,484)     $ 7,121,264      $  7,650,000     $     --      $494,098
------------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
  Corp.              2,479,000                 --                 --        7,758,500        10,237,500           --            --
====================================================================================================================================
  Subtotal        $  3,702,220       $         --      $    (694,484)     $14,879,764      $ 17,887,500     $     --      $494,098
====================================================================================================================================
  Total           $164,323,383       $430,709,271      $(448,265,320)     $14,879,764      $161,647,098     $564,873      $494,098
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $5,922 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $5,922.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $3,622 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $86,694,543 were on loan to brokers. The loans were secured by cash collateral of $122,037,952 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $81,810 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                       --     $        --
------------------------------------------------------------
Written                               22,350       3,555,808
------------------------------------------------------------
Closed                               (15,000)     (2,394,911)
------------------------------------------------------------
Exercised                             (6,243)     (1,117,763)
------------------------------------------------------------
Expired                               (1,107)        (43,134)
============================================================
End of period                             --     $        --
____________________________________________________________
============================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2010                             $1,373,462
=========================================================
Total capital loss carryforward              $1,373,462
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $246,997,916 and $215,665,849, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $116,686,419
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,262,082)
===========================================================
Net unrealized appreciation of investment
  securities                                   $104,424,337
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $833,601,289.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2004               OCTOBER 31, 2003
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,872,941    $ 49,456,719     3,926,329    $  86,888,575
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        587,571      14,178,801     1,509,164       30,779,326
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        240,744       5,820,171       408,103        8,332,961
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        263,189       7,027,167       572,274       12,498,133
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (287,322)     (7,027,167)     (622,092)     (12,498,133)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,554,485)    (67,180,920)   (6,006,816)    (133,474,779)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (741,317)    (17,891,221)   (1,845,284)     (37,153,779)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (305,293)     (7,340,951)     (703,065)     (14,239,365)
=======================================================================================================================
                                                                (923,972)   $(22,957,401)   (2,761,387)   $ (58,867,061)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             APRIL 30,          ------------------------------------------------------------
                                                2004              2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  24.09          $  22.41     $  29.93     $  30.12     $  24.00     $  20.15
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.11)(a)         (0.13)       (0.29)(a)    (0.39)(a)    (0.22)(a)    (0.19)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.62              1.81        (3.17)        3.44         8.62         4.04
============================================================================================================================
    Total from investment operations              2.51              1.68        (3.46)        3.05         8.40         3.85
============================================================================================================================
Less distributions from net realized gains          --                --        (4.06)       (3.24)       (2.28)          --
============================================================================================================================
Net asset value, end of period                $  26.60          $  24.09     $  22.41     $  29.93     $  30.12     $  24.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                  10.42%             7.50%      (13.76)%      10.85%       38.49%       19.11%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $581,616          $536,746     $533,216     $588,072     $460,445     $357,747
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets           1.91%(c)          1.94%        1.86%        1.75%        1.73%        1.82%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.85)%(c)        (0.56)%      (1.10)%      (1.28)%      (0.85)%      (0.81)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                          30%               99%         153%         207%         242%         123%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $579,202,771.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                             -------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED OCTOBER 31,
                                             APRIL 30,          ------------------------------------------------------------
                                                2004              2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  22.09          $  20.66     $  28.03     $  28.53     $  22.96     $  19.37
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.16)(a)         (0.23)       (0.38)(a)    (0.51)(a)    (0.34)(a)    (0.30)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.41              1.66        (2.93)        3.25         8.19         3.89
============================================================================================================================
    Total from investment operations              2.25              1.43        (3.31)        2.74         7.85         3.59
============================================================================================================================
Less distributions from net realized gains          --                --        (4.06)       (3.24)       (2.28)          --
============================================================================================================================
Net asset value, end of period                $  24.34          $  22.09     $  20.66     $  28.03     $  28.53     $  22.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                  10.18%             6.92%      (14.21)%      10.32%       37.78%       18.53%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $187,159          $179,646     $187,793     $219,036     $144,861     $102,916
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets           2.41%(c)          2.44%        2.36%        2.25%        2.23%        2.33%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.35)%(c)        (1.06)%      (1.60)%      (1.78)%      (1.35)%      (1.32)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                          30%               99%         153%         207%         242%         123%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $191,483,776.
(d)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                              SIX MONTHS                                                             (DATE SALES
                                                ENDED                      YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                              APRIL 30,        ----------------------------------------------        OCTOBER 31,
                                                 2004           2003       2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 22.11         $ 20.67    $ 28.03       $ 28.53       $ 22.96          $22.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.16)(a)       (0.23)     (0.38)(a)     (0.51)(a)     (0.34)(a)       (0.21)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      2.40            1.67      (2.92)         3.25          8.19            0.67
=================================================================================================================================
    Total from investment operations              2.24            1.44      (3.30)         2.74          7.85            0.46
=================================================================================================================================
Less distributions from net realized gains          --              --      (4.06)        (3.24)        (2.28)             --
=================================================================================================================================
Net asset value, end of period                 $ 24.35         $ 22.11    $ 20.67       $ 28.03       $ 28.53          $22.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  10.13%           6.97%    (14.18)%       10.32%        37.77%           2.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $46,328         $43,482    $46,759       $36,366       $12,339          $1,278
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           2.41%(c)        2.44%      2.36%         2.25%         2.23%           2.33%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.35)%(c)      (1.06)%    (1.60)%       (1.78)%       (1.35)%         (1.32)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          30%             99%       153%          207%          242%            123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,503,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the

Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $41,354 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale.

Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.23%

AEROSPACE & DEFENSE-2.42%

DRS Technologies, Inc.(a)                        18,000    $   508,500
----------------------------------------------------------------------
Engineered Support Systems, Inc.                  9,650        469,280
----------------------------------------------------------------------
Northrop Grumman Corp.                            5,100        506,175
======================================================================
                                                             1,483,955
======================================================================

AIR FREIGHT & LOGISTICS-2.10%

Hub Group, Inc.-Class A(a)                       21,800        752,100
----------------------------------------------------------------------
Ryder System, Inc.                               14,700        540,813
======================================================================
                                                             1,292,913
======================================================================

ALTERNATIVE CARRIERS-0.91%

Ptek Holdings, Inc.(a)                           55,100        560,367
======================================================================

APPAREL RETAIL-8.06%

Aeropostale, Inc.(a)                             24,900        547,551
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                        13,500        547,155
----------------------------------------------------------------------
Chico's FAS, Inc.(a)                             15,000        610,950
----------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)    21,200        558,408
----------------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)               16,800        563,304
----------------------------------------------------------------------
Foot Locker, Inc.                                19,200        460,800
----------------------------------------------------------------------
Goody's Family Clothing, Inc.                    42,700        533,323
----------------------------------------------------------------------
Guess?, Inc.(a)                                  35,200        548,064
----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                        12,600        581,742
======================================================================
                                                             4,951,297
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.27%

American Capital Strategies, Ltd.                19,000        498,750
----------------------------------------------------------------------
Franklin Resources, Inc.                          9,400        515,402
----------------------------------------------------------------------
Investors Financial Services Corp.               12,100        470,327
----------------------------------------------------------------------
T. Rowe Price Group Inc.                         10,200        523,056
======================================================================
                                                             2,007,535
======================================================================

CATALOG RETAIL-0.61%

Insight Enterprises, Inc.(a)                     22,400        374,976
======================================================================

COMMUNICATIONS EQUIPMENT-5.50%

Anaren, Inc.(a)                                  33,500        494,125
----------------------------------------------------------------------
Andrew Corp.(a)                                  35,400        600,030
----------------------------------------------------------------------
Brocade Communications Systems, Inc.(a)          85,700        458,495
----------------------------------------------------------------------
Carrier Access Corp.(a)                          44,600        474,544
----------------------------------------------------------------------
Comtech Telecommunications Corp.(a)              28,300        457,894
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                     28,900        472,804
----------------------------------------------------------------------
ViaSat, Inc.(a)                                  19,300        424,214
======================================================================
                                                             3,382,106
======================================================================

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE

COMPUTER STORAGE & PERIPHERALS-1.45%

Applied Films Corp.(a)                           20,600    $   490,280
----------------------------------------------------------------------
Komag, Inc.(a)                                   31,700        402,907
======================================================================
                                                               893,187
======================================================================

CONSTRUCTION & ENGINEERING-0.83%

Washington Group International, Inc.(a)          14,200        512,904
======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.76%

Joy Global Inc.                                  17,700        464,625
======================================================================

CONSTRUCTION MATERIALS-0.80%

Florida Rock Industries, Inc.                    12,300        489,417
======================================================================

CONSUMER FINANCE-0.77%

CompuCredit Corp.(a)                             28,500        472,245
======================================================================

DEPARTMENT STORES-0.87%

Nordstrom, Inc.                                  15,000        534,450
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.92%

University of Phoenix Online(a)                   6,500        565,890
======================================================================

DIVERSIFIED METALS & MINING-2.14%

Inco Ltd. (Canada)(a)                            17,000        488,750
----------------------------------------------------------------------
Phelps Dodge Corp.(a)                             7,500        493,725
----------------------------------------------------------------------
Southern Peru Copper Corp.                       11,400        330,942
======================================================================
                                                             1,313,417
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.07%

Keithley Instruments, Inc.                       24,200        504,570
----------------------------------------------------------------------
PerkinElmer, Inc.                                24,400        469,700
----------------------------------------------------------------------
Rogers Corp.(a)                                   9,700        579,090
----------------------------------------------------------------------
Zygo Corp.(a)                                    30,000        330,600
======================================================================
                                                             1,883,960
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.50%

Flextronics International Ltd. (Singapore)(a)    34,500        555,450
----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                             50,000        501,000
----------------------------------------------------------------------
TTM Technologies, Inc.(a)                        43,300        481,063
======================================================================
                                                             1,537,513
======================================================================

EMPLOYMENT SERVICES-1.49%

Administaff, Inc.(a)                             30,000        525,000
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
EMPLOYMENT SERVICES-(CONTINUED)

Gevity HR, Inc.                                  17,700    $   389,931
======================================================================
                                                               914,931
======================================================================

FOOTWEAR-0.98%

Deckers Outdoor Corp.(a)                         22,500        602,775
======================================================================

FOREST PRODUCTS-0.82%

Louisiana-Pacific Corp.                          21,300        502,467
======================================================================

HEALTH CARE FACILITIES-0.82%

Genesis HealthCare Corp.(a)                      21,500        502,885
======================================================================

HOME FURNISHINGS-0.77%

Furniture Brands International, Inc.             16,900        475,566
======================================================================

HOMEBUILDING-5.29%

Beazer Homes USA, Inc.                            5,800        571,010
----------------------------------------------------------------------
Centex Corp.                                     11,700        561,015
----------------------------------------------------------------------
D.R. Horton, Inc.                                16,100        463,680
----------------------------------------------------------------------
KB HOME                                           7,800        537,654
----------------------------------------------------------------------
Pulte Homes, Inc.                                11,800        580,206
----------------------------------------------------------------------
Standard Pacific Corp.                           10,600        534,664
======================================================================
                                                             3,248,229
======================================================================

HOUSEWARES & SPECIALTIES-0.85%

Jarden Corp.(a)                                  14,100        524,520
======================================================================

INDUSTRIAL MACHINERY-2.94%

Ceradyne, Inc.(a)                                21,600        616,464
----------------------------------------------------------------------
Middleby Corp. (The)(a)                          12,900        653,372
----------------------------------------------------------------------
TimKen Co. (The)                                 24,400        538,264
======================================================================
                                                             1,808,100
======================================================================

INTEGRATED OIL & GAS-0.60%

PetroChina Co. Ltd.-ADR (China)                   8,600        369,800
======================================================================

INTERNET SOFTWARE & SERVICES-3.02%

Equinex, Inc.(a)                                 16,300        479,057
----------------------------------------------------------------------
Open Text Corp. (Canada)(a)                      17,800        483,626
----------------------------------------------------------------------
SonicWALL, Inc.(a)                               48,100        344,396
----------------------------------------------------------------------
ValueClick, Inc.(a)                              53,100        550,116
======================================================================
                                                             1,857,195
======================================================================

INVESTMENT BANKING & BROKERAGE-4.31%

Ameritrade Holding Corp.(a)                      40,400        494,496
----------------------------------------------------------------------
Knight Trading Group, Inc.(a)                    47,700        554,274
----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     7,000        513,800
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         9,900        536,877
----------------------------------------------------------------------
Morgan Stanley                                   10,700        549,873
======================================================================
                                                             2,649,320
======================================================================

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE

IT CONSULTING & OTHER SERVICES-1.82%

Cognizant Technology Solutions Corp.(a)          12,100    $   523,446
----------------------------------------------------------------------
Sapient Corp.(a)                                106,000        593,600
======================================================================
                                                             1,117,046
======================================================================

LEISURE PRODUCTS-0.87%

Brunswick Corp.                                  13,000        534,430
======================================================================

MANAGED HEALTH CARE-0.73%

Aetna Inc.                                        5,400        446,850
======================================================================

MARINE-0.85%

General Maritime Corp.(a)(Republic of
  Marshall Islands)                              26,000        522,340
======================================================================

METAL & GLASS CONTAINERS-0.80%

Crown Holdings, Inc.(a)                          58,300        492,052
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.83%

Cimarex Energy Co.(a)                            20,000        551,800
----------------------------------------------------------------------
Edge Petroleum Corp.(a)                          43,600        634,380
----------------------------------------------------------------------
Spinnaker Exploration Co.(a)                     15,500        552,885
======================================================================
                                                             1,739,065
======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.02%

Giant Industries, Inc.(a)                        27,300        502,866
----------------------------------------------------------------------
OMI Corp. (Republic of Marshall Islands)         46,300        466,241
----------------------------------------------------------------------
Overseas Shipholding Group, Inc.                 14,100        462,057
----------------------------------------------------------------------
Tsakos Energy Navigation Ltd. (Bermuda)          17,400        422,124
======================================================================
                                                             1,853,288
======================================================================

PHARMACEUTICALS-0.93%

First Horizon Pharmaceutical Corp.(a)            36,800        570,768
======================================================================

PROPERTY & CASUALTY INSURANCE-1.76%

Allstate Corp. (The)                             11,600        532,440
----------------------------------------------------------------------
First American Financial Corp.                   20,300        550,536
======================================================================
                                                             1,082,976
======================================================================

REAL ESTATE-2.44%

Impac Mortgage Holdings, Inc.                    27,300        513,513
----------------------------------------------------------------------
Novastar Financial, Inc.                         15,800        512,868
----------------------------------------------------------------------
Redwood Trust, Inc.                              10,900        473,605
======================================================================
                                                             1,499,986
======================================================================

RESTAURANTS-0.85%

Checkers Drive-In Restaurants, Inc.(a)           49,700        524,832
======================================================================

SEMICONDUCTOR EQUIPMENT-5.48%

Axcelis Technologies, Inc.(a)                    58,800        617,988
----------------------------------------------------------------------
Credence Systems Corp.(a)                        44,000        490,160
----------------------------------------------------------------------
Cymer, Inc.(a)                                   14,700        470,106
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Lam Research Corp.(a)                            22,600    $   500,364
----------------------------------------------------------------------
LTX Corp.(a)                                     39,300        429,549
----------------------------------------------------------------------
MKS Instruments, Inc.(a)                         23,900        459,358
----------------------------------------------------------------------
Semitool, Inc.(a)                                36,500        401,135
======================================================================
                                                             3,368,660
======================================================================

SEMICONDUCTORS-3.64%

Analog Devices, Inc.                              9,700        413,220
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                        78,100        339,735
----------------------------------------------------------------------
ESS Technology, Inc.(a)                          47,300        507,056
----------------------------------------------------------------------
Fairchild Semiconductor International,
  Inc.(a)                                        23,500        457,545
----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                 23,200        517,406
======================================================================
                                                             2,234,962
======================================================================

SPECIALTY STORES-3.47%

Jo-Ann Stores, Inc.(a)                           19,200        542,784
----------------------------------------------------------------------
Movie Gallery, Inc.                              28,600        555,412
----------------------------------------------------------------------
Sharper Image Corp.(a)                           14,200        433,952
----------------------------------------------------------------------
Sonic Automotive, Inc.                           24,100        600,090
======================================================================
                                                             2,132,238
======================================================================

STEEL-1.57%

Schnitzer Steel Industries, Inc.-Class A         17,200        451,844
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                             MARKET
                                                SHARES        VALUE
STEEL-(CONTINUED)

Steel Dynamics, Inc.(a)                          21,400    $   515,098
======================================================================
                                                               966,942
======================================================================

TECHNOLOGY DISTRIBUTORS-0.79%

CDW Corp.                                         7,800        487,422
======================================================================

THRIFTS & MORTGAGE FINANCE-0.81%

New Century Financial Corp.                      11,700        496,431
======================================================================

TIRES & RUBBER-0.83%

Bandag, Inc.                                     11,700        509,535
======================================================================

TRUCKING-0.87%

AMERCO(a)                                        19,000        534,470
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $60,481,961)                          57,290,838
======================================================================

MONEY MARKET FUNDS-2.81%

Liquid Assets Portfolio-Institutional
  Class(b)                                      863,484        863,484
----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)     863,484        863,484
======================================================================
    Total Money Market Funds (Cost
      $1,726,968)                                            1,726,968
----------------------------------------------------------------------
TOTAL INVESTMENTS-96.04% (Cost $62,208,929)                 59,017,806
======================================================================
OTHER ASSETS LESS LIABILITIES-3.96%                          2,435,839
======================================================================
NET ASSETS-100.00%                                         $61,453,645
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $60,481,961)                                  $57,290,838
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,726,968)                               1,726,968
===========================================================
    Total investments (cost $62,208,929)         59,017,806
===========================================================
Receivables for:
  Investments sold                                2,449,556
-----------------------------------------------------------
  Fund shares sold                                  186,066
-----------------------------------------------------------
  Dividends                                          14,349
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    4,100
-----------------------------------------------------------
Other assets                                         29,076
===========================================================
    Total assets                                 61,700,953
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            172,638
-----------------------------------------------------------
  Deferred compensation and retirement plans          4,100
-----------------------------------------------------------
Accrued distribution fees                            28,681
-----------------------------------------------------------
Accrued trustees' fees                                  818
-----------------------------------------------------------
Accrued transfer agent fees                          15,609
-----------------------------------------------------------
Accrued operating expenses                           25,462
===========================================================
    Total liabilities                               247,308
===========================================================
Net assets applicable to shares outstanding     $61,453,645
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $62,996,011
-----------------------------------------------------------
Undistributed net investment income (loss)         (497,343)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           2,146,100
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (3,191,123)
===========================================================
                                                $61,453,645
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $44,764,632
___________________________________________________________
===========================================================
Class B                                         $10,418,511
___________________________________________________________
===========================================================
Class C                                         $ 6,270,502
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,586,319
___________________________________________________________
===========================================================
Class B                                             843,540
___________________________________________________________
===========================================================
Class C                                             507,129
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.48
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.48 divided by
      94.50%)                                   $     13.21
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     12.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     12.36
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $233)            $    65,044
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       13,296
=========================================================================
    Total investment income                                        78,340
=========================================================================

EXPENSES:

Advisory fees                                                     252,574
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                     14,550
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          76,282
-------------------------------------------------------------------------
  Class B                                                          49,658
-------------------------------------------------------------------------
  Class C                                                          29,539
-------------------------------------------------------------------------
Transfer agent fees                                                53,016
-------------------------------------------------------------------------
Trustees' fees                                                      6,151
-------------------------------------------------------------------------
Professional fees                                                  35,705
-------------------------------------------------------------------------
Other                                                              31,537
=========================================================================
    Total expenses                                                573,875
=========================================================================
Less: Fees waived and expense offset arrangements                  (1,051)
=========================================================================
    Net expenses                                                  572,824
=========================================================================
Net investment income (loss)                                     (494,484)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    2,308,458
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (8,020,001)
=========================================================================
Net gain (loss) from investment securities                     (5,711,543)
=========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(6,206,027)
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (494,484)   $  (189,529)
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and future
    contracts                                                   2,308,458         53,689
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (8,020,001)     4,828,878
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (6,206,027)     4,693,038
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (28,055)            --
----------------------------------------------------------------------------------------
  Class B                                                          (5,972)            --
----------------------------------------------------------------------------------------
  Class C                                                          (3,533)            --
========================================================================================
    Decrease in net assets resulting from distributions           (37,560)            --
========================================================================================
Share transactions-net:
  Class A                                                      16,828,353     28,645,977
----------------------------------------------------------------------------------------
  Class B                                                       5,044,388      5,959,059
----------------------------------------------------------------------------------------
  Class C                                                       3,391,337      3,135,080
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              25,264,078     37,740,116
========================================================================================
    Net increase in net assets                                 19,020,491     42,433,154
========================================================================================

NET ASSETS:

  Beginning of period                                          42,433,154             --
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(497,343) and $(2,859) for 2004 and
    2003, respectively)                                       $61,453,645    $42,433,154
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 1.80%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.80% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended April 30, 2004, AIM waived fees of $239.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $22,391 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans").

The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $76,282, $49,658 and $29,539, respectively.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $47,648 in front-end sales commissions from the sale of Class A shares and $694, $24, and $2,522 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                            PROCEEDS          UNREALIZED          MARKET                      REALIZED
                    VALUE          PURCHASES            FROM           APPRECIATION         VALUE         DIVIDEND        GAIN
FUND               10/31/03         AT COST            SALES          (DEPRECIATION)       04/30/04        INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,671,878      $23,089,392       $(23,897,786)        $     --         $  863,484      $ 6,759       $     --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,671,878       23,089,392        (23,897,786)              --            863,484        6,537             --
==================================================================================================================================
                  $3,343,756      $46,178,784       $(47,795,572)        $     --         $1,726,968      $13,296       $     --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $396 and reductions in custodian fees of $416 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $812.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,316 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.
NOTE 7--TAX INFORMATION (CONTINUED)

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.
NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $131,233,096 and $109,253,728, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $ 2,008,298
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,199,421)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,191,123)
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   APRIL 30, 2004             OCTOBER 31, 2003
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,737,223    $24,169,307    2,569,911    $30,729,918
------------------------------------------------------------------------------------------------------------------
  Class B                                                       553,525      7,621,352      541,811      6,655,534
------------------------------------------------------------------------------------------------------------------
  Class C                                                       344,738      4,714,539      302,832      3,644,450
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         1,911         25,584           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                           434          5,762           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                           233          3,091           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        22,067        307,505        4,523         57,488
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (22,274)      (307,505)      (4,552)       (57,488)
==================================================================================================================
Reacquired:
  Class A                                                      (559,692)    (7,674,043)    (189,624)    (2,141,429)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (171,280)    (2,275,221)     (54,124)      (638,987)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (98,614)    (1,326,293)     (42,060)      (509,370)
==================================================================================================================
                                                              1,808,271    $25,264,078    3,128,717    $37,740,116
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                        CLASS A
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.59           $ 10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)         (0.18)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.00)             3.77
==========================================================================================
    Total from investment operations                             (1.10)             3.59
==========================================================================================
Less distributions from net realized gains                       (0.01)               --
==========================================================================================
Net asset value, end of period                                 $ 12.48           $ 13.59
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.10)%           35.90%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $44,765           $32,398
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           1.76%(c)          1.80%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (1.50)%(c)        (1.54)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%              325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $43,829,302.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.24%.
(e)  Not annualized for periods less than one year.


                                                                        CLASS B
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.48           $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(a)        (0.26)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.97)            3.74
==========================================================================================
    Total from investment operations                             (1.12)            3.48
==========================================================================================
Less distributions from net realized gains                       (0.01)              --
==========================================================================================
Net asset value, end of period                                 $ 12.35           $13.48
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.31)%          34.80%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,419           $6,515
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           2.41%(c)         2.45%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (2.15)%(c)       (2.19)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%             325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,986,138.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.89%.
(e)  Not annualized for periods less than one year.


                                                                        CLASS C
                                                              ----------------------------
                                                              SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                              APRIL 30,        OCTOBER 31,
                                                                2004             2003
------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.50           $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)(a)        (0.26)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.98)            3.76
==========================================================================================
    Total from investment operations                             (1.13)            3.50
==========================================================================================
Less distributions from net realized gains                       (0.01)              --
==========================================================================================
Net asset value, end of period                                  $12.36           $13.50
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (8.38)%          35.00%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,271           $3,520
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           2.41%(c)         2.45%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (2.15)%(c)       (2.19)%
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         195%             325%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,940,262.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.89%.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $18,029 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-61.79%

APPAREL RETAIL-4.64%

Ross Stores, Inc.                                  13,000   $  396,500
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.56%

Liz Claiborne, Inc.                                11,100      389,610
======================================================================

AUTO PARTS & EQUIPMENT-3.47%

Superior Industries International, Inc.             8,700      296,496
======================================================================

CASINOS & GAMING-3.67%

Harrah's Entertainment, Inc.                        5,900      313,762
======================================================================

COMMERCIAL PRINTING-1.55%

Donnelley (R.R.) & Sons Co.                         4,500      132,390
======================================================================

EMPLOYMENT SERVICES-3.90%

Manpower Inc.                                       7,100      332,990
======================================================================

HEALTH CARE EQUIPMENT-11.05%

Apogent Technologies Inc.(a)                        8,200      265,844
----------------------------------------------------------------------
Cytyc Corp.(a)                                     12,900      276,060
----------------------------------------------------------------------
DENTSPLY International Inc.                         8,300      402,218
======================================================================
                                                               944,122
======================================================================

INSURANCE BROKERS-4.18%

Arthur J. Gallagher & Co.                          11,100      357,753
======================================================================

LEISURE PRODUCTS-4.22%

Polaris Industries Inc.                             8,400      360,360
======================================================================

MANAGED HEALTH CARE-4.96%

WellPoint Health Networks Inc.(a)                   3,800      424,422
======================================================================

REGIONAL BANKS-9.63%

Charter One Financial, Inc.                        12,100      403,777
----------------------------------------------------------------------
North Fork Bancorp., Inc.                          11,300      419,456
======================================================================
                                                               823,233
======================================================================

STEEL-2.64%

Nucor Corp.                                         3,800      225,720
======================================================================

THRIFTS & MORTGAGE FINANCE-3.32%

Radian Group Inc.                                   6,100      283,711
======================================================================
    Total Domestic Common Stocks (Cost
      $5,209,391)                                            5,281,069
======================================================================

----------------------------------------------------------------------
                                                              MARKET
                                                 SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-22.08%

AUSTRALIA-1.56%

Cochlear Ltd. (Health Care Equipment)               9,300   $  133,569
======================================================================

CANADA-1.39%

Molson Inc.-Class A (Brewers)                       5,200      118,820
======================================================================

FRANCE-2.66%

Lagardere S.C.A. (Publishing)(b)                    1,800      107,748
----------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)(b)                4,000      119,482
======================================================================
                                                               227,230
======================================================================

GERMANY-3.56%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                  6,900      152,269
----------------------------------------------------------------------
Medion A.G. (Distributors)(b)                       3,600      152,426
======================================================================
                                                               304,695
======================================================================

IRELAND-3.30%

Kingspan Group PLC (Building Products)(b)          22,900      121,742
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              4,800      159,936
======================================================================
                                                               281,678
======================================================================

JAPAN-1.21%

Nintendo Co., Ltd. (Home Entertainment
  Software)                                         1,100      103,729
======================================================================

MEXICO-3.19%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)      39,200       97,893
----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               4,000      174,360
======================================================================
                                                               272,253
======================================================================

NETHERLANDS-1.49%

Fugro N.V.-Dutch Ctfs. (Oil & Gas Equipment &
  Services)(b)                                      2,200      126,966
======================================================================

SWEDEN-3.72%

Hoganas A.B.-Class B (Steel)(b)                     3,800       91,925
----------------------------------------------------------------------
Munters A.B. (Industrial Machinery)(b)              4,400      105,429
----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(b)                    12,000      120,376
======================================================================
                                                               317,730
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,872,384)                            1,886,670
======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.62%

FEDERAL HOME LOAN BANK (FHLMC)-15.62%

Unsec. Disc. Notes,
  0.90%, 05/03/04 (Cost $1,334,933)(c)         $1,335,000   $1,334,933
======================================================================
TOTAL INVESTMENTS-99.49% (Cost $8,416,708)                   8,502,672
======================================================================
OTHER ASSETS LESS LIABILITIES-0.51%                             43,841
======================================================================
NET ASSETS-100.00%                                          $8,546,513
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Disc.   - Discounted
Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,098,363 which represented 12.92% of the Fund's total investments. See
    Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,416,708)   $8,502,672
-----------------------------------------------------------
Cash                                                    616
-----------------------------------------------------------
Receivables for:
  Investments sold                                  130,342
-----------------------------------------------------------
  Fund shares sold                                  220,846
-----------------------------------------------------------
  Dividends                                          10,401
-----------------------------------------------------------
  Foreign currency contracts outstanding              8,388
-----------------------------------------------------------
  Amount due from advisor                            11,531
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      451
-----------------------------------------------------------
Other assets                                         47,410
===========================================================
    Total assets                                  8,932,657
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             352,347
-----------------------------------------------------------
  Deferred compensation and retirement plans            451
-----------------------------------------------------------
Accrued distribution fees                             3,924
-----------------------------------------------------------
Accrued trustees' fees                                  917
-----------------------------------------------------------
Accrued transfer agent fees                             582
-----------------------------------------------------------
Accrued operating expenses                           27,923
===========================================================
    Total liabilities                               386,144
===========================================================
Net assets applicable to shares outstanding      $8,546,513
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,452,546
-----------------------------------------------------------
Undistributed net investment income (loss)           (9,660)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                   9,359
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                                 94,268
===========================================================
                                                 $8,546,513
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $4,367,283
___________________________________________________________
===========================================================
Class B                                          $3,057,557
___________________________________________________________
===========================================================
Class C                                          $1,076,671
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   35,002
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             401,243
___________________________________________________________
===========================================================
Class B                                             281,543
___________________________________________________________
===========================================================
Class C                                              99,154
___________________________________________________________
===========================================================
Class R                                                 919
___________________________________________________________
===========================================================
Institutional Class                                   3,217
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.88
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.88 divided by
      94.50%)                                    $    11.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $817)            $ 21,436
----------------------------------------------------------------------
Interest                                                         2,514
======================================================================
  Total investment income                                       23,950
======================================================================

EXPENSES:

Advisory fees                                                   11,662
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   7,127
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,735
----------------------------------------------------------------------
  Class B                                                        4,673
----------------------------------------------------------------------
  Class C                                                        2,090
----------------------------------------------------------------------
Transfer agent fees-Class A, B, C and R                          1,287
----------------------------------------------------------------------
Trustees' fees                                                   5,939
----------------------------------------------------------------------
Registration and filing fees                                     9,733
----------------------------------------------------------------------
Reports to shareholders                                         10,500
----------------------------------------------------------------------
Professional fees                                               23,891
----------------------------------------------------------------------
Other                                                            2,329
======================================================================
    Total expenses                                             106,829
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (73,219)
======================================================================
    Net expenses                                                33,610
======================================================================
Net investment income (loss)                                    (9,660)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         12,244
----------------------------------------------------------------------
  Foreign currencies                                            (2,885)
======================================================================
                                                                 9,359
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         85,964
----------------------------------------------------------------------
  Foreign currencies                                               (84)
----------------------------------------------------------------------
  Foreign currency contracts                                     8,388
======================================================================
                                                                94,268
======================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   103,627
======================================================================
Net increase in net assets resulting from operations          $ 93,967
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (9,660)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       9,359
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                       94,268
==========================================================================
    Net increase in net assets resulting from operations            93,967
==========================================================================
Share transactions-net:
  Class A                                                        4,327,447
--------------------------------------------------------------------------
  Class B                                                        3,019,825
--------------------------------------------------------------------------
  Class C                                                        1,060,271
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               35,003
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,452,546
==========================================================================
    Net increase in net assets                                   8,546,513
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(9,660))                                  $8,546,513
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $11,662 and reimbursed expenses of $61,504. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $321 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,735, $4,673, $2,090 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $5,784 in front-end sales commissions from the sale of Class A shares and $0, $768, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $45 and reductions in custodian fees of $8 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $53.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FOREIGN CURRENCY CONTRACTS

                 OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                      CONTRACT TO
     SETTLEMENT                   -------------------               UNREALIZED
        DATE           CURRENCY   DELIVER    RECEIVE     VALUE     APPRECIATION
-------------------------------------------------------------------------------
01/12/05                 EUR      $ 79,170   $100,000   $ 94,416      $5,584
-------------------------------------------------------------------------------
04/14/05                 EUR       416,910   500,000     497,196       2,804
===============================================================================
                                  $496,080   $600,000   $591,612      $8,388
_______________________________________________________________________________
===============================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,549,079 and $479,549, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 208,186
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (122,222)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  85,964
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                   COMMENCED)
                                                                     THROUGH
                                                                 APRIL 30, 2004
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     409,118    $4,413,682
-----------------------------------------------------------------------------------
  Class B                                                     284,153     3,048,687
-----------------------------------------------------------------------------------
  Class C                                                     99,154      1,060,271
-----------------------------------------------------------------------------------
  Class R*                                                       919         10,000
-----------------------------------------------------------------------------------
  Institutional Class*                                         3,217         35,003
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        126          1,394
-----------------------------------------------------------------------------------
  Class B                                                       (126)        (1,394)
===================================================================================
Reacquired:
  Class A                                                     (8,001)       (87,629)
-----------------------------------------------------------------------------------
  Class B                                                     (2,484)       (27,468)
===================================================================================
                                                              786,076    $8,452,546
___________________________________________________________________________________
===================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.02)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.90
================================================================================
    Total from investment operations                                   0.88
================================================================================
Net asset value, end of period                                       $10.88
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,367
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.01%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.03%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.36)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,597,929.
(d)  Not annualized for periods less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,058
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $955,454.
(d)  Not annualized for periods less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $1,077
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $427,333.
(d)  Not annualized for periods less than one year.


                                                                   CLASS R
                                                                -------------
                                                                APRIL 30,
                                                                  2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                APRIL 30,
                                                                  2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.88
-----------------------------------------------------------------------------
Net investment income                                                  --
=============================================================================
Net asset value, end of period                                     $10.88
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                --
=============================================================================
Ratio of net investment income (loss) to average net assets            --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             16%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.88
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.88
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   35
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income (loss) to average net assets               --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                16%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,292 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-55.26%

ASSET MANAGEMENT & CUSTODY BANKS-2.52%

State Street Corp.                                 5,900   $   287,920
======================================================================

CASINOS & GAMING-2.89%

Harrah's Entertainment, Inc.                       6,200       329,716
======================================================================

COMPUTER & ELECTRONICS RETAIL-3.12%

RadioShack Corp.                                  11,600       356,816
======================================================================

CONSTRUCTION MATERIALS-2.02%

Vulcan Materials Co.                               5,000       231,200
======================================================================

CONSUMER FINANCE-3.60%

American Express Co.                               8,400       411,180
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.74%

Sabre Holdings Corp.                               8,400       198,156
======================================================================

DIVERSIFIED CHEMICALS-1.91%

Engelhard Corp.                                    7,500       217,800
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.12%

Molex Inc.-Class A                                 9,400       242,144
======================================================================

EMPLOYMENT SERVICES-1.64%

Manpower Inc.                                      4,000       187,600
======================================================================

HEALTH CARE EQUIPMENT-3.67%

Becton, Dickinson & Co.                            8,300       419,565
======================================================================

HEALTH CARE SERVICES-2.74%

IMS Health Inc.                                   12,400       313,100
======================================================================

HYPERMARKETS & SUPER CENTERS-1.67%

Costco Wholesale Corp.(a)                          5,100       190,995
======================================================================

INSURANCE BROKERS-2.25%

Marsh & McLennan Cos., Inc.                        5,700       257,070
======================================================================

INTERNET RETAIL-1.67%

IAC/InterActiveCorp.(a)                            6,000       191,220
======================================================================

MOVIES & ENTERTAINMENT-2.14%

Walt Disney Co. (The)                             10,600       244,118
======================================================================

PROPERTY & CASUALTY INSURANCE-3.91%

Progressive Corp. (The)                            5,100       446,352
======================================================================

PUBLISHING-4.54%

Knight-Ridder, Inc.                                3,600       278,784
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PUBLISHING-(CONTINUED)

Meredith Corp.                                     4,700   $   239,418
======================================================================
                                                               518,202
======================================================================

REAL ESTATE-2.24%

Equity Residential                                 9,300       255,378
======================================================================

SPECIALIZED FINANCE-2.43%

Moody's Corp.                                      4,300       277,393
======================================================================

SPECIALTY CHEMICALS-2.33%

Sigma-Aldrich Corp.                                4,700       266,208
======================================================================

SYSTEMS SOFTWARE-2.00%

Oracle Corp.(a)                                   20,400       228,888
======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.11%

W.W. Grainger, Inc.                                4,600       241,040
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $6,350,359)                     6,312,061
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-29.22%

DENMARK-0.61%

Novozymes A.S.-Class B (Specialty
  Chemicals)(b)                                    1,700        69,491
======================================================================

FRANCE-1.44%

Societe BIC S.A. (Office Services &
  Supplies)(b)                                     3,800       164,501
======================================================================

IRELAND-2.92%

Kerry Group PLC-Class A (Packaged Foods &
  Meats)(b)                                       12,000       229,867
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             3,100       103,292
======================================================================
                                                               333,159
======================================================================

ITALY-1.78%

Luxottica Group S.p.A.-ADR (Apparel,
  Accessories & Luxury Goods)                     12,400       203,360
======================================================================

JAPAN-5.50%

Canon Inc. (Office Electronics)                    7,000       366,787
----------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                         4,000       262,081
======================================================================
                                                               628,868
======================================================================

MEXICO-3.70%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                      10,900       321,005
----------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      40,700       101,638
======================================================================
                                                               422,643
======================================================================

SINGAPORE-1.51%

Singapore Press Holdings Ltd. (Publishing)        14,000       172,738
======================================================================


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-11.76%

Compass Group PLC (Restaurants)(b)                21,900   $   137,561
----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                 45,800       425,304
----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(b)                               18,200       225,217
----------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                        39,200       172,647
----------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                    38,900       382,826
======================================================================
                                                             1,343,555
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,288,062)                            3,338,315
======================================================================


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.03%

FEDERAL HOME LOAN BANK-15.03%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,716,914)(c)                               $1,717,000   $ 1,716,914
=======================================================================
TOTAL INVESTMENTS-99.51% (Cost $11,355,335)                  11,367,290
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.49%                              55,609
=======================================================================
NET ASSETS-100.00%                                           11,422,899
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,807,414 which represented 15.90% of the Fund's total investments. See Note 1A.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $11,355,335)                                  $11,367,290
-----------------------------------------------------------
Foreign currencies, at value (cost $0)                   18
-----------------------------------------------------------
Receivables for:
  Investments sold                                   94,930
-----------------------------------------------------------
  Fund shares sold                                  247,036
-----------------------------------------------------------
  Dividends                                          18,627
-----------------------------------------------------------
  Amount due from advisor                             4,234
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         45,709
===========================================================
    Total assets                                 11,778,296
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             305,256
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             5,249
-----------------------------------------------------------
Accrued trustees' fees                                  706
-----------------------------------------------------------
Accrued transfer agent fees                           2,191
-----------------------------------------------------------
Accrued operating expenses                           41,543
===========================================================
    Total liabilities                               355,397
===========================================================
Net assets applicable to shares outstanding     $11,422,899
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $11,414,408
-----------------------------------------------------------
Undistributed net investment income (loss)          (22,763)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies       19,174
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  12,080
===========================================================
                                                $11,422,899
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 6,566,311
___________________________________________________________
===========================================================
Class B                                         $ 2,616,389
___________________________________________________________
===========================================================
Class C                                         $ 2,220,199
___________________________________________________________
===========================================================
Class R                                         $    10,000
___________________________________________________________
===========================================================
Institutional Class                             $    10,000
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             624,736
___________________________________________________________
===========================================================
Class B                                             249,766
___________________________________________________________
===========================================================
Class C                                             211,948
___________________________________________________________
===========================================================
Class R                                               951.5
___________________________________________________________
===========================================================
Institutional Class                                   951.5
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.51 divided by
      94.50%)                                   $     11.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,279)          $ 36,718
----------------------------------------------------------------------
Interest                                                         4,021
======================================================================
    Total investment income                                     40,739
======================================================================

EXPENSES:

Advisory fees                                                   21,643
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                  30,477
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,567
----------------------------------------------------------------------
  Class B                                                        5,135
----------------------------------------------------------------------
  Class C                                                        4,422
----------------------------------------------------------------------
Transfer agent fees Class -- A, B, C and R                       3,965
----------------------------------------------------------------------
Trustees' fees                                                   5,733
----------------------------------------------------------------------
Registration and filing fees                                     9,558
----------------------------------------------------------------------
Reports to shareholders                                         14,419
----------------------------------------------------------------------
Professional fees                                               24,913
----------------------------------------------------------------------
Other                                                            2,652
======================================================================
    Total expenses                                             153,347
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (89,845)
======================================================================
    Net expenses                                                63,502
======================================================================
Net investment income (loss)                                   (22,763)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         20,329
----------------------------------------------------------------------
  Foreign currencies                                            (1,155)
======================================================================
                                                                19,174
======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         11,955
----------------------------------------------------------------------
  Foreign currencies                                               125
======================================================================
                                                                12,080
======================================================================
Net gain from investment securities and foreign currencies      31,254
======================================================================
Net increase in net assets resulting from operations          $  8,491
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

                                                                 APRIL 30,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (22,763)
---------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       19,174
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                12,080
===========================================================================
    Net increase in net assets resulting from operations              8,491
===========================================================================
Share transactions-net:
  Class A                                                         6,557,762
---------------------------------------------------------------------------
  Class B                                                         2,616,958
---------------------------------------------------------------------------
  Class C                                                         2,219,688
---------------------------------------------------------------------------
  Class R                                                            10,000
---------------------------------------------------------------------------
  Institutional Class                                                10,000
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                11,414,408
===========================================================================
    Net increase in net assets                                   11,422,899
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(22,763))                                 $11,422,899
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.25%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.25% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $21,643 and reimbursed expenses of $68,172. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period ended April 30, 2004, AISI retained $919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $5,567, $5,135, $4,422, and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $14,487 in front-end sales commissions from the sale of Class A shares and $0, $100, $100 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Funds Management, AISI, and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $18 and reductions in custodian fees of $12 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $30.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    For the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    For the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund for the period ended April 30, 2004 was $10,604,174 and $986,082, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 244,721
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (232,766)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  11,955
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   APRIL 30, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       645,194    $ 6,770,810
--------------------------------------------------------------------------------------
  Class B                                                       254,350      2,665,469
--------------------------------------------------------------------------------------
  Class C                                                       213,776      2,238,908
--------------------------------------------------------------------------------------
  Class R*                                                        951.5         10,000
--------------------------------------------------------------------------------------
  Institutional Class*                                            951.5         10,000
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,194         23,415
--------------------------------------------------------------------------------------
  Class B                                                        (2,199)       (23,415)
======================================================================================
Reacquired**:
  Class A                                                       (22,652)      (236,463)
--------------------------------------------------------------------------------------
  Class B                                                        (2,385)       (25,096)
--------------------------------------------------------------------------------------
  Class C                                                        (1,828)       (19,220)
======================================================================================
                                                              1,088,353    $11,414,408
______________________________________________________________________________________
======================================================================================

 * Class R and Institutional Class shares commenced sales on April 30, 2004. ** Amount is net of redemption fees of $134, $53 and $45 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.03)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.54
================================================================================
    Total from investment operations                                   0.51
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.51
________________________________________________________________________________
================================================================================
Total return(b)                                                        5.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,566
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.25%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       5.78%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.65)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,252,018.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,616
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,050,035.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,220
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $904,143.
(d)  Not annualized for periods of less than one year.


                                                                   CLASS R
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's

Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,364 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract.

These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-70.00%

ADVERTISING-3.91%

ADVO, Inc.                                          5,300   $  166,420
----------------------------------------------------------------------
Harte-Hanks, Inc.                                   6,600      158,136
======================================================================
                                                               324,556
======================================================================

AGRICULTURAL PRODUCTS-1.34%

Delta & Pine Land Co.                               4,600      111,596
======================================================================

AIR FREIGHT & LOGISTICS-2.24%

Dynamex Inc.(a)                                    14,000      186,060
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.71%

Hampshire Group, Ltd.(a)                           13,100      391,061
======================================================================

AUTO PARTS & EQUIPMENT-2.13%

Superior Industries International, Inc.             5,200      177,216
======================================================================

CASINOS & GAMING-2.24%

Argosy Gaming Co.(a)                                5,000      185,950
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.15%

Sabre Holdings Corp.                               11,100      261,849
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-8.22%

FTI Consulting, Inc.(a)                            20,000      329,000
----------------------------------------------------------------------
Learning Tree International, Inc.(a)               10,400      163,696
----------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                 40,500      190,350
======================================================================
                                                               683,046
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.10%

Mettler-Toledo International Inc.(a)                3,900      174,798
======================================================================

HEALTH CARE EQUIPMENT-5.04%

Cytyc Corp.(a)                                      7,800      166,920
----------------------------------------------------------------------
DENTSPLY International Inc.                         5,200      251,992
======================================================================
                                                               418,912
======================================================================

HEALTH CARE SUPPLIES-12.14%

Cooper Cos., Inc. (The)                             5,900      318,600
----------------------------------------------------------------------
Ocular Sciences, Inc.(a)                            7,300      205,130
----------------------------------------------------------------------
Sola International Inc.(a)                         14,200      291,384
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE

----------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Sybron Dental Specialties, Inc.(a)                  6,600   $  193,050
======================================================================
                                                             1,008,164
======================================================================

LEISURE PRODUCTS-4.93%

Oakley, Inc.                                       11,000      152,240
----------------------------------------------------------------------
Polaris Industries Inc.                             6,000      257,400
======================================================================
                                                               409,640
======================================================================

OFFICE SERVICES & SUPPLIES-2.00%

HNI Corp.                                           4,500      166,545
======================================================================

PAPER PACKAGING-1.77%

Longview Fibre Co.                                 14,000      146,720
======================================================================

PHARMACEUTICALS-3.42%

Endo Pharmaceuticals Holdings Inc.(a)              11,900      284,053
======================================================================

REAL ESTATE-1.20%

MeriStar Hospitality Corp.(a)                      17,200       99,760
======================================================================

REGIONAL BANKS-1.97%

Alabama National BanCorp.                           3,200      163,264
======================================================================

RESTAURANTS-2.91%

IHOP Corp.                                          6,500      241,475
======================================================================

SPECIALTY CHEMICALS-2.69%

MacDermid, Inc.                                     6,900      223,422
======================================================================

TRUCKING-1.89%

Landstar System, Inc.(a)                            3,500      157,360
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $5,791,412)                     5,815,447
======================================================================

FOREIGN STOCKS-14.51%

CANADA-14.51%

Cott Corp. (Soft Drinks)(a)                         3,000       91,757
----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)                         178,600       75,526
----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                     17,700      391,025
----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                        73,600      277,969
----------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                22,900      214,382
----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                      7,300      154,351
======================================================================
    Total Foreign Stocks (Cost $1,206,587)                   1,205,010
======================================================================

                                               PRINCIPAL    MARKET
                                                AMOUNT      VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-14.24%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-14.24%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,182,941)(b)                               $1,183,000   $1,182,941
======================================================================
TOTAL INVESTMENTS-98.75% (Cost $8,180,940)                   8,203,398
======================================================================
OTHER ASSETS LESS LIABILITIES-1.25%                            103,883
======================================================================
NET ASSETS-100.00%                                          $8,307,281
______________________________________________________________________
======================================================================

Investment Abbreviations

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,180,940)   $8,203,398
-----------------------------------------------------------
Cash                                                    417
-----------------------------------------------------------
Receivables for:
  Investments sold                                  223,439
-----------------------------------------------------------
  Fund shares sold                                   88,689
-----------------------------------------------------------
  Dividends                                           4,283
-----------------------------------------------------------
  Amount due from advisor                             6,830
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         46,812
===========================================================
    Total assets                                  8,574,320
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             237,024
-----------------------------------------------------------
  Fund shares reacquired                              1,235
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             3,473
-----------------------------------------------------------
Accrued trustees' fees                                  921
-----------------------------------------------------------
Accrued transfer agent fees                           1,847
-----------------------------------------------------------
Accrued operating expenses                           22,087
===========================================================
    Total liabilities                               267,039
===========================================================
Net assets applicable to shares outstanding      $8,307,281
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,290,672
-----------------------------------------------------------
Undistributed net investment income (loss)          (23,450)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                  17,679
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  22,380
===========================================================
                                                 $8,307,281
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $5,294,640
___________________________________________________________
===========================================================
Class B                                          $1,727,005
___________________________________________________________
===========================================================
Class C                                          $1,237,483
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   38,153
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             501,263
___________________________________________________________
===========================================================
Class B                                             163,932
___________________________________________________________
===========================================================
Class C                                             117,446
___________________________________________________________
===========================================================
Class R                                                 947
___________________________________________________________
===========================================================
Institutional Class                                   3,613
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.56
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.56 divided by
      94.50%)                                    $    11.17
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.54
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  7,422
----------------------------------------------------------------------
Interest                                                         2,824
======================================================================
  Total investment income                                       10,246
======================================================================

EXPENSES:

Advisory fees                                                   12,482
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   8,636
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,817
----------------------------------------------------------------------
  Class B                                                        3,968
----------------------------------------------------------------------
  Class C                                                        2,667
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,645
----------------------------------------------------------------------
Trustees' fees                                                   5,944
----------------------------------------------------------------------
Registration and filing fees                                     9,684
----------------------------------------------------------------------
Reports to shareholders                                          5,600
----------------------------------------------------------------------
Professional fees                                               23,894
----------------------------------------------------------------------
Other                                                            3,165
======================================================================
    Total expenses                                             107,365
======================================================================
Less: Fees waived, expenses reimbursed, and expense offset
  arrangements                                                 (73,669)
======================================================================
    Net expenses                                                33,696
======================================================================
Net investment income (loss)                                   (23,450)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         23,198
----------------------------------------------------------------------
  Foreign currencies                                            (5,519)
======================================================================
                                                                17,679
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,458
----------------------------------------------------------------------
  Foreign currencies                                               (78)
======================================================================
                                                                22,380
======================================================================
Net gain from investment securities and foreign currencies      40,059
======================================================================
Net increase in net assets resulting from operations          $ 16,609
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (23,450)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                      17,679
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                               22,380
==========================================================================
    Net increase in net assets resulting from operations            16,609
==========================================================================
Share transactions-net:
  Class A                                                        5,321,207
--------------------------------------------------------------------------
  Class B                                                        1,700,765
--------------------------------------------------------------------------
  Class C                                                        1,220,547
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               38,153
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,290,672
==========================================================================
    Net increase in net assets                                   8,307,281
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(23,450))                                 $8,307,281
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $12,482 and reimbursed expenses of $61,161. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $1,022 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,817, $3,968, $2,667 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $9,012 in front-end sales commissions from the sale of Class A shares and $0, $0, $10 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $15 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $26.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carry forward actually available for the fund to utilize. The ability to use capital loss carry forward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,256,532 and $281,731, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 242,194
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (219,736)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  22,458
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                             CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                    COMMENCED) TO
                                                                    APRIL 30,2004
                                                              -------------------------
                                                                SHARES         AMOUNT
---------------------------------------------------------------------------------------
Sold:
  Class A                                                       510,721      $5,419,564
---------------------------------------------------------------------------------------
  Class B                                                       165,572       1,717,922
---------------------------------------------------------------------------------------
  Class C                                                       117,564       1,221,816
---------------------------------------------------------------------------------------
  Class R*                                                          947          10,000
---------------------------------------------------------------------------------------
  Institutional Class*                                            3,613          38,153
=======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           528           5,631
---------------------------------------------------------------------------------------
  Class B                                                          (530)         (5,631)
=======================================================================================
Reacquired:
  Class A                                                        (9,986)       (103,988)
---------------------------------------------------------------------------------------
  Class B                                                        (1,110)        (11,526)
---------------------------------------------------------------------------------------
  Class C                                                          (118)         (1,269)
=======================================================================================
                                                                787,201      $8,290,672
_______________________________________________________________________________________
=======================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                  CLASS A
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.56
==============================================================================
Net asset value, end of period                                     $10.56
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.60%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $5,295
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.00%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.02%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.30)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,645,835.
(d)  Not annualized for a period less than one year.


                                                                  CLASS B
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.53
==============================================================================
Net asset value, end of period                                     $10.53
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.30%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,727
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $811,347.
(d)  Not annualized for a period less than one year.


                                                                  CLASS C
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.64
==============================================================================
    Total from investment operations                                 0.54
==============================================================================
Net asset value, end of period                                     $10.54
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.40%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,237
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $545,255.
(d)  Not annualized for a period less than one year.


                                                                 CLASS R
                                                              -------------
                                                              APRIL 30,
                                                                2004
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              APRIL 30,
                                                                2004
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.56
---------------------------------------------------------------------------
Net investment income                                                --
===========================================================================
Net asset value, end of period                                   $10.56
___________________________________________________________________________
===========================================================================
Total return                                                         --
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                              --
===========================================================================
Ratio of net investment income to average net assets                 --
___________________________________________________________________________
===========================================================================
Portfolio turnover rate(a)                                           11%
___________________________________________________________________________
===========================================================================

(a)  Not annualized for a period of less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.56
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.56
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   38
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income to average net assets                      --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                11%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for a period of less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,295 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                                       AIM TRIMARK ENDEAVOR FUND
                                                                AIM TRIMARK FUND
                                                AIM TRIMARK SMALL COMPANIES FUND

                                                                     PROSPECTUS

                                      MARCH 1, 2004 AS REVISED NOVEMBER 1, 2004


Institutional Classes

AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund each seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
AIM Trimark Endeavor Fund                            1
AIM Trimark Fund                                     1
AIM Trimark Small Companies Fund                     1
All Funds                                            1
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            2
------------------------------------------------------
All Funds                                            2
Trimark                                              2
Small Companies                                      2
PERFORMANCE INFORMATION                              3
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4
Advisor Compensation                                 4
Portfolio Managers                                   4
Prior Performance of the Subadvisor                  4
OTHER INFORMATION                                    7
------------------------------------------------------
Dividends and Distributions                          7
Suitability for Investors                            7
Future Limited Fund Offering                         7
FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM TRIMARK ENDEAVOR FUND (ENDEAVOR)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its net assets in marketable equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    The fund may invest up to 25% of its total assets in foreign securities.

AIM TRIMARK FUND (TRIMARK)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective generally by investing, normally, at least 75% of its net assets in marketable equity securities of medium- and large-sized companies, including convertible securities, of domestic issuers and foreign issuers. The fund will normally invest in the securities of companies located in at least three countries, including the United States.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM TRIMARK SMALL COMPANIES FUND (SMALL COMPANIES)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in marketable equity securities, including convertible securities, of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies within the Russell 2000--Registered Trademark-- Index are considered representative of small-sized companies.

    In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 25% of its total assets in foreign securities.

ALL FUNDS

In selecting securities, the portfolio managers seek to identify companies that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating companies, the portfolio managers emphasize several factors such as the quality of the company's management team, their commitment to securing a competitive advantage, and the company's sustainable growth potential. The portfolio managers typically consider whether to sell a security in any of four circumstances: (1) a more compelling investment opportunity exists, (2) the full value of the investment is deemed to have been realized, (3) there has been a fundamental negative change in management strategy of the company or (4) there has been a fundamental negative change in competitive environment.

    For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents such as U.S. Government agency discount notes, or shares of affiliated money market funds.

    Under normal conditions, the top ten holdings may comprise up to 50% of the fund's total assets. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    Each fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. government securities and high-quality money market investments.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The values of the convertible securities in which the funds may invest will also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to a fund.

    Because a large percentage of each fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in a fund.

    The funds may participate in the initial public offering (IPO) market in some market cycles. Because of each fund's small asset base, any investment a fund may make in IPOs may significantly affect that fund's total return. As each fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on a fund's total return.

    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TRIMARK

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

SMALL COMPANIES

The prices of equity securities can change in response to many factors (as discussed above).

    This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
------------------------------------------------------------------------------------
(fees paid directly from                                                  SMALL
your investment)                                   ENDEAVOR   TRIMARK    COMPANIES
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 None       None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)          None       None         None
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------------
(expenses that are deducted                                                  SMALL
from fund assets)                                  ENDEAVOR      TRIMARK    COMPANIES
-------------------------------------------------------------------------------------
Management Fees                                       0.80%        0.85%       0.85%

Distribution and/or Service (12b-1) Fees              None         None        None

Other Expenses(2)                                     0.55         0.55        0.55

Total Annual Fund Operating Expenses                  1.35         1.40        1.40
-------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR      3 YEARS
----------------------------------------------------------------
Endeavor                                      $137        $428
Trimark                                        143         443
Small Companies                                143         443
----------------------------------------------------------------

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and manages the investment operations of each fund and has agreed to perform or arrange for the performance of each fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Funds Management Inc. (the subadvisor) is located at 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7. The subadvisor is responsible for each fund's day-to-day management, including each fund's investment decisions and the execution of securities transactions with respect to each fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since 1981. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from Endeavor calculated at the annual rate of 0.80% of the first $1 billion of the average daily net assets and 0.75% of the average daily net assets over $1 billion. The advisor is to receive a fee from each of Trimark and Small Companies calculated at the annual rate of 0.85% of the first $1 billion of the average daily net assets and 0.80% of the average daily net assets over $1 billion.

PORTFOLIO MANAGERS

The subadvisor uses a team approach to investment management. The individual member(s) of the team who are primarily responsible for the management of each fund's portfolio are

ENDEAVOR


- Geoff MacDonald (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

- Jeff Hyrich, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1999, he was an investment analyst with Ontario Teachers' Pension Plan Board.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

TRIMARK



- Tye Bousada (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1996 to 1999, he was an investment analyst and portfolio manager with Ontario Teachers' Pension Plan Board.



- Dana Love, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. From 1997 to 1998, he was a full-time student.


    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

SMALL COMPANIES


- Robert Mikalachki, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1999. From 1996 to 1999, he was a senior associate with PricewaterhouseCoopers.

    He is assisted by the AIM Trimark Small Companies Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


PRIOR PERFORMANCE OF THE SUBADVISOR



In addition to acting as subadviser to Trimark, the subadvisor manages other investment portfolios with investment objectives, policies, strategies and risks that are substantially similar to Trimark. On the following pages, you will find information about the prior performance of the AIM Trimark Composite (the Composite) and separately the Trimark Fund (Trimark (CA)) and the Trimark Select Growth Fund, two Canadian mutual fund trusts (the Canadian Funds) that make up the Composite.


PERFORMANCE INFORMATION


The performance information provided is organized into columns. The first column shows the United States Dollar Performance of the Composite which is the asset-weighted performance of the Canadian Funds that make up the Composite calculated in United States Dollars. The next two columns show the performance of each of the underlying Canadian Funds that make up the Composite calculated in United States Dollars. The United States Dollar Performance reflects the performance that a U.S. investor would have received based on conversion of currency (using exchange rates published by the Federal Reserve Board of New
York) between the Canadian Dollar and the United States Dollar. The fourth column shows the performance of the MSCI World Index in United States Dollars which includes reinvestment of dividends and distributions. The MSCI World Index is

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------


a broad based securities market index representative of global developed equity markets.



    The fifth column shows the Canadian Dollar Performance of the Composite which is the asset-weighted performance of the Canadian Funds calculated in Canadian Dollars. The Canadian Dollar Performance reflects the actual performance achieved by the Canadian Funds that make up the Composite. The next two columns show the performance of each of the underlying Canadian Funds that make up the Composite calculated in Canadian Dollars. The last column shows the performance of the MSCI World Index in Canadian Dollars which includes reinvestment of dividends and distributions.


COMPOSITE AND CANADIAN FUNDS PERFORMANCE CALCULATION


The Composite consists of the Canadian Funds' performance combined on an asset weighted basis. The Composite and the Canadian Funds are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the U.S. Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the Canadian Funds and the Composite. The Composite and the Canadian Funds are also not subject to the same level of expenses to which Trimark is subject. The Composite and the Canadian Funds are not available to U.S. investors.



    Calendar year Composite returns are calculated by time and asset weighting and reflect compounded monthly returns for all twelve months, using the beginning-of-month and end-of-month market prices either in United States Dollars (for the U.S. Dollar performance) or in Canadian Dollars (for the Canadian Dollar performance). The relevant net asset values are converted from Canadian Dollars to United States Dollars by applying the effective currency exchange rate (published by the Federal Reserve Bank of New York) at the beginning and the end of each month to the Canadian Dollar net asset values. Average annual total returns are computed by compounding calculated monthly returns for the respective time periods. An average annual total return reflects the compounded annual rate of return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to even out variations, investors should recognize that such returns are not the same as actual year-by-year results.


OTHER IMPORTANT INFORMATION


The performance of the Composite and Canadian Funds do not represent the past performance of Trimark and are not an indication of the future performance of Trimark. The future performance of Trimark may be better or worse than the future performance of the Composite and Canadian Funds due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows. Also, you may experience different investment results depending on different currency conversion rates in the future.



    The Composite and Canadian Funds performance data shown below includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses and is net of applicable investment advisory fees, brokerage commissions and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Composite does not include sales loads applicable to the Canadian Funds comprising the Composite.



CALENDAR YEAR ANNUAL TOTAL RETURNS (%)



                                                 TRIMARK                                                 TRIMARK
                                      TRIMARK     SELECT                                                  SELECT
                                        FUND      GROWTH    MSCI WORLD                    TRIMARK         GROWTH       MSCI WORLD
                       COMPOSITE(1)   (CA)(2)    FUND(3)     INDEX(4)    COMPOSITE(1)   FUND (CA)(2)     FUND(3)        INDEX(4)
YEAR (AS OF 12/31)       (U.S. $)     (U.S. $)   (U.S. $)    (U.S. $)    (CANADIAN $)   (CANADIAN $)   (CANADIAN $)   (CANADIAN $)
----------------------------------------------------------------------------------------------------------------------------------
1994                        N/A         8.96%      7.59%        5.08%         N/A          14.93%         13.47%          11.32%
1995                        N/A        19.83%     17.29%       20.72%         N/A          16.66%         14.23%          17.38%
1996                      13.77%       14.24%     13.51%       13.48%       14.26%         14.71%         14.02%          14.04%
1997                       8.98%       11.08%      7.93%       15.76%       13.75%         16.00%         12.62%          20.86%
1998                      (1.78)%      (0.99)%    (2.16)%      24.34%        5.60%          6.41%          5.21%          33.46%
1999                      23.15%       22.75%     23.33%       24.93%       15.84%         15.51%         15.99%          18.05%
2000                       7.25%        8.59%      6.69%      (13.18)%      11.26%         12.63%         10.69%         (10.15)%
2001                       3.65%        3.82%      3.57%      (16.82)%       9.94%         10.12%          9.85%         (11.60)%
2002                      (4.97)%      (4.47)%    (5.20)%     (19.89)%      (6.08)%        (5.59)%        (6.31)%        (20.71)%
2003                      30.63%       31.08%     30.41%       33.11%        7.32%          7.68%          7.13%           8.88%
----------------------------------------------------------------------------------------------------------------------------------



The Composite year-to-date total return as of July 31, 2004 was -0.89% (U.S. $) and 1.90% (Canadian $).


Trimark Fund (CA)'s Series SC year-to-date total return as of July 31, 2004 was -0.65% (U.S. $) and 2.14% (Canadian $).


Trimark Select Growth Fund's Series A year-to-date total return as of July 31, 2004 was -1.03% (U.S. $) and 1.75% (Canadian $).


(1) Does not reflect the sales loads applicable to the Canadian Funds (Trimark Fund (CA), Series SC and Trimark Select Growth Fund, Series A) comprising the Composite.


(2) The information shown is for Series SC of Trimark Fund (CA) and does not reflect the sales loads applicable to such series. If it did, the annual total returns shown would be lower. Trimark Fund (CA) is not available to U.S. investors.


(3) The information shown is for Series A of Trimark Select Growth Fund and does not reflect the sales loads applicable to such series. If it did, the annual total returns shown would be lower. Trimark Select Growth Fund is not available to U.S. investors.


(4) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. This index does not incur fees, expenses or taxes and cannot be purchased directly by investors.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:



                                                 TRIMARK                                                 TRIMARK
                                      TRIMARK     SELECT                                                  SELECT
                                        FUND      GROWTH    MSCI WORLD                    TRIMARK         GROWTH        MSCI WORLD
                       COMPOSITE(1)   (CA)(2)    FUND(3)     INDEX(4)    COMPOSITE(1)   FUND (CA)(2)     FUND(3)         INDEX(4)
                         (U.S. $)     (U.S. $)   (U.S. $)    (U.S. $)    (CANADIAN $)   (CANADIAN $)   (CANADIAN $)    (CANADIAN $)
-----------------------------------------------------------------------------------------------------------------------------------
1 Year                    30.63%       24.53%     23.89%      33.11%         7.32%          2.30%          1.78%           8.88%
3 Years                    8.77%        7.29%      6.75%      (3.92)%        3.48%          2.08%          1.56%          (8.62)%
5 Years                   11.19%       10.48%      9.86%      (0.77)%        7.39%          6.71%          6.10%          (4.14)%
8 Years                    9.52%        9.51%      8.49%       5.81%         8.78%          8.77%          7.75%           5.10%
10 Years                    N/A        10.45%      9.24%       7.14%          N/A          10.14%          8.94%           6.88%
-----------------------------------------------------------------------------------------------------------------------------------



(1) Does not reflect the sales loads applicable to the Canadian Funds (Trimark Fund (CA), Series SC and Trimark Select Growth Fund, Series A) comprising the Composite.


(2) The information shown is for Series SC of the Trimark Fund (CA). The information reflects the maximum front-end sales load applicable to Series SC. The Trimark Fund (CA) is not available to US investors.


(3) The information shown is for Series A of the Trimark Select Growth Fund. The information reflects the maximum front-end sales load applicable to Series
    A. The Trimark Select Growth Fund is not available to US investors.


(4) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. This index does not incur fees, expenses or taxes and cannot be purchased directly by investors.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the "Code") (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE LIMITED FUND OFFERING (SMALL COMPANIES)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria of the fund, the fund may limit public sales of its shares to certain investors shortly after the fund reaches $500 million in assets. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

    The following types of investors may continue to invest in the fund if they were invested in the fund on the date the fund limits sales to certain investors and remain invested in the fund after that date:


  (i)   Existing shareholders of the fund;

  (ii) Existing shareholders of the fund who open other accounts in their name;

  (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    During the limited offering period, future investments in the fund made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    During the limited offering period, the following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.



    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    This information, along with the fund's financial statements, is included in the fund's semi-annual report, which is available upon request.




                                                                    ENDEAVOR --
                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
Net asset value, beginning of period                                  $10.88
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.88
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   35
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income (loss) to average net assets               --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                16%
___________________________________________________________________________________
===================================================================================



(a) Not annualized for periods less than one year.




                                                                 TRIMARK --
                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                APRIL 30,
                                                                  2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                APRIL 30,
                                                                  2004
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================



(a) Not annualized for periods less than one year.

         --------------------------------------------------------------
         AIM TRIMARK ENDEAVOR - TRIMARK - TRIMARK SMALL COMPANIES FUNDS
         --------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------




                                                                 SMALL COMPANIES
                                                                       --
                                                                  INSTITUTIONAL
                                                                      CLASS
                                                                -----------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
Net asset value, beginning of period                                 $10.56
---------------------------------------------------------------------------------
Net investment income                                                    --
=================================================================================
Net asset value, end of period                                       $10.56
_________________________________________________________________________________
=================================================================================
Total return                                                             --
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   38
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                  --
=================================================================================
Ratio of net investment income to average net assets                     --
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(a)                                               11%
_________________________________________________________________________________
=================================================================================



(a) Not annualized for a period of less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

   AIM Trimark Endeavor Fund, AIM Trimark Fund,
   AIM Trimark Small Companies Fund
   SEC 1940 Act file number: 811-05426

AIMinvestments.com     AIF-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM INVESTMENT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASSES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 451-4246


This Statement of Additional Information, dated March 1, 2004, as revised November 1, 2004 relates to the Prospectus for the Institutional Classes of the following Funds:



             FUND                                      DATED

   AIM Trimark Endeavor Fund           March 1, 2004, as revised April 30, 2004
       AIM Trimark Fund               March 1, 2004, as revised November 1, 2004
AIM Trimark Small Companies Fund       March 1, 2004, as revised April 30, 2004

                              AIM INVESTMENT FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                                  PAGE
GENERAL INFORMATION ABOUT THE TRUST.............................................    1
     Fund History...............................................................    1
     Shares of Beneficial Interest..............................................    1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS........................    3
     Classification.............................................................    3
     Investment Strategies and Risks............................................    3
            Equity Investments..................................................    7
            Foreign Investments.................................................    7
            Debt Investments....................................................    9
            Other Investments...................................................   10
            Investment Techniques...............................................   12
            Derivatives.........................................................   16
            Additional Securities or Investment Techniques......................   22
     Fund Policies..............................................................   24
     Temporary Defensive Positions..............................................   26

MANAGEMENT OF THE TRUST.........................................................   26
     Board of Trustees..........................................................   26
     Management Information.....................................................   26
            Trustee Ownership of Fund Shares....................................   28
            Factors Considered in Approving the Investment Advisory Agreement...   28
     Compensation...............................................................   28
            Retirement Plan For Trustees........................................   29
            Deferred Compensation Agreements....................................   29
            Purchase of Class A Shares of the Funds at Net Asset Value..........   29
     Codes of Ethics............................................................   30
     Proxy Voting Policies......................................................   30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................   30

INVESTMENT ADVISORY AND OTHER SERVICES..........................................   30
     Investment Advisor.........................................................   30
     Investment Sub-Advisor.....................................................   31
     Service Agreements.........................................................   32
     Other Service Providers....................................................   32

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................   33
     Brokerage Transactions.....................................................   33
     Commissions................................................................   34
     Brokerage Selection........................................................   34
     Directed Brokerage (Research Services).....................................   35
     Regular Brokers or Dealers.................................................   35
     Allocation of Portfolio Transactions.......................................   35
     Allocation of Initial Public Offering ("IPO") Transactions.................   36

PURCHASE, REDEMPTION AND PRICING OF SHARES......................................   36
     Purchase and Redemption of Shares..........................................   36
     Redemptions by the Funds...................................................   36

     Offering Price.............................................................   37
     Redemption In Kind.........................................................   38
     Backup Withholding.........................................................   38

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................   39
     Dividends and Distributions................................................   39
     Tax Matters................................................................   40

DISTRIBUTION OF SECURITIES......................................................   46
     Distributor................................................................   46

CALCULATION OF PERFORMANCE DATA.................................................   47

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................   52

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................  A-1

TRUSTEES AND OFFICERS...........................................................  B-1

TRUSTEE COMPENSATION TABLE......................................................  C-1

PROXY VOTING POLICIES...........................................................  D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................  E-1

PERFORMANCE DATA................................................................  F-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................  G-1

FINANCIAL STATEMENTS............................................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund. This Statement of Additional Information relates solely to the Institutional Classes of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on October 29, 1987 as a Maryland corporation. The Trust reorganized as a Delaware business trust on May 7, 1998. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998 relating to these Funds (or a class thereof), except for AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, is that of AIM Investment Funds, Inc. the Maryland corporation (or the corresponding class thereof). Each of AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund commenced operations as a series of the Trust.

         Effective shortly after AIM Trimark Small Companies Fund reaches $500 million in assets, the Fund will limit public sales of its shares to certain investors. The following types of investors may continue to invest in the Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering AIM Trimark Small Companies Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:

                                                                                     INSTITUTIONAL
FUND                                    CLASS A    CLASS B     CLASS C    CLASS R        CLASS
----                                    -------    -------     -------    -------    -------------
AIM Developing Markets Fund                X          X           X
AIM Global Health Care Fund                X          X           X
AIM Libra Fund                             X          X           X
AIM Trimark Endeavor Fund                  X          X           X          X             X
AIM Trimark Fund                           X          X           X          X             X
AIM Trimark Small Companies Fund           X          X           X          X             X

         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.





         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.


         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust

Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds Registered Trademark. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM INVESTMENT FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

  FUND
SECURITY/                                                                        AIM TRIMARK
INVESTMENT                                          AIM TRIMARK   AIM TRIMARK       SMALL
TECHNIQUE                                          ENDEAVOR FUND     FUND       COMPANIES FUND
----------                                         -------------  -----------   --------------
                                                       EQUITY INVESTMENTS
Common Stock                                            X              X              X
Preferred Stock                                         X              X              X
Convertible Securities                                  X              X              X
Alternative Entity Securities                           X              X              X

                                                      FOREIGN INVESTMENTS
Foreign Securities                                      X              X              X
Foreign Government Obligations                          X              X              X
Foreign Exchange Transactions                           X              X              X

                                                       DEBT INVESTMENTS
U.S. Government Obligations                             X              X              X
Rule 2a-7 Requirements
Mortgage-Backed and Asset-Backed Securities
Collateralized Mortgage Obligations
Bank Instruments
Commercial Instruments
Participation Interests
Municipal Securities
Municipal Lease Obligations
Investment Grade Corporate Debt Obligations             X              X              X
Junk Bonds                                              X              X              X
Liquid Assets                                           X              X              X

                                                       OTHER INVESTMENTS
REITs                                                   X              X              X
Other Investment Companies                              X              X              X
Defaulted Securities
Municipal Forward Contracts
Variable or Floating Rate Instruments
Indexed Securities
Zero-Coupon and Pay-in-Kind Securities

  FUND
SECURITY/                                                                        AIM TRIMARK
INVESTMENT                                          AIM TRIMARK   AIM TRIMARK       SMALL
TECHNIQUE                                          ENDEAVOR FUND     FUND       COMPANIES FUND
----------                                         -------------  -----------   --------------
Synthetic Municipal Instruments

                                                     INVESTMENT TECHNIQUES
Delayed Delivery Transactions                           X              X              X
When-Issued Securities                                  X              X              X
Short Sales                                             X              X              X
Margin Transactions
Swap Agreements                                         X              X              X
Interfund Loans                                         X              X              X
Borrowing                                               X              X              X
Lending Portfolio Securities                            X              X              X
Repurchase Agreements                                   X              X              X
Reverse Repurchase Agreements
Dollar Rolls
Illiquid Securities                                     X              X              X
Rule 144A Securities                                    X              X              X
Unseasoned Issuers                                                                    X
Portfolio Transactions
Sale of Money Market Securities
Standby Commitments

                                                           DERIVATIVES
Equity-Linked Derivatives                               X              X              X
Put Options                                             X              X              X
Call Options                                            X              X              X
Straddles                                               X              X              X
Warrants                                                X              X              X
Futures Contracts and Options on Futures
  Contracts                                             X              X              X
Forward Currency Contracts                              X              X              X
Cover                                                   X              X              X

  FUND
SECURITY/                                                                        AIM TRIMARK
INVESTMENT                                          AIM TRIMARK   AIM TRIMARK       SMALL
TECHNIQUE                                          ENDEAVOR FUND     FUND       COMPANIES FUND
----------                                         -------------  -----------   --------------
                        ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
Loan Participations and Assignments
Privatizations                                          X              X              X
Indexed Commercial Paper
Samurai and Yankee Bonds
Premium Securities
Structured Investments
Stripped Income Securities

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM Trimark Fund may invest up to 100% of its total assets in foreign securities. AIM Trimark Endeavor Fund and AIM Trimark Small Companies Fund may each invest up to 25% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. AIM Trimark Endeavor Fund and AIM Trimark Fund may each invest up to 15% and AIM Trimark Small Companies Fund may each invest up to 5% of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether
(1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Each of the funds may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities. AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund may each invest up to 5% of total assets in junk bonds.

         Descriptions of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         VARIABLE OR FLOATING RATE INSTRUMENTS. Each Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         INDEXED SECURITIES. Each Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. Each Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund"s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund"s obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144a SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         UNSEASONED ISSUERS. AIM Trimark Small Companies Fund may invest in equity securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques


         Loan Participations and Assignments. Each Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). A Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, a Fund may be regarded as a creditor of the Participant and thus a Fund is subject to the credit risk of both the Borrower and Lender or a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.


         PRIVATIZATIONS. Each of the funds may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         INDEXED COMMERCIAL PAPER. Each Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

         SAMURAI AND YANKEE BONDS. Subject to their fundamental investment restrictions, each Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

         PREMIUM SECURITIES. Each Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

         STRUCTURED INVESTMENTS. Each Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

         Each Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, each Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Strategies and Risks
- Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

         STRIPPED INCOME SECURITIES. Each Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and the sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33-1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund. (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         Additional Non-Fundamental Policy. As a non-fundamental policy AIM Trimark Small Companies Fund normally invests at least 80% of its assets in marketable equity securities of small capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of each Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services that are provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in each Fund's annual proxy statement. During the fiscal year ended October 31, 2003, the Audit Committee held seven meetings.

         The members of the Governance Committee are Messrs. Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald
J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board; (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2003, the Governance Committee held five meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2003, the Investments Committee held four meetings.


         The members of the Valuation Committee are Messrs. Dunn, Pennock and Soll (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended October 31, 2003, the Valuation Committee held one meeting.


         The Members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM (the "Advisory Agreement") and the sub-advisory agreement between AIM and AIM Funds Management Inc. (the "Sub-Advisor") (collectively with AIM, the "Advisors") for the Funds (the "Sub-Advisory Agreement") (collectively with the Advisory Agreement, the "Advisory Agreements") were re-approved for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund by the Board at a meeting held on June 8-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreements, the Board considered a variety of factors for each Fund, as applicable including: the requirements of each Fund for investment supervisory and administrative services; the quality of the Advisors' services, including a review of each Fund's investment performance, if applicable, and the Advisors' investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisors' other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisors; the Advisors' profitability; the benefits received by the Advisors from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of the Advisors and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and the Advisors.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Advisory Agreements were in the best interests of each Fund and its shareholders and approved the Advisory Agreements.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS


      AIM, the Trust, AIM Distributors, and AIM Funds Management Inc. (the sub-advisor to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


      The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM Funds Management, Inc., the "Sub-Advisor". The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.


      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


      As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor to the Funds are not exclusive and AIM and the Sub-Advisor(s) are free to render investment advisory services to others, including other investment companies.


      AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


      The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


      Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


           FUND NAME                     NET ASSETS       ANNUAL RATE
--------------------------------   ---------------------  -----------
AIM Trimark Endeavor Fund          First $1 billion          0.80%
                                   On amounts thereafter     0.75%

AIM Trimark Fund                   First $1 billion          0.85%
AIM Trimark Small Companies Fund   On amounts thereafter     0.80%

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

INVESTMENT SUB-ADVISOR


      AIM has entered into a Sub-Advisory Agreement with the Sub-Advisor to provide investment sub-advisory services to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.


      The Sub-Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The Sub-Advisor is located at, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7 and has provided investment management and/or administrative services to pension funds, insurance funds, unit trusts, offshore funds and a variety of institutional accounts since 1981.

      AIM and the Sub-Advisor are indirect wholly owned subsidiaries of AMVESCAP PLC (formerly, AMVESCO PLC and INVESCO PLC).

      For the services to be rendered by the Sub-Advisor under the Sub-Advisory Agreement, AIM will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of each Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 40% of AIM's compensation in respect of the sub-advised assets per year, for each of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.


      Each Fund commenced operations on November 4, 2003. The Funds did not pay management fees prior to that date.


      SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


      Each Fund commenced operations on November 4, 2003. The Funds did not pay administrative services fees prior to that date.

OTHER SERVICE PROVIDERS

      TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

      The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

      It is anticipated that most investors will perform their own sub-accounting.

      AIS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through December 31, 2004.

      CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

      The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

      Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas, 77002, as the independent public accountants to audit the financial statements of the Funds.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS


      AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Each Fund commenced operations on November 4, 2003. The Funds did not pay brokerage commissions prior to that date.

COMMISSIONS

      Each Fund commenced operations on November 4, 2003. The Funds did not pay brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities prior to that date.


      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, providing custody services, as well as providing equipment used to communicate research information, and providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)

      Each Fund commenced operations on November 4, 2003. The Fund did not pay directed brokerage (research services) prior to that date.

REGULAR BROKERS OR DEALERS

      Each Fund commenced operations on November 4, 2003. The Funds did not acquire securities of their regular brokers or dealers prior to that date.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

      On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an IPO for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Fund or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients.

      The requirement of pro-rata allocation is subject to limited exceptions - such as when the Fund is subject to special investment objectives or size constraints on investment positions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

      Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

      Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

      A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

      An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

      Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

      AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary, and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

      Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

      If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

      Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

      ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

      Shares of the Institutional Class of a Fund are offered at net asset value.

Calculation of Net Asset Value

      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

      Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; generally option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

      Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

      Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund;

      2.    the IRS notifies the Fund that the investor furnished an incorrect
            TIN;

      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

      Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income tax.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

      Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases a fund may make an election to treat such gains or loss as capital.


      Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).


      Some of the options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts."
Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.


      Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


      Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


      Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


      PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

      The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

      SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

      FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


      Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.




      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

      BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

      Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

      Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on August 23, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


      Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

      The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

      AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


Average Annual Total Return Quotation


      The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the one, five and ten year periods at the end of the one, five or ten year periods (or fractional portion of such period).

      Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

      Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

      A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

      Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period;
                n      =   number of years; and
                ERV    =   ending redeemable value of a hypothetical
                           $1,000 payment at the end of the stated period.

      Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period; and
                ERV    =   ending redeemable value of a hypothetical
                           $1,000 payment at the end of the stated period.


Calculation of Certain Performance Data



      The Funds may use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.



      A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulataive total returns over a stated period.


Average Annual Total Return (After Taxes on Distributions) Quotation

      A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                n        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

      Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

      A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes
                             on distributions and redemption);
                n        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment made
                   DR        at the beginning of the one, five or ten
                             year periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

      Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

      The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

      The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Performance Information

      All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

      Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

      The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age            Financial World             New York Times
Barron's                   Forbes                      Pension World
Best's Review              Fortune                     Pensions & Investments
Bloomberg                  Hartford Courant Inc.       Personal Investor
Broker World               Institutional Investor      Philadelphia Inquirer
Business Week              Insurance Forum             The Bond Buyer
Changing Times             Insurance Week              USA Today
Christian Science Monitor  Investor's Business Daily   U.S. News & World Report
Consumer Reports           Journal of the American     Wall Street Journal
Economist                     Society of CLU & ChFC    Washington Post
FACS of the Week           Kiplinger Letter            CNN
Financial Planning         Money                       CNBC
Financial Product News     Mutual Fund Forecaster      PBS
Financial Services Week    Nation's Business

      Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor          Morningstar, Inc.
      Bloomberg                  Standard & Poor's
      Factset Data Systems       Strategic Insight
      Lipper, Inc.               Thompson Financial

      Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

      Russell 1000 REGISTERED TRADEMARK Index
      Russell 2000 REGISTERED TRADEMARK Index
      Russell 3000 REGISTERED TRADEMARK Index
      Russell Midcap REGISTERED TRADEMARK Index

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

      From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                   REGULATORY INQUIRIES AND PENDING LITIGATION



      The mutual fund industry as a whole is currently subject to regulatory inquires and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.



      As described in the prospectuses for the AIM and INVESCO Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds and an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds.



      In addition, as described more fully below, IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above.



      As described more fully below, civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees.



      Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and regulatory inquiries. Also, this statement of additional information will be supplemented periodically to disclose developments with respect to the three regulatory actions concerning market timing activity in the INVESCO Funds that are described in the AIM and INVESCO Funds' prospectuses.



Regulatory Inquiries Concerning IFG



      IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds.



Regulatory Inquiries Concerning AIM



      AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to

Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of New York ("NYAG"), the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix G-1.



      The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix G-2.



Private Civil Actions Alleging Excessive Advisory and Distribution Fees



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix G-3.



Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM and/or AIM Distributors) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix G-4.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix G-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

      Moody's corporate ratings areas follows:

      AAa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

      A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

      Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

      Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

      Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

      Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

      S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

      An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

      Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

      Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

      The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

      Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                               As of May 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.



                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                              OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          TRUSTEESHIP(S)
             TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
   -------------------------      -------    ----------------------------------------------       ---------------
INTERESTED PERSONS

Robert H. Graham(1) --   1946       1998     Director and Chairman, A I M Management Group             None
Trustee, Chairman and President              Inc. (financial services holding company);
                                             Director and Vice Chairman,
                                             AMVESCAP PLC and Chairman of
                                             AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment
                                             management firm)

                                             Formerly: President and Chief
                                             Executive Officer, A I M Management
                                             Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director and Chairman, A I M
                                             Capital Management, Inc.
                                             (registered investment advisor), A
                                             I M Distributors, Inc. (registered
                                             broker dealer), AIM Investment
                                             Services, Inc. (registered transfer
                                             agent), and Fund Management Company
                                             (registered broker dealer); and
                                             Chief Executive Officer, AMVESCAP
                                             PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,          None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, A I M Capital Management,
                                             Inc. (registered investment
                                             advisor) and A I M Distributors,
                                             Inc. (registered broker dealer);
                                             Director and Chairman, AIM
                                             Investment Services, Inc.
                                             (registered transfer agent) and
                                             Fund Management Company (registered
                                             broker dealer) and INVESCO
                                             Distributors, Inc. (registered
                                             broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM
                                             Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: Director, Chairman,
                                             President and Chief Executive
                                             Officer, INVESCO Funds Group, Inc.;
                                             President and Chief Executive
                                             Officer, INVESCO Distributors,
                                             Inc.; Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products;
                                             Chairman and Chief Executive
                                             Officer of


-------------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                              OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          TRUSTEESHIP(S)
             TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
   -------------------------      -------       -------------------------------------------       ---------------
                                             NationsBanc Advisors, Inc.; and
                                             Chairman of NationsBanc
                                             Investments, Inc.

INDEPENDENT TRUSTEES

Bob R. Baker - 1936                 2003     Retired                                            None
Trustee                                      Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939             1987     Retired                                            Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie   (registered
                                                                                                investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Bruce L. Crockett -- 1944           2001     Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Albert R. Dowden --  1941           2001     Director of a number of public and private         Cortland Trust,
Trustee                                      business corporations, including the Boss Group,   Inc. (Chairman)
                                             Ltd. (private investment and management) and       (registered investment
                                             Magellan Insurance Company                         company); Annuity and
                                             Formerly: Director, President and Chief            Life Re (Holdings), Ltd.
                                             Executive Officer, Volvo Group North               (insurance company)
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; and director of various affiliated
                                             Volvo companies

Edward K. Dunn, Jr. -- 1935         2001     Retired                                            None
Trustee                                      Formerly:  Chairman, Mercantile Mortgage Corp.;
                                             President and  Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              2001     Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)

Carl Frischling -- 1937             2001     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Trustee                                      Frankel LLP                                        Inc. (registered
                                                                                                investment company)

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                              OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          TRUSTEESHIP(S)
             TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
   -------------------------      -------    ----------------------------------------------     -----------------
Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.,
                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          2001     Formerly:  Chief Executive Officer, YWCA of the    None
Trustee                                      USA

Lewis F. Pennock -- 1942            2001     Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935             1987     Retired                                            None
Trustee
Louis S. Sklar -- 1939
Trustee                             2001     Executive Vice President, Development and          None
                                             Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll - 1942                   2003     Retired                                            None
Trustee

OTHER OFFICERS

Kevin M. Carome - 1956              2003     Director, Senior Vice President, Secretary and     N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                  (financial services holding company) and A I M
                                             Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc.,

                                             A I M Distributors, Inc. and AIM
                                             Investment Services, Inc.; and
                                             Director, Vice President and
                                             General Counsel, Fund Management
                                             Company

                                             Formerly:  Senior Vice President
                                             and General Counsel, Liberty
                                             Financial Companies, Inc.; and
                                             Senior Vice President and General
                                             Counsel, Liberty Funds Group, LLC

Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market     N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1998     Vice President and Chief Compliance Officer,       N/A
Vice President                               A I M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, AIM Investment
                                             Services, Inc.

Sidney M. Dilgren -- 1961           2004     Vice President and Fund Treasurer,                 N/A
Vice President and                           A I M Advisors, Inc.
Treasurer                                    Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc.; Vice President, A I M
                                             Distributors, Inc.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                              OTHER
   POSITION(S) HELD WITH THE      OFFICER                                                          TRUSTEESHIP(S)
             TRUST                 SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
   -------------------------      -------       -------------------------------------------       ---------------
Karen Dunn Kelley - 1960            2004     Director of Cash Management, Managing Director            N/A
Vice President                               and Chief Cash Management Officer,

                                             A I M Capital Management, Inc.;
                                             Director and President, Fund
                                             Management Company; and Vice
                                             President, A I M Advisors, Inc.

Edgar M. Larsen --  1940            2002     Director and Executive Vice President, A I M              N/A
Vice President                               Management Groups Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003

                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                                                                                     INVESTMENT COMPANIES OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES                   TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                                FUNDS REGISTERED TRADEMARK
     ---------------               ---------------------------------                 --------------------------------
Robert H. Graham            AIM Developing Markets Fund         1 - $10,000                   Over $100,000

                            AIM Libra Fund                     $1 - $10,000

Mark H. Williamson          AIM Libra Fund                $10,001 - $50,000                   Over $100,000

Bob R. Baker                                         -0-                                      Over $100,000

Frank S. Bayley             AIM Developing Markets Fund        $1 - $10,000               $50,001 - $100,000

James T. Bunch                                       -0-                                      Over $100,000

Bruce L. Crockett                                    -0-                                    $10,001 - $50,000

Albert R. Dowden                                     -0-                                      Over $100,000

Edward K. Dunn, Jr.                                  -0-                                      Over $100,000(3)

Jack M. Fields                                       -0-                                      Over $100,000(3)

Carl Frischling                                      -0-                                      Over $100,000(3)

Gerald J. Lewis                                      -0-                                    $50,001 - $100,000

Prema Mathai-Davis                                   -0-                                      $1 - $10,000(3)

Lewis F. Pennock                                     -0-                                    $50,001 - $100,000

Ruth H. Quigley             AIM Developing Markets Fund        $1 - $10,000                  $1 - $10,000

Louis S. Sklar                                       -0-                                    Over $100,000(3)

Larry Soll                                           -0-                                      Over $100,000

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

                                                                             ESTIMATED
                                                                              ANNUAL
                                                                             BENEFITS
                                                                                UPON                 TOTAL
                                                         RETIREMENT          RETIREMENT          COMPENSATION
                                    AGGREGATE             BENEFITS          FROM ALL AIM         FROM ALL AIM
                                   COMPENSATION           ACCRUED             FUNDS AND            FUNDS AND
                                     FROM THE              BY ALL              INVESCO              INVESCO
     TRUSTEE                         TRUST(1)           AIM FUNDS(2)          FUNDS(3)              FUNDS(4)
     -------                       ------------         ------------        ------------         ------------
Bob R. Baker(5)                      $      0             $32,635             $114,131              $154,554
Frank S. Bayley                         6,967             131,228               90,000               159,000
James T. Bunch(5)                           0              20,436               90,000               138,679
Bruce L. Crockett                       7,013              46,000               90,000               160,000
Albert R. Dowden                        6,967              57,716               90,000               159,000
Edward K. Dunn, Jr.                     7,013              94,860               90,000               160,000
Jack M. Fields                          6,971              28,036               90,000               159,000
Carl Frischling(6)                      7,013              40,447               90,000               160,000
Gerald J. Lewis(5)                          0              20,436               90,000               142,054
Prema Mathai-Davis                      7,013              33,142               90,000               160,000
Lewis F. Pennock                        7,013              49,610               90,000               160,000
Ruth H. Quigley                         7,013             126,050               90,000               160,000
Louis S. Sklar                          7,013              72,786               90,000               160,000
Larry Soll(5)                               0              48,830              108,090               140,429

(1) Amounts shown are based on the fiscal year ended October 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings was $23,499.

(2) During the fiscal year ended October 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $21,910.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.

(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected trustee of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2003.

(6) During the fiscal year ended October 31, 2003, the Trust paid $14,812 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                             AIM TRIMARK INVESTMENTS
                             PROXY VOTING GUIDELINES


                                DECEMBER 1, 2003



PURPOSE AND BACKGROUND



In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.



APPLICATION



AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by Aim Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.






The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.



When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.



AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.



RECORDS MANAGEMENT



The Investment Department will endeavor to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds



         -    A record of all proxies received;



         -    a record of votes cast;



         -    a copy of the reasons for voting against management; and



for the US Funds



         -    the documents mentioned above; and



         - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.



If AIM Trimark relies on a third party to vote proxies, the third party shall retain on behalf of AIM Trimark



         -    a copy of the proxy statements; and



         -    a record of the vote cast



and the third party shall undertake to provide AIM Trimark with a copy of the proxy statements and the record promptly upon request.



All documents must be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any another location. If proxy voting has been delegated to a third party, the proxy statements and record of the vote cast must be available to Aim Trimark for a period of 6 years.



REPORTING



The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all Funds managed in Canada except the US Funds. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.



Compliance will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS



                             PROXY VOTING GUIDELINES



PURPOSE



The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.



INTRODUCTION



AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.



As a general rule, AIM Trimark shall vote against any actions that would:



         -    reduce the rights or options of shareholders,



         - reduce shareholder influence over the board of directors and management,



         - reduce the alignment of interests between management and shareholders, or



         -    reduce the value of shareholders' investments.



At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.



While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.



These guidelines may be amended from time to time.



CONFLICTS OF INTEREST



When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue.

BOARDS OF DIRECTORS



We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:



         -    Long-term company performance relative to a market index,



         -    Composition of the board and key board committees,



         -    Nominee's attendance at board meetings,



         -    Nominee's investments in the company,



         -    Whether the chairman is also serving as CEO, and



         -    Whether a retired CEO sits on the board.



         -



VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:



         - Long-term financial performance of the target company relative to its industry,



         -    Management's track record,



         -    Background to the proxy contest,



         -    Qualifications of director nominees (both slates),



         - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and



         -    Stock ownership positions.



REIMBURSEMENT OF PROXY SOLICITATION EXPENSES



Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.



SEPARATING CHAIRMAN AND CEO



Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.



While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:



         - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;



         -    Majority of independent directors;



         -    All-independent key committees;



         -    Committee chairpersons nominated by the independent directors;

         - CEO performance is reviewed annually by a committee of outside directors; and



         -    Established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS



While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.



We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.



STOCK OWNERSHIP REQUIREMENTS



We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.



We generally vote for proposals that require a certain percentage of a director's compensation to be in the form of common stock.



SIZE OF BOARDS OF DIRECTORS



We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.



While we will we prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.



CLASSIFIED OR STAGGERED BOARDS



In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.



We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.



DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION



We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.



We generally vote for proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.



AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.



RATIFICATION OF AUDITORS



We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.



We generally vote for the reappointment of the company's auditors unless:



It is not clear that the auditors will be able to fulfill their function;



There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



The auditors have a significant professional or personal relationship with the issuer that compromises their independence.



DISCLOSURE OF AUDIT VS. NON-AUDIT FEES



Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.



There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.



COMPENSATION PROGRAMS



Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.



The following are specific guidelines dealing with some of the more common features of compensation programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):



CASH COMPENSATION AND SEVERANCE PACKAGES



We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



EQUITY BASED PLANS - DILUTION



We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



EMPLOYEE STOCK PURCHASE PLANS



We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than

85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.



LOANS TO EMPLOYEES



We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options.



STOCK OPTION PLANS - BOARD DISCRETION



We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.



STOCK OPTION PLANS - INAPPROPRIATE FEATURES



We will generally vote against plans that have any of the following structural features:



         - ability to re-price "underwater" options without shareholder approval,



         - ability to issue options with an exercise price below the stock's current market price,



         -    ability to issue "reload" options, or



         -    automatic share replenishment ("evergreen") features.



STOCK OPTION PLANS - DIRECTOR ELIGIBILITY



We will generally support stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.



STOCK OPTION PLANS - REPRICING



We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.



STOCK OPTION PLANS - VESTING



We will vote against stock option plans that are 100% vested when granted.



STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS



We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.



STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS



We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.



STOCK OPTION PLANS - EXPENSING



We will consider proposals that deal with the expensing of the costs associated with stock option plans on a case-by-case basis.



CORPORATE MATTERS



We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



COMMON STOCK AUTHORIZATION



We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.



DUAL CLASS SHARE STRUCTURES



Dual class share structures involve the creation of a second class of common stock with either superior or inferior voting rights to those of the existing class of stock. Such share structures violates the principle of "one share, one vote", leading to the possibility that the company may take actions or fail to take actions without the support of a true majority of shareholders.



We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.



STOCK SPLITS



We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



REVERSE STOCK SPLITS



We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.



SHARE REPURCHASE PROGRAMS



We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.



REINCORPORATION



Reincorporation involves re-establishing the company in a different legal jurisdiction.



We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors' liability.



MERGERS & ACQUISITIONS



We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:



         -    will result in financial and operating benefits,



         -    have a fair offer price,



         -    have favourable prospects for the combined companies, and



         - will not have a negative impact on corporate governance or shareholder rights.

SHAREHOLDER PROPOSALS



We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, creditors and the general community as well. Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence.



Shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:



         - the proposal's impact on the company's short-term and long-term share value,



         -    its effect on the company's reputation,



         -    the economic effect of the proposal,



         -    industry and regional norms applicable to the company,



         -    the company's overall corporate governance provisions, and



         -    the reasonableness of the request.



We will generally not support proposals that place arbitrary or artificial constraints on the board, management or the company.



ORDINARY BUSINESS PRACTICES



We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



PROTECTION OF SHAREHOLDER RIGHTS



We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



BARRIERS TO SHAREHOLDER ACTION



We will generally vote for proposals to lower barriers to shareholder action.



SHAREHOLDER RIGHTS PLANS



We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.



OTHER



We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of August 2, 2004.


AIM DEVELOPING MARKETS FUND


                                          CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
                                        -------------------  -------------------  -------------------
        NAME AND ADDRESS OF             PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                     RECORD               RECORD               RECORD
--------------------------------------  -------------------  -------------------  -------------------
Citigroup Global Markets House Account        12.99%                5.01%                6.56%
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
NY, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor             6.17%                5.65%               21.70%
Jacksonville, FL 32246-6484

Morgan Stanley DW                               --                  6.02%                 --
Attn: Mutual Fund Operations
3 Harborside Pl, Floor 6
Jersey City, NJ 07311-3907


AIM GLOBAL HEALTH CARE FUND


                                          CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
                                        -------------------  -------------------  -------------------
        NAME AND ADDRESS OF             PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                     RECORD               RECORD               RECORD
--------------------------------------  -------------------  -------------------  -------------------
Citigroup Global Markets House Account         7.44%                6.84%                 --
Attn: Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY 10001-2402

                                          CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
                                        -------------------  -------------------  -------------------
        NAME AND ADDRESS OF             PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                     RECORD               RECORD               RECORD
--------------------------------------  -------------------  -------------------  -------------------
Merrill Lynch Pierce Fenner & Smith            7.61%                5.79%               11.89%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484





AIM LIBRA FUND


                                          CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
                                        -------------------  -------------------  -------------------
        NAME AND ADDRESS OF             PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                     RECORD               RECORD               RECORD
--------------------------------------  -------------------  -------------------  -------------------
Charles T. Bauer                             15.72%(1)               --                   --
c/o AIM Management Group Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1113

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                     21.16%               18.63%               51.62%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

Jonathan C. Schoolar Sep.Prop.               6.04%(1)                --                   --
6640 Dogwood Creek
Austin, TX 78746-1318


AIM TRIMARK FUND


                                                                                                                 INSTITUTIONAL
                                         CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES    CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ----------------
       NAME AND ADDRESS OF              PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED
        PRINCIPAL HOLDER                   OF RECORD         OF RECORD         OF RECORD         OF RECORD         OF RECORD
--------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
A I M Advisors, Inc.(1)                          --             8.34%             8.47%            100.00%           100.00%
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046-1103

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                        --             8.29%             6.62%                --                --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

Morgan Stanley DW                                --               --              7.35%
Attn Mutual Fund Operations
3 Harborside Pl, Floor 6
Jersey City, NJ 07311-3907

AIM TRIMARK ENDEAVOR FUND


                                                                                                                 INSTITUTIONAL
                                         CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES    CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ----------------
       NAME AND ADDRESS OF              PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED
        PRINCIPAL HOLDER                   OF RECORD         OF RECORD         OF RECORD         OF RECORD         OF RECORD
--------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
A I M Advisors, Inc.(1)                          --             7.75%             9.07%            100.00%               --
Attn: David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046-1103

AIM Conservative Asset Allocation Fund
Omnibus Account
c/o AIM Advisors
11 E. Greenway Plz, Suite 100                    --               --                --                 --             98.09%
Houston, TX 77046-1113

Merrill Lynch Pierce Fenner & Smith           36.09%              --             51.17%                --                --
FBO the Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484


AIM TRIMARK SMALL COMPANIES FUND


                                                                                                                 INSTITUTIONAL
                                         CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES    CLASS SHARES
                                        ----------------  ----------------  ----------------  ----------------  ----------------
       NAME AND ADDRESS OF              PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED  PERCENTAGE OWNED
        PRINCIPAL HOLDER                   OF RECORD         OF RECORD         OF RECORD         OF RECORD         OF RECORD
--------------------------------------  ----------------  ----------------  ----------------  ----------------  ----------------
A I M Advisors, Inc.(1)                          --             8.80%            13.90%                --                --
Attn: David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046-1103

Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East                         6.14%              --             18.55%                --                --
2nd Floor
Jacksonville, FL 32246-6484

AIM Moderate Asset Allocation Fund
Omnibus Account
c/o AIM Advisors
11 E. Greenway Plz, Suite 100                    --               --                --                 --             99.51%
Houston, TX 77046-1113

Bird Dog Trading                                 --               --                --              39.30%               --
Derek D. Wilson
110 Gray Street
Houston, TX 77002-8500



(1)     Owned of record and beneficially.

MANAGEMENT OWNERSHIP



         As of August 2, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F



                                PERFORMANCE DATA



AVERAGE ANNUAL TOTAL RETURNS



The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                        PERIODS ENDED
                                                       APRIL 30, 2004

                                                                      SINCE     INCEPTION
    INSTITUTIONAL CLASS SHARES:       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------   ------   -------   --------   ---------   ---------
AIM Trimark Endeavor Fund(1)           N/A       N/A       N/A        8.80%(2)   11/04/03
AIM Trimark Fund(1)                    N/A       N/A       N/A        5.10%(2)   11/04/03
AIM Trimark Small Companies Fund(1)    N/A       N/A       N/A        5.60%(2)   11/04/03



CUMULATIVE TOTAL RETURNS



         The cumulative total returns for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                        PERIODS ENDED
                                                       APRIL 30, 2004

                                                                      SINCE     INCEPTION
    INSTITUTIONAL CLASS SHARES:       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------   ------   -------   --------   ---------   ---------
AIM Trimark Endeavor Fund(1)           N/A       N/A       N/A        8.80%      11/04/03
AIM Trimark Fund(1)                    N/A       N/A       N/A        5.10%      11/04/03
AIM Trimark Small Companies Fund(1)    N/A       N/A       N/A        5.60%      11/04/03



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)



         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                        PERIODS ENDED
                                                       APRIL 30, 2004

                                                                      SINCE     INCEPTION
    INSTITUTIONAL CLASS SHARES:       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------   ------   -------   --------   ---------   ---------
AIM Trimark Endeavor Fund(1)           N/A       N/A       N/A        8.80%(2)   11/04/03
AIM Trimark Fund(1)                    N/A       N/A       N/A        5.10%(2)   11/04/03
AIM Trimark Small Companies Fund(1)    N/A       N/A       N/A        5.60%(2)   11/04/03



(1) Institutional shares were first offered on April 30, 2004. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. The inception date listed is that of the Class A shares.



(2)        Returns are cumulative.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)



         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2004 are as follows:



                                                        PERIODS ENDED
                                                       APRIL 30, 2004

                                                                      SINCE     INCEPTION
    INSTITUTIONAL CLASS SHARES:       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------   ------   -------   --------   ---------   ---------
AIM Trimark Endeavor Fund(1)           N/A       N/A       N/A        5.72%(2)   11/04/03
AIM Trimark Fund(1)                    N/A       N/A       N/A        3.32%(2)   11/04/03
AIM Trimark Small Companies Fund(1)    N/A       N/A       N/A        3.64%(2)   11/04/03



(1) Institutional shares were first offered on April 30, 2004. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. The inception date listed is that of the Class A shares.



(2)      Returns are cumulative.

                                   APPENDIX G



                   REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX G-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG, AIM, AIM Management, AMVESCAP and/or certain related entities and individuals and are related to the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the Attorney General of the State of New York and the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been conditionally or finally transferred to the United States District Court for the District of Maryland in accordance with the directive of the Judicial Panel on Multidistrict Litigation (Case No. 04-MD-15864; In Re AIM, Artisan, INVESCO, Strong and T. Rowe Price Mutual Fund Litigation). The plaintiffs in one of these lawsuits (Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) continue to seek remand to state court.



         RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, On Behalf Of The General Public, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

         RAJ SANYAL, Derivatively On Behalf of NATIONS International Equity Fund, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, Derivatively On Behalf of INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS

         METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (Formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND

         CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, Individually And On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS

         FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated,
         v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS

         INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, Defendants, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

                                  APPENDIX G-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX G-3



      PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX G-4



             PENDING LITIGATION ALLEGING IMPROPER DISTRIBUTION FEES
                             CHARGED TO CLOSED FUNDS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM and/or AIM Distributors and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         LAWRENCE ZUCKER, On Behalf Of AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, On Behalf Of INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM Distributors. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX G-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM and INVESCO Funds and allege that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 14, 2004.



         JOY D. BEASLEY and SHEILA MCDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The Claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS



         Pursuant to Rule 3-03(d) of Regulation S-X, unaudited financial statements for the period ended April 30, 2004, for Registrant's portfolios have been included. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-61.79%

APPAREL RETAIL-4.64%

Ross Stores, Inc.                                  13,000   $  396,500
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.56%

Liz Claiborne, Inc.                                11,100      389,610
======================================================================

AUTO PARTS & EQUIPMENT-3.47%

Superior Industries International, Inc.             8,700      296,496
======================================================================

CASINOS & GAMING-3.67%

Harrah's Entertainment, Inc.                        5,900      313,762
======================================================================

COMMERCIAL PRINTING-1.55%

Donnelley (R.R.) & Sons Co.                         4,500      132,390
======================================================================

EMPLOYMENT SERVICES-3.90%

Manpower Inc.                                       7,100      332,990
======================================================================

HEALTH CARE EQUIPMENT-11.05%

Apogent Technologies Inc.(a)                        8,200      265,844
----------------------------------------------------------------------
Cytyc Corp.(a)                                     12,900      276,060
----------------------------------------------------------------------
DENTSPLY International Inc.                         8,300      402,218
======================================================================
                                                               944,122
======================================================================

INSURANCE BROKERS-4.18%

Arthur J. Gallagher & Co.                          11,100      357,753
======================================================================

LEISURE PRODUCTS-4.22%

Polaris Industries Inc.                             8,400      360,360
======================================================================

MANAGED HEALTH CARE-4.96%

WellPoint Health Networks Inc.(a)                   3,800      424,422
======================================================================

REGIONAL BANKS-9.63%

Charter One Financial, Inc.                        12,100      403,777
----------------------------------------------------------------------
North Fork Bancorp., Inc.                          11,300      419,456
======================================================================
                                                               823,233
======================================================================

STEEL-2.64%

Nucor Corp.                                         3,800      225,720
======================================================================

THRIFTS & MORTGAGE FINANCE-3.32%

Radian Group Inc.                                   6,100      283,711
======================================================================
    Total Domestic Common Stocks (Cost
      $5,209,391)                                            5,281,069
======================================================================

----------------------------------------------------------------------
                                                              MARKET
                                                 SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-22.08%

AUSTRALIA-1.56%

Cochlear Ltd. (Health Care Equipment)               9,300   $  133,569
======================================================================

CANADA-1.39%

Molson Inc.-Class A (Brewers)                       5,200      118,820
======================================================================

FRANCE-2.66%

Lagardere S.C.A. (Publishing)(b)                    1,800      107,748
----------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)(b)                4,000      119,482
======================================================================
                                                               227,230
======================================================================

GERMANY-3.56%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                  6,900      152,269
----------------------------------------------------------------------
Medion A.G. (Distributors)(b)                       3,600      152,426
======================================================================
                                                               304,695
======================================================================

IRELAND-3.30%

Kingspan Group PLC (Building Products)(b)          22,900      121,742
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              4,800      159,936
======================================================================
                                                               281,678
======================================================================

JAPAN-1.21%

Nintendo Co., Ltd. (Home Entertainment
  Software)                                         1,100      103,729
======================================================================

MEXICO-3.19%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)      39,200       97,893
----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               4,000      174,360
======================================================================
                                                               272,253
======================================================================

NETHERLANDS-1.49%

Fugro N.V.-Dutch Ctfs. (Oil & Gas Equipment &
  Services)(b)                                      2,200      126,966
======================================================================

SWEDEN-3.72%

Hoganas A.B.-Class B (Steel)(b)                     3,800       91,925
----------------------------------------------------------------------
Munters A.B. (Industrial Machinery)(b)              4,400      105,429
----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(b)                    12,000      120,376
======================================================================
                                                               317,730
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,872,384)                            1,886,670
======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.62%

FEDERAL HOME LOAN BANK (FHLMC)-15.62%

Unsec. Disc. Notes,
  0.90%, 05/03/04 (Cost $1,334,933)(c)         $1,335,000   $1,334,933
======================================================================
TOTAL INVESTMENTS-99.49% (Cost $8,416,708)                   8,502,672
======================================================================
OTHER ASSETS LESS LIABILITIES-0.51%                             43,841
======================================================================
NET ASSETS-100.00%                                          $8,546,513
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Disc.   - Discounted
Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,098,363 which represented 12.92% of the Fund's total investments. See
    Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,416,708)   $8,502,672
-----------------------------------------------------------
Cash                                                    616
-----------------------------------------------------------
Receivables for:
  Investments sold                                  130,342
-----------------------------------------------------------
  Fund shares sold                                  220,846
-----------------------------------------------------------
  Dividends                                          10,401
-----------------------------------------------------------
  Foreign currency contracts outstanding              8,388
-----------------------------------------------------------
  Amount due from advisor                            11,531
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      451
-----------------------------------------------------------
Other assets                                         47,410
===========================================================
    Total assets                                  8,932,657
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             352,347
-----------------------------------------------------------
  Deferred compensation and retirement plans            451
-----------------------------------------------------------
Accrued distribution fees                             3,924
-----------------------------------------------------------
Accrued trustees' fees                                  917
-----------------------------------------------------------
Accrued transfer agent fees                             582
-----------------------------------------------------------
Accrued operating expenses                           27,923
===========================================================
    Total liabilities                               386,144
===========================================================
Net assets applicable to shares outstanding      $8,546,513
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,452,546
-----------------------------------------------------------
Undistributed net investment income (loss)           (9,660)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                   9,359
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                                 94,268
===========================================================
                                                 $8,546,513
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $4,367,283
___________________________________________________________
===========================================================
Class B                                          $3,057,557
___________________________________________________________
===========================================================
Class C                                          $1,076,671
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   35,002
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             401,243
___________________________________________________________
===========================================================
Class B                                             281,543
___________________________________________________________
===========================================================
Class C                                              99,154
___________________________________________________________
===========================================================
Class R                                                 919
___________________________________________________________
===========================================================
Institutional Class                                   3,217
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.88
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.88 divided by
      94.50%)                                    $    11.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.86
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.88
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $817)            $ 21,436
----------------------------------------------------------------------
Interest                                                         2,514
======================================================================
  Total investment income                                       23,950
======================================================================

EXPENSES:

Advisory fees                                                   11,662
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   7,127
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,735
----------------------------------------------------------------------
  Class B                                                        4,673
----------------------------------------------------------------------
  Class C                                                        2,090
----------------------------------------------------------------------
Transfer agent fees-Class A, B, C and R                          1,287
----------------------------------------------------------------------
Trustees' fees                                                   5,939
----------------------------------------------------------------------
Registration and filing fees                                     9,733
----------------------------------------------------------------------
Reports to shareholders                                         10,500
----------------------------------------------------------------------
Professional fees                                               23,891
----------------------------------------------------------------------
Other                                                            2,329
======================================================================
    Total expenses                                             106,829
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (73,219)
======================================================================
    Net expenses                                                33,610
======================================================================
Net investment income (loss)                                    (9,660)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         12,244
----------------------------------------------------------------------
  Foreign currencies                                            (2,885)
======================================================================
                                                                 9,359
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         85,964
----------------------------------------------------------------------
  Foreign currencies                                               (84)
----------------------------------------------------------------------
  Foreign currency contracts                                     8,388
======================================================================
                                                                94,268
======================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   103,627
======================================================================
Net increase in net assets resulting from operations          $ 93,967
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (9,660)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       9,359
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                       94,268
==========================================================================
    Net increase in net assets resulting from operations            93,967
==========================================================================
Share transactions-net:
  Class A                                                        4,327,447
--------------------------------------------------------------------------
  Class B                                                        3,019,825
--------------------------------------------------------------------------
  Class C                                                        1,060,271
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               35,003
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,452,546
==========================================================================
    Net increase in net assets                                   8,546,513
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(9,660))                                  $8,546,513
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $11,662 and reimbursed expenses of $61,504. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $321 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,735, $4,673, $2,090 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $5,784 in front-end sales commissions from the sale of Class A shares and $0, $768, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $45 and reductions in custodian fees of $8 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $53.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FOREIGN CURRENCY CONTRACTS

                 OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                      CONTRACT TO
     SETTLEMENT                   -------------------               UNREALIZED
        DATE           CURRENCY   DELIVER    RECEIVE     VALUE     APPRECIATION
-------------------------------------------------------------------------------
01/12/05                 EUR      $ 79,170   $100,000   $ 94,416      $5,584
-------------------------------------------------------------------------------
04/14/05                 EUR       416,910   500,000     497,196       2,804
===============================================================================
                                  $496,080   $600,000   $591,612      $8,388
_______________________________________________________________________________
===============================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,549,079 and $479,549, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 208,186
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (122,222)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  85,964
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                   COMMENCED)
                                                                     THROUGH
                                                                 APRIL 30, 2004
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     409,118    $4,413,682
-----------------------------------------------------------------------------------
  Class B                                                     284,153     3,048,687
-----------------------------------------------------------------------------------
  Class C                                                     99,154      1,060,271
-----------------------------------------------------------------------------------
  Class R*                                                       919         10,000
-----------------------------------------------------------------------------------
  Institutional Class*                                         3,217         35,003
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        126          1,394
-----------------------------------------------------------------------------------
  Class B                                                       (126)        (1,394)
===================================================================================
Reacquired:
  Class A                                                     (8,001)       (87,629)
-----------------------------------------------------------------------------------
  Class B                                                     (2,484)       (27,468)
===================================================================================
                                                              786,076    $8,452,546
___________________________________________________________________________________
===================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.02)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.90
================================================================================
    Total from investment operations                                   0.88
================================================================================
Net asset value, end of period                                       $10.88
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,367
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.01%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.03%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.36)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,597,929.
(d)  Not annualized for periods less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,058
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $955,454.
(d)  Not annualized for periods less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                   2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.91
================================================================================
    Total from investment operations                                   0.86
================================================================================
Net asset value, end of period                                       $10.86
________________________________________________________________________________
================================================================================
Total return(b)                                                        8.60%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $1,077
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.66%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       7.68%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.01)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               16%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $427,333.
(d)  Not annualized for periods less than one year.


                                                                   CLASS R
                                                                -------------
                                                                APRIL 30,
                                                                  2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                APRIL 30,
                                                                  2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.88
-----------------------------------------------------------------------------
Net investment income                                                  --
=============================================================================
Net asset value, end of period                                     $10.88
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                --
=============================================================================
Ratio of net investment income (loss) to average net assets            --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             16%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.88
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.88
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   35
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income (loss) to average net assets               --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                16%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,292 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-55.26%

ASSET MANAGEMENT & CUSTODY BANKS-2.52%

State Street Corp.                                 5,900   $   287,920
======================================================================

CASINOS & GAMING-2.89%

Harrah's Entertainment, Inc.                       6,200       329,716
======================================================================

COMPUTER & ELECTRONICS RETAIL-3.12%

RadioShack Corp.                                  11,600       356,816
======================================================================

CONSTRUCTION MATERIALS-2.02%

Vulcan Materials Co.                               5,000       231,200
======================================================================

CONSUMER FINANCE-3.60%

American Express Co.                               8,400       411,180
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.74%

Sabre Holdings Corp.                               8,400       198,156
======================================================================

DIVERSIFIED CHEMICALS-1.91%

Engelhard Corp.                                    7,500       217,800
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.12%

Molex Inc.-Class A                                 9,400       242,144
======================================================================

EMPLOYMENT SERVICES-1.64%

Manpower Inc.                                      4,000       187,600
======================================================================

HEALTH CARE EQUIPMENT-3.67%

Becton, Dickinson & Co.                            8,300       419,565
======================================================================

HEALTH CARE SERVICES-2.74%

IMS Health Inc.                                   12,400       313,100
======================================================================

HYPERMARKETS & SUPER CENTERS-1.67%

Costco Wholesale Corp.(a)                          5,100       190,995
======================================================================

INSURANCE BROKERS-2.25%

Marsh & McLennan Cos., Inc.                        5,700       257,070
======================================================================

INTERNET RETAIL-1.67%

IAC/InterActiveCorp.(a)                            6,000       191,220
======================================================================

MOVIES & ENTERTAINMENT-2.14%

Walt Disney Co. (The)                             10,600       244,118
======================================================================

PROPERTY & CASUALTY INSURANCE-3.91%

Progressive Corp. (The)                            5,100       446,352
======================================================================

PUBLISHING-4.54%

Knight-Ridder, Inc.                                3,600       278,784
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

PUBLISHING-(CONTINUED)

Meredith Corp.                                     4,700   $   239,418
======================================================================
                                                               518,202
======================================================================

REAL ESTATE-2.24%

Equity Residential                                 9,300       255,378
======================================================================

SPECIALIZED FINANCE-2.43%

Moody's Corp.                                      4,300       277,393
======================================================================

SPECIALTY CHEMICALS-2.33%

Sigma-Aldrich Corp.                                4,700       266,208
======================================================================

SYSTEMS SOFTWARE-2.00%

Oracle Corp.(a)                                   20,400       228,888
======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.11%

W.W. Grainger, Inc.                                4,600       241,040
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $6,350,359)                     6,312,061
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-29.22%

DENMARK-0.61%

Novozymes A.S.-Class B (Specialty
  Chemicals)(b)                                    1,700        69,491
======================================================================

FRANCE-1.44%

Societe BIC S.A. (Office Services &
  Supplies)(b)                                     3,800       164,501
======================================================================

IRELAND-2.92%

Kerry Group PLC-Class A (Packaged Foods &
  Meats)(b)                                       12,000       229,867
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             3,100       103,292
======================================================================
                                                               333,159
======================================================================

ITALY-1.78%

Luxottica Group S.p.A.-ADR (Apparel,
  Accessories & Luxury Goods)                     12,400       203,360
======================================================================

JAPAN-5.50%

Canon Inc. (Office Electronics)                    7,000       366,787
----------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)                         4,000       262,081
======================================================================
                                                               628,868
======================================================================

MEXICO-3.70%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                      10,900       321,005
----------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      40,700       101,638
======================================================================
                                                               422,643
======================================================================

SINGAPORE-1.51%

Singapore Press Holdings Ltd. (Publishing)        14,000       172,738
======================================================================


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-11.76%

Compass Group PLC (Restaurants)(b)                21,900   $   137,561
----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                 45,800       425,304
----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(b)                               18,200       225,217
----------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                        39,200       172,647
----------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                    38,900       382,826
======================================================================
                                                             1,343,555
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,288,062)                            3,338,315
======================================================================


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-15.03%

FEDERAL HOME LOAN BANK-15.03%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,716,914)(c)                               $1,717,000   $ 1,716,914
=======================================================================
TOTAL INVESTMENTS-99.51% (Cost $11,355,335)                  11,367,290
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.49%                              55,609
=======================================================================
NET ASSETS-100.00%                                           11,422,899
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $1,807,414 which represented 15.90% of the Fund's total investments. See Note 1A.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $11,355,335)                                  $11,367,290
-----------------------------------------------------------
Foreign currencies, at value (cost $0)                   18
-----------------------------------------------------------
Receivables for:
  Investments sold                                   94,930
-----------------------------------------------------------
  Fund shares sold                                  247,036
-----------------------------------------------------------
  Dividends                                          18,627
-----------------------------------------------------------
  Amount due from advisor                             4,234
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         45,709
===========================================================
    Total assets                                 11,778,296
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             305,256
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             5,249
-----------------------------------------------------------
Accrued trustees' fees                                  706
-----------------------------------------------------------
Accrued transfer agent fees                           2,191
-----------------------------------------------------------
Accrued operating expenses                           41,543
===========================================================
    Total liabilities                               355,397
===========================================================
Net assets applicable to shares outstanding     $11,422,899
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $11,414,408
-----------------------------------------------------------
Undistributed net investment income (loss)          (22,763)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies       19,174
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  12,080
===========================================================
                                                $11,422,899
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 6,566,311
___________________________________________________________
===========================================================
Class B                                         $ 2,616,389
___________________________________________________________
===========================================================
Class C                                         $ 2,220,199
___________________________________________________________
===========================================================
Class R                                         $    10,000
___________________________________________________________
===========================================================
Institutional Class                             $    10,000
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             624,736
___________________________________________________________
===========================================================
Class B                                             249,766
___________________________________________________________
===========================================================
Class C                                             211,948
___________________________________________________________
===========================================================
Class R                                               951.5
___________________________________________________________
===========================================================
Institutional Class                                   951.5
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.51 divided by
      94.50%)                                   $     11.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.48
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,279)          $ 36,718
----------------------------------------------------------------------
Interest                                                         4,021
======================================================================
    Total investment income                                     40,739
======================================================================

EXPENSES:

Advisory fees                                                   21,643
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                  30,477
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,567
----------------------------------------------------------------------
  Class B                                                        5,135
----------------------------------------------------------------------
  Class C                                                        4,422
----------------------------------------------------------------------
Transfer agent fees Class -- A, B, C and R                       3,965
----------------------------------------------------------------------
Trustees' fees                                                   5,733
----------------------------------------------------------------------
Registration and filing fees                                     9,558
----------------------------------------------------------------------
Reports to shareholders                                         14,419
----------------------------------------------------------------------
Professional fees                                               24,913
----------------------------------------------------------------------
Other                                                            2,652
======================================================================
    Total expenses                                             153,347
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (89,845)
======================================================================
    Net expenses                                                63,502
======================================================================
Net investment income (loss)                                   (22,763)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         20,329
----------------------------------------------------------------------
  Foreign currencies                                            (1,155)
======================================================================
                                                                19,174
======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         11,955
----------------------------------------------------------------------
  Foreign currencies                                               125
======================================================================
                                                                12,080
======================================================================
Net gain from investment securities and foreign currencies      31,254
======================================================================
Net increase in net assets resulting from operations          $  8,491
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (date operations commenced) through April 30,
2004
(Unaudited)

                                                                 APRIL 30,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (22,763)
---------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       19,174
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                12,080
===========================================================================
    Net increase in net assets resulting from operations              8,491
===========================================================================
Share transactions-net:
  Class A                                                         6,557,762
---------------------------------------------------------------------------
  Class B                                                         2,616,958
---------------------------------------------------------------------------
  Class C                                                         2,219,688
---------------------------------------------------------------------------
  Class R                                                            10,000
---------------------------------------------------------------------------
  Institutional Class                                                10,000
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                11,414,408
===========================================================================
    Net increase in net assets                                   11,422,899
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(22,763))                                 $11,422,899
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds..

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.25%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.25% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $21,643 and reimbursed expenses of $68,172. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period ended April 30, 2004, AISI retained $919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $5,567, $5,135, $4,422, and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $14,487 in front-end sales commissions from the sale of Class A shares and $0, $100, $100 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Funds Management, AISI, and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $18 and reductions in custodian fees of $12 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $30.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    For the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    For the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund for the period ended April 30, 2004 was $10,604,174 and $986,082, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 244,721
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (232,766)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  11,955
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   APRIL 30, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       645,194    $ 6,770,810
--------------------------------------------------------------------------------------
  Class B                                                       254,350      2,665,469
--------------------------------------------------------------------------------------
  Class C                                                       213,776      2,238,908
--------------------------------------------------------------------------------------
  Class R*                                                        951.5         10,000
--------------------------------------------------------------------------------------
  Institutional Class*                                            951.5         10,000
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,194         23,415
--------------------------------------------------------------------------------------
  Class B                                                        (2,199)       (23,415)
======================================================================================
Reacquired**:
  Class A                                                       (22,652)      (236,463)
--------------------------------------------------------------------------------------
  Class B                                                        (2,385)       (25,096)
--------------------------------------------------------------------------------------
  Class C                                                        (1,828)       (19,220)
======================================================================================
                                                              1,088,353    $11,414,408
______________________________________________________________________________________
======================================================================================

 * Class R and Institutional Class shares commenced sales on April 30, 2004. ** Amount is net of redemption fees of $134, $53 and $45 for Class A, Class B and Class C shares for 2004, respectively.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.03)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.54
================================================================================
    Total from investment operations                                   0.51
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.51
________________________________________________________________________________
================================================================================
Total return(b)                                                        5.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,566
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.25%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       5.78%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.65)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,252,018.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,616
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,050,035.
(d)  Not annualized for periods of less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    APRIL 30,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.55
================================================================================
    Total from investment operations                                   0.48
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.48
________________________________________________________________________________
================================================================================
Total return(b)                                                        4.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $2,220
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       6.43%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.30)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               22%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $904,143.
(d)  Not annualized for periods of less than one year.


                                                                   CLASS R
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.


                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                  APRIL 30,
                                                                    2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $10.51
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                --
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               --
=============================================================================
    Total from investment operations                                   --
=============================================================================
Net asset value, end of period                                     $10.51
_____________________________________________________________________________
=============================================================================
Total return                                                           --
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                          --
-----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                       --
=============================================================================
Ratio of net investment income to average net assets                   --
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(a)                                             22%
_____________________________________________________________________________
=============================================================================

(a)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's

Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,364 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract.

These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                              MARKET
                                                 SHARES       VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-70.00%

ADVERTISING-3.91%

ADVO, Inc.                                          5,300   $  166,420
----------------------------------------------------------------------
Harte-Hanks, Inc.                                   6,600      158,136
======================================================================
                                                               324,556
======================================================================

AGRICULTURAL PRODUCTS-1.34%

Delta & Pine Land Co.                               4,600      111,596
======================================================================

AIR FREIGHT & LOGISTICS-2.24%

Dynamex Inc.(a)                                    14,000      186,060
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.71%

Hampshire Group, Ltd.(a)                           13,100      391,061
======================================================================

AUTO PARTS & EQUIPMENT-2.13%

Superior Industries International, Inc.             5,200      177,216
======================================================================

CASINOS & GAMING-2.24%

Argosy Gaming Co.(a)                                5,000      185,950
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.15%

Sabre Holdings Corp.                               11,100      261,849
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-8.22%

FTI Consulting, Inc.(a)                            20,000      329,000
----------------------------------------------------------------------
Learning Tree International, Inc.(a)               10,400      163,696
----------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                 40,500      190,350
======================================================================
                                                               683,046
======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.10%

Mettler-Toledo International Inc.(a)                3,900      174,798
======================================================================

HEALTH CARE EQUIPMENT-5.04%

Cytyc Corp.(a)                                      7,800      166,920
----------------------------------------------------------------------
DENTSPLY International Inc.                         5,200      251,992
======================================================================
                                                               418,912
======================================================================

HEALTH CARE SUPPLIES-12.14%

Cooper Cos., Inc. (The)                             5,900      318,600
----------------------------------------------------------------------
Ocular Sciences, Inc.(a)                            7,300      205,130
----------------------------------------------------------------------
Sola International Inc.(a)                         14,200      291,384
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE

----------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Sybron Dental Specialties, Inc.(a)                  6,600   $  193,050
======================================================================
                                                             1,008,164
======================================================================

LEISURE PRODUCTS-4.93%

Oakley, Inc.                                       11,000      152,240
----------------------------------------------------------------------
Polaris Industries Inc.                             6,000      257,400
======================================================================
                                                               409,640
======================================================================

OFFICE SERVICES & SUPPLIES-2.00%

HNI Corp.                                           4,500      166,545
======================================================================

PAPER PACKAGING-1.77%

Longview Fibre Co.                                 14,000      146,720
======================================================================

PHARMACEUTICALS-3.42%

Endo Pharmaceuticals Holdings Inc.(a)              11,900      284,053
======================================================================

REAL ESTATE-1.20%

MeriStar Hospitality Corp.(a)                      17,200       99,760
======================================================================

REGIONAL BANKS-1.97%

Alabama National BanCorp.                           3,200      163,264
======================================================================

RESTAURANTS-2.91%

IHOP Corp.                                          6,500      241,475
======================================================================

SPECIALTY CHEMICALS-2.69%

MacDermid, Inc.                                     6,900      223,422
======================================================================

TRUCKING-1.89%

Landstar System, Inc.(a)                            3,500      157,360
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $5,791,412)                     5,815,447
======================================================================

FOREIGN STOCKS-14.51%

CANADA-14.51%

Cott Corp. (Soft Drinks)(a)                         3,000       91,757
----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)                         178,600       75,526
----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                     17,700      391,025
----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                        73,600      277,969
----------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                22,900      214,382
----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                      7,300      154,351
======================================================================
    Total Foreign Stocks (Cost $1,206,587)                   1,205,010
======================================================================

                                               PRINCIPAL    MARKET
                                                AMOUNT      VALUE
----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-14.24%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-14.24%

Unsec. Disc. Notes, 0.90%, 05/03/04 (Cost
  $1,182,941)(b)                               $1,183,000   $1,182,941
======================================================================
TOTAL INVESTMENTS-98.75% (Cost $8,180,940)                   8,203,398
======================================================================
OTHER ASSETS LESS LIABILITIES-1.25%                            103,883
======================================================================
NET ASSETS-100.00%                                          $8,307,281
______________________________________________________________________
======================================================================

Investment Abbreviations

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $8,180,940)   $8,203,398
-----------------------------------------------------------
Cash                                                    417
-----------------------------------------------------------
Receivables for:
  Investments sold                                  223,439
-----------------------------------------------------------
  Fund shares sold                                   88,689
-----------------------------------------------------------
  Dividends                                           4,283
-----------------------------------------------------------
  Amount due from advisor                             6,830
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                      452
-----------------------------------------------------------
Other assets                                         46,812
===========================================================
    Total assets                                  8,574,320
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             237,024
-----------------------------------------------------------
  Fund shares reacquired                              1,235
-----------------------------------------------------------
  Deferred compensation and retirement plans            452
-----------------------------------------------------------
Accrued distribution fees                             3,473
-----------------------------------------------------------
Accrued trustees' fees                                  921
-----------------------------------------------------------
Accrued transfer agent fees                           1,847
-----------------------------------------------------------
Accrued operating expenses                           22,087
===========================================================
    Total liabilities                               267,039
===========================================================
Net assets applicable to shares outstanding      $8,307,281
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $8,290,672
-----------------------------------------------------------
Undistributed net investment income (loss)          (23,450)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                  17,679
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  22,380
===========================================================
                                                 $8,307,281
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $5,294,640
___________________________________________________________
===========================================================
Class B                                          $1,727,005
___________________________________________________________
===========================================================
Class C                                          $1,237,483
___________________________________________________________
===========================================================
Class R                                          $   10,000
___________________________________________________________
===========================================================
Institutional Class                              $   38,153
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             501,263
___________________________________________________________
===========================================================
Class B                                             163,932
___________________________________________________________
===========================================================
Class C                                             117,446
___________________________________________________________
===========================================================
Class R                                                 947
___________________________________________________________
===========================================================
Institutional Class                                   3,613
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.56
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.56 divided by
      94.50%)                                    $    11.17
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.54
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.56
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  7,422
----------------------------------------------------------------------
Interest                                                         2,824
======================================================================
  Total investment income                                       10,246
======================================================================

EXPENSES:

Advisory fees                                                   12,482
----------------------------------------------------------------------
Administrative services fees                                    24,863
----------------------------------------------------------------------
Custodian fees                                                   8,636
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,817
----------------------------------------------------------------------
  Class B                                                        3,968
----------------------------------------------------------------------
  Class C                                                        2,667
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,645
----------------------------------------------------------------------
Trustees' fees                                                   5,944
----------------------------------------------------------------------
Registration and filing fees                                     9,684
----------------------------------------------------------------------
Reports to shareholders                                          5,600
----------------------------------------------------------------------
Professional fees                                               23,894
----------------------------------------------------------------------
Other                                                            3,165
======================================================================
    Total expenses                                             107,365
======================================================================
Less: Fees waived, expenses reimbursed, and expense offset
  arrangements                                                 (73,669)
======================================================================
    Net expenses                                                33,696
======================================================================
Net investment income (loss)                                   (23,450)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         23,198
----------------------------------------------------------------------
  Foreign currencies                                            (5,519)
======================================================================
                                                                17,679
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,458
----------------------------------------------------------------------
  Foreign currencies                                               (78)
======================================================================
                                                                22,380
======================================================================
Net gain from investment securities and foreign currencies      40,059
======================================================================
Net increase in net assets resulting from operations          $ 16,609
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through April 30,
2004
(Unaudited)

                                                                APRIL 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (23,450)
--------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                      17,679
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                               22,380
==========================================================================
    Net increase in net assets resulting from operations            16,609
==========================================================================
Share transactions-net:
  Class A                                                        5,321,207
--------------------------------------------------------------------------
  Class B                                                        1,700,765
--------------------------------------------------------------------------
  Class C                                                        1,220,547
--------------------------------------------------------------------------
  Class R                                                           10,000
--------------------------------------------------------------------------
  Institutional Class                                               38,153
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                8,290,672
==========================================================================
    Net increase in net assets                                   8,307,281
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income (loss) of $(23,450))                                 $8,307,281
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis.

     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of fee waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the period ended April 30, 2004, AIM waived fees of $12,482 and reimbursed expenses of $61,161. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period ended April 30, 2004, AISI retained $1,022 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period ended April 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,817, $3,968, $2,667 and $0, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period ended April 30, 2004, AIM Distributors advised the Fund that it retained $9,012 in front-end sales commissions from the sale of Class A shares and $0, $0, $10 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the period ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $15 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $26.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period ended April 30, 2004, the Fund paid legal fees of $198 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carry forward actually available for the fund to utilize. The ability to use capital loss carry forward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period ended April 30, 2004 was $7,256,532 and $281,731, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                          $ 242,194
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (219,736)
==========================================================
Net unrealized appreciation of investment
  securities                                     $  22,458
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                             CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                    COMMENCED) TO
                                                                    APRIL 30,2004
                                                              -------------------------
                                                                SHARES         AMOUNT
---------------------------------------------------------------------------------------
Sold:
  Class A                                                       510,721      $5,419,564
---------------------------------------------------------------------------------------
  Class B                                                       165,572       1,717,922
---------------------------------------------------------------------------------------
  Class C                                                       117,564       1,221,816
---------------------------------------------------------------------------------------
  Class R*                                                          947          10,000
---------------------------------------------------------------------------------------
  Institutional Class*                                            3,613          38,153
=======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           528           5,631
---------------------------------------------------------------------------------------
  Class B                                                          (530)         (5,631)
=======================================================================================
Reacquired:
  Class A                                                        (9,986)       (103,988)
---------------------------------------------------------------------------------------
  Class B                                                        (1,110)        (11,526)
---------------------------------------------------------------------------------------
  Class C                                                          (118)         (1,269)
=======================================================================================
                                                                787,201      $8,290,672
_______________________________________________________________________________________
=======================================================================================

* Class R shares and Institutional Class shares commenced sales on April 30,
  2004.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                  CLASS A
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.07)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.56
==============================================================================
Net asset value, end of period                                     $10.56
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.60%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $5,295
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.00%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.02%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.30)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,645,835.
(d)  Not annualized for a period less than one year.


                                                                  CLASS B
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.63
==============================================================================
    Total from investment operations                                 0.53
==============================================================================
Net asset value, end of period                                     $10.53
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.30%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,727
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $811,347.
(d)  Not annualized for a period less than one year.


                                                                  CLASS C
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                              COMMENCED) TO
                                                               APRIL 30,
                                                                 2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.10)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.64
==============================================================================
    Total from investment operations                                 0.54
==============================================================================
Net asset value, end of period                                     $10.54
______________________________________________________________________________
==============================================================================
Total return(b)                                                      5.40%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,237
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     7.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.95)(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $545,255.
(d)  Not annualized for a period less than one year.


                                                                 CLASS R
                                                              -------------
                                                              APRIL 30,
                                                                2004
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              APRIL 30,
                                                                2004
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.56
---------------------------------------------------------------------------
Net investment income                                                --
===========================================================================
Net asset value, end of period                                   $10.56
___________________________________________________________________________
===========================================================================
Total return                                                         --
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                              --
===========================================================================
Ratio of net investment income to average net assets                 --
___________________________________________________________________________
===========================================================================
Portfolio turnover rate(a)                                           11%
___________________________________________________________________________
===========================================================================

(a)  Not annualized for a period of less than one year.


                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                APRIL 30, 2004
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 APRIL 30,
                                                                    2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.56
-----------------------------------------------------------------------------------
Net investment income                                                     --
===================================================================================
Net asset value, end of period                                        $10.56
___________________________________________________________________________________
===================================================================================
Total return                                                              --
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   38
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                   --
===================================================================================
Ratio of net investment income to average net assets                      --
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(a)                                                11%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for a period of less than one year.

NOTE 10--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $11,295 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                     PART C
                                OTHER INFORMATION


Item 22.          Exhibits


a           -     (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002.(8)

            - (b) Amendment No. 1, dated May 15, 2002,(effective as of July 1, 2002), to Amended and Restated Agreement and Declaration of Trust of Registrant.(8)

            - (c) Amendment No. 2, dated August 8, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant.(8)

            - (d) Amendment No. 3, dated September 23, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant.(9)

            - (e) Amendment No. 4, dated February 6, 2003 (effective as of February 28, 2002), to Amended and Restated Agreement and Declaration of Trust of Registrant.(9)

            - (f) Amendment No. 5, dated June 11, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(10)

            - (g) Amendment No. 6, dated June 23, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(10)

            - (h) Amendment No. 7, dated June 11, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(10)

            - (i) Amendment No. 8, dated September 16, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(11)

            - (j) Amendment No. 9, dated December 10, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(12)

b           -     Amended and Restated By-Laws of Registrant, adopted effective
                  May 15, 2002.(8)

c           -     Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust, as amended, and Articles
                  IV, V and VI, of the Amended and Restated By-Laws, as previously filed, define rights of holders of shares.


d   (1)     -     (a) Master Investment Advisory Agreement, dated September 11,
                  2000, between Registrant and A I M Advisors, Inc.(5)


            - (b) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(6)

            - (c) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(7)

            - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

            - (e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (f) Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (g) Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (h) Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(10)

            - (i) Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(12)


            - (j) Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(13)



    (2)     -     Master Intergroup Sub-Advisory Contract for Mutual Funds,
                  dated November 4, 2003, between A I M Advisors, Inc. and AIM
                  Funds Management Inc.(12)


e   (1)     -     (a) Amended and Restated Master Distribution Agreement (all
                  classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(11)

            - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(13)



            - (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(13)



            - (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(13)


    (2)     -     (a) Amended and Restated Master Distribution Agreement (Class
                  B shares) dated August 18, 2003, between Registrant and A I M
                  Distributors, Inc.(11)

            - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (d) Amendment No. 3, dated November 3, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)

            - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(12)


            - (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(13)



            - (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(13)


    (3)     -     Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers.(5)

    (4)     -     Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(3)

f   (1)     -     AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001.(7)

    (2)     -     Form of AIM Funds Director Deferred Compensation Agreement, as
                  amended, March 7, 2000, September 28, 2001 and September 26,
                  2002.(9)

g   (1)     -     (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company.(5)

            - (b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)

            - (c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(7)

            - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(8)

    (2)     -     (a) Subcustodian Agreement, dated September 9, 1994, between
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc.
                  (now known as AIM Investment Services, Inc.)(6)

            - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement, dated September 9, 1994, between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(6)

            - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement, dated September 9, 1994, between Registrant, JPMorgan Chase Bank (formerly Chase Bank of Texas, N.A., State Street Bank and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(8)

    (3)     -     Subcustodian Agreement, dated January 20, 1993, between State
                  Street Bank and Trust Company and The Bank of New York.(7)

    (4)     -     Foreign Assets Delegation Agreement, dated May 31, 2002,
                  between Registrant and A I M Advisors, Inc.(7)


h   (1)     -     (a) Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc.(13)


    (2)     -     (a) Master Administrative Services Agreement, dated September
                  11, 2000, between Registrant and A I M Advisors, Inc.(5)

            - (b) Amendment No. 1, dated September 1, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(6)

            - (c) Amendment No. 2, dated December 28, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(7)

            - (d) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

            - (e) Amendment No. 4, dated September 23, 2002, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (f) Amendment No. 5, dated November 1, 2002, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (g) Amendment No. 6, dated February 28, 2003, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

            - (h) Amendment No. 7, dated June 23, 2003, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(10)

            - (i) Amendment No. 8, dated November 3, 2003, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(12)


            - (j) Amendment No. 9, dated November 24, 2003, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(13)



            - (k) Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(13)



    (3)     -     Memorandum of Agreement, regarding securities lending, dated
                  September 11, 2000, between Registrant (on behalf of all
                  Funds) and A I M Advisors, Inc.(7)


    (4)     -     Memorandum of Agreement, regarding expense limitations, dated
                  July 1, 2003, between Registrant (on behalf of AIM Developing
                  Markets Fund) and A I M Advisors, Inc.(10)

    (5)     -     Interfund Loan Agreement, dated September 18, 2001, between
                  Registrant and A I M Advisors, Inc.(6)


    (6)     -     Expense Reimbursement Agreement, dated June 30, 2003, between
                  Registrant and A I M Fund Services, Inc. (now known as AIM
                  Investment Services, Inc.).(13)



i           -     Consent of Ballard Spahr Andrews & Ingersoll, LLP.(13)



j           -     Consent of PricewaterhouseCoopers LLP.(13)


k           -     Financial Statements - None.

l   (1)     -     Agreement Concerning Initial Capitalization of Registrant's
                  AIM Libra Fund, dated October 31, 2002.(9)

    (2)     -     Agreement Concerning Initial Capitalization of Registrant's
                  AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark
                  Small Companies Fund dated November 3, 2003.(12)

m   (1)     -     (a) Amended and Restated Master Distribution Plan (Class A
                  Shares), effective as of August 18, 2003.(11)

            - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(12)

            - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(12)

            - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(12)

            - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(12)

            - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(12)


            - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(13)



            - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(13)


    (2)     -     (a) Amended and Restated Master Distribution Plan (Class B
                  Shares) (Securitization Feature), effective as of August 18,
                  2003.(11)

            - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(12)

            - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(12)

            - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(12)

            - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(12)

            - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(12)


            - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(13)



            - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(13)

    (3)     -     (a) Amended and Restated Master Distribution Plan (Class C
                  Shares), effective as of August 18, 2003.(11)

            - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(12)

            - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(12)

            - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(12)

            - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(12)

            - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(12)


            - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(13)



            - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(13)


    (4)     -     (a) Amended and Restated Master Distribution Plan (Class R
                  shares), effective as of August 18, 2003.(11)

            - (b) Amendment No. 1, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(12)

            - (c) Amendment No. 2, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(12)

            - (d) Amendment No. 3, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(12)


            - (e) Amendment No. 4, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(13)


    (5)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares).(10)

    (6)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares).(10)

    (7)     -     Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class R Shares).(10)


n   (1)           Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002, as amended and restated October
                  31, 2002, as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003, and as further amended and restated effective May 12, 2004.(13)


o           -     Reserved.

p   (1)     -     A I M Management Group Inc. Code of Ethics, adopted May 1,
                  1981, as last amended June 10, 2003, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(10)

    (2)     -     Code of Ethics of Registrant, effective September 28, 2000.(5)

----------

    (1)   Incorporated herein by reference to PEA No. 55, filed on August 26,
          1998.

    (2) Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.

    (3) Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.

    (4) Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.

    (5) Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.

    (6)   Incorporated herein by reference to PEA No. 60, filed on October 12,
          2001.

    (7)   Incorporated herein by reference to PEA No. 61, filed on January 30,
          2002.

    (8)   Incorporated herein by reference to PEA No. 62, filed on August 14,
          2002.

    (9) Incorporated herein by reference to PEA No. 63, filed on February 20, 2003.

    (10)  Incorporated herein by reference to PEA No. 64, filed on August 20,
          2003.

    (11) Incorporated herein by reference to PEA No. 65, filed on October 10, 2003.


    (12) Incorporated herein by reference to PEA No. 66, filed on February 25, 2004.



    (13)  Filed herewith electronically.




Item 23. Persons Controlled by or Under Common Control With the Fund


                    None.


Item 24.                   Indemnification


                    The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and
                    (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.


                    A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

                    Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


                    Section 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between AIM and AIM Funds Management Inc. provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.


                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.


Item 25.                   Business and Other Connections of Investment Advisor



                    The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of AIM Funds Management Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by AIM Funds Management Inc., herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 26(b) of this Part C.

Item 26.                   Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                    AIM Combination Stock & Bond Funds
                    AIM Counselor Series Trust
                    AIM Equity Funds
                    AIM Floating Rate Fund
                    AIM Funds Group
                    AIM Growth Series
                    AIM International Mutual Funds
                    AIM Investment Securities Funds
                    AIM Sector Funds
                    AIM Special Opportunities Funds
                    AIM Stock Funds
                    AIM Summit Fund
                    AIM Tax-Exempt Funds
                    AIM Treasurer's Series Trust
                    AIM Variable Insurance Funds


(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.



Name and Principal                            Position and Officers with                Positions and Offices
Business Address*                                     Underwriter                          with Registrant
-----------------                                     -----------                          ---------------
Gene L. Needles                          Chairman, Director, President and      None
                                         Chief Executive Officer


Mark H. Williamson                       Director                               Trustee and Executive Vice President

John S. Cooper                           Executive Vice President               None

James L. Salners                         Executive Vice President               None

Marilyn M. Miller                        Executive Vice President               None

James E. Stueve                          Executive Vice President               None

Glenda A. Dayton                         Senior Vice President                  None

Ivy B. McLemore                          Senior Vice President                  None

David J. Nardecchia                      Senior Vice President                  None

Margaret A. Vinson                       Senior Vice President                  None

Gary K. Wendler                          Senior Vice President                  None

Stephen H. Bitteker                      First Vice President                   None

Kevin M. Carome                          Vice President                         Senior Vice President, Secretary and
                                                                                Chief Legal Officer

Name and Principal                            Position and Officers with                Positions and Offices
Business Address*                                     Underwriter                          with Registrant
-----------------                                     -----------                          ---------------
Mary A. Corcoran                         Vice President                         None

Rhonda Dixon-Gunner                      Vice President                         None

Dawn M. Hawley                           Vice President & Treasurer             None

Ofelia M. Mayo                           Vice President, General Counsel &      Assistant Secretary
                                         Assistant Secretary

Kim T. McAuliffe                         Vice President                         None

Linda L. Warriner                        Vice President                         None

Norman W. Woodson                        Vice President                         None

Rebecca Starling-Klatt                   Assistant Vice President & Chief       None
                                         Compliance Officer

Kathleen J. Pflueger                     Secretary                              Assistant Secretary


----------

*                11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)              None.


Item 27.               Location of Accounts and Records


                 A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.


Item 28.               Management Services


                 None.


Item 29.               Undertakings


                 Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 31st day of August, 2004.

                                 REGISTRANT:   AIM INVESTMENT FUNDS

                                         By:   /s/ Robert H. Graham
                                               Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 SIGNATURES                              TITLE                                 DATE
                 ----------                              -----                                 ----
            /s/ Robert H. Graham             Chairman, Trustee & President                August 31, 2004
         --------------------------          (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                         Trustee
         --------------------------
               (Bob R. Baker)

             /s/ Frank S. Bayley*                       Trustee
         --------------------------
              (Frank S. Bayley)

             /s/ James T. Bunch*                        Trustee
         --------------------------
                (James T. Bunch)

            /s/ Bruce L. Crockett*                      Trustee
         --------------------------
             (Bruce L. Crockett)

            /s/ Albert R. Dowden*                       Trustee
         --------------------------
             (Albert R. Dowden)

           /s/ Edward K. Dunn, Jr.*                     Trustee
         --------------------------
            (Edward K. Dunn, Jr.)

             /s/ Jack M. Fields*                        Trustee
         --------------------------
              (Jack M. Fields)

            /s/ Carl Frischling*                        Trustee
         --------------------------
              (Carl Frischling)

             /s/ Gerald J. Lewis*                       Trustee
         --------------------------
             (Gerald J. Lewis)

           /s/ Prema Mathai-Davis*                      Trustee
         --------------------------
            (Prema Mathai-Davis)

            /s/ Lewis F. Pennock*                       Trustee
         --------------------------
             (Lewis F. Pennock)

            /s/ Ruth H. Quigley*                        Trustee
         --------------------------
             (Ruth H. Quigley)

             /s/ Louis S. Sklar*                        Trustee
         --------------------------
              (Louis S. Sklar)

              /s/ Larry Soll*                           Trustee
         --------------------------
               (Larry Soll)

           /s/ Mark H. Williamson*           Trustee & Executive Vice President
         --------------------------
             (Mark H. Williamson)

                                             Vice President & Treasurer (Principal        August 31, 2004
            /s/ Sidney M. Dilgren             Financial and Accounting Officer)
         --------------------------
             (Sidney M. Dilgren)

*By         /s/ Robert H. Graham
         --------------------------
                Robert H. Graham
                Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX


Exhibit
Number            Description
-------           -----------

d(j) Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.

e(1)(g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

h(1) Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc.

h(2)(j) Amendment No. 9, dated November 24, 2003, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.

h(2)(k) Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

h(6) Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)

i                 Consent of Ballard Spahr Andrews & Ingersoll, LLP

j                 Consent of PricewaterhouseCoopers LLP

m(1)(g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(1)(h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(2)(g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)

                                     INDEX

Exhibit
Number            Description
-------           -----------

m(2)(h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature)

m(3)(g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares)

m(3)(h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares)

m(4)(e) Amendment No. 4, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares)

n(1) Fifth Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002, as amended and restated October 31, 2002, as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003, and as further amended and restated effective May 12, 2004